UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 97.3%
Alabama – 2.1%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$6,875,000	14.488%	11/03/16	$ 9,420,194
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
2,795,000	5.375	12/01/16	2,926,868
4,425,000	5.500	12/01/21	4,516,996
5,775,000	5.625	12/01/26	5,845,108
16,515,000	5.750	12/01/36	16,544,397
Courtland Industrial Development Board PCRB Refunding for International Paper Co. Projects Series 2005 A (BBB/Baa3)
1,000,000	5.000	06/01/25	1,030,830
Infirmary Health System Special Care Facilities Financing Authority of Mobile RB for Infirmary Health System, Inc. Series 2010 A (A-/NR)
7,500,000	5.250	02/01/30	7,541,100
Selma Industrial Development Board Gulf Opportunity Zone Bonds for International Paper Company Project Series 2011 A (BBB/Baa3)
2,250,000	5.375	12/01/35	2,335,410
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A (GO OF AUTH) (NR/NR)
7,600,000	6.000	08/01/25	7,433,788
15,000,000	6.000	08/01/35	13,977,000

			71,571,691

Arizona – 1.3%
Apache County IDA PCRB for Tucson Electric Power Company Series 2012 A (BBB-/Baa2)
7,000,000	4.500	03/01/30	6,714,050
City of Tempe IDA RB Refunding for Friendship Village Series 2012 A (NR/NR)
1,250,000	6.250	12/01/42	1,290,300
1,325,000	6.250	12/01/46	1,365,943
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
8,800,000	7.250	02/01/40	9,935,376
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Public Service Co. of New Mexico Palo Verde Project Series 2003 A (BBB/Baa3)
5,000,000	6.250	01/01/38	5,451,750
Pima County IDA RB for Tucson Electric Power Co. Project Series 2010 A (BBB-/Baa2)
7,485,000	5.250	10/01/40	7,520,179
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2012 A (BBB-/Baa2)
5,350,000	4.500	06/01/30	5,129,420
University Medical Center Corp. RB Series 2009 (BBB+/Baa1)
500,000	6.250	07/01/29	554,660
1,360,000	6.500	07/01/39	1,505,275
University Medical Center Corp. RB Series 2011 (GO OF CORP) (BBB+/Baa1)
3,500,000	6.000	07/01/39	3,836,945

			43,303,898

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – 12.4%
ABC Unified School District GO Bonds Series 2001 C (NATL-RE FGIC) (A+/Aa3)(d)
$1,600,000	0.000%	08/01/26	$ 848,432
Alameda County Oakland Unified School District GO Bonds for Election of 2006 Series 2012 A (NR/NR)
2,800,000	5.500	08/01/32	2,809,772
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (AA-/A1)(d)
1,210,000	0.000	08/01/36	338,243
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (AA-/A2)(d)
1,055,000	0.000	08/01/25	590,716
California Health Facilities Financing Authority RB for California Sutter Health Facilities Series 2007 A (AA-/Aa3)
5,870,000	5.250	11/15/46	5,947,249
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 A (BBB+/Baa2)
1,000,000	5.000	11/15/34	1,026,280
California Municipal Finance Authority COPS for Community Hospitals of Central California Obligated Group Series 2009 (BBB/Baa2)
19,500,000	5.500	02/01/39	20,131,410
California Public Works Board Lease RB for various Judicial Council Projects Series 2011 D (A-/A2)
3,000,000	5.000	12/01/31	3,112,470
California State Various Purpose GO Bonds Series 2011 (A/A1)
10,000,000	5.000	09/01/41	10,344,700
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A (NR/NR)
2,000,000	5.400	11/01/27	2,030,880
11,850,000	5.500	11/01/38	11,968,737
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/43	1,690,819
California Statewide Communities Development Authority RB for Methodist Hospital Project Series 2009 (FHA) (NR/Aa2)
5,340,000	6.625	08/01/29	6,255,863
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (B/NR)(d)
35,000,000	0.000	06/01/46	1,562,400
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL-RE FGIC) (A/WR)(d)
7,000,000	0.000	09/01/33	2,188,900
City of Davis Redevelopment Agency Tax Allocation for Davis Redevelopment Project Series 2011 A (A+/NR)
750,000	6.500	12/01/26	896,385
2,830,000	7.000	12/01/36	3,342,485
City of Goleta Redevelopment Agency Tax Allocation for Goleta Old Town Redevelopment Project Series 2011 (NR/NR)
670,000	7.750	12/01/31	705,631
5,000,000	8.000	06/01/44	5,270,900
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (BBB/NR)
600,000	5.000	09/02/30	629,184
Coronado Community Development Agency Tax Allocation for Coronado Community Development Project Series 2005 (AMBAC) (AA-/NR)
175,000	5.000	09/01/20	182,675

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Dana Point Community Facilities District No. 2006-1 Special Tax Bonds Series 2013 (NR/NR)
$3,000,000	4.500%	09/01/38	$ 2,630,640
2,000,000	4.625	09/01/43	1,743,620
Encinitas Community Facilities District No.1 Special Tax Refunding Bonds for Encinitas Ranch Public Improvements Series 2012 (A-/NR)
775,000	5.000	09/01/29	827,785
2,000,000	4.000	09/01/30	1,946,560
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (XLCA) (A+/WR)(d)
4,180,000	0.000	04/01/29	1,746,488
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL-RE) (A+/A1)(d)
3,360,000	0.000	10/01/32	1,110,043
Fullerton Public Financing Authority Tax Allocation Series 2005 (AMBAC) (A/WR)
200,000	5.000	09/01/27	207,238
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(d)
125,785,000	0.000	06/01/47	8,798,661
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(d)
307,000,000	0.000	06/01/47	5,464,600
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B-/B3)
1,590,000	5.125	06/01/47	1,221,867
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (Radian-IBCC) (A-/A2)
150,000	5.000	06/01/45	153,979
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Senior Asset-Backed Bonds Series 2007 A-1 (B-/B3)
32,650,000	5.750	06/01/47	27,566,068
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005 A (A-/A2)
220,000	5.000	06/01/45	228,481
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement RB Asset-Backed Bonds Series 2013 A (A-/A2)
1,500,000	5.000	06/01/30	1,538,850
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (B/NR)(d)
101,195,000	0.000	06/01/36	16,481,630
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (B/NR)(d)
211,235,000	0.000	06/01/47	9,714,698
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (B/NR)(d)
260,660,000	0.000	06/01/57	2,593,567
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3 (NR/NR)
690,000	5.050	09/01/35	680,892

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2002 Series 2013 (NR/NR)
$4,000,000	5.000%	09/01/37	$ 3,759,520
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (A-/NR)
665,000	6.625	08/01/24	722,277
1,000,000	7.250	08/01/31	1,090,770
9,315,000	7.375	08/01/40	10,168,533
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (AA-/Aa3)(d)
49,925,000	0.000	08/01/50	6,464,289
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (NR/WR)
17,425,000	7.500	12/01/24	17,395,726
Lynwood Redevelopment Agency Tax Allocation for Housing Projects Series 2011 A (A-/NR)
1,625,000	6.750	09/01/26	1,827,410
1,500,000	7.000	09/01/31	1,681,800
875,000	7.250	09/01/38	991,734
Madera County Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2005 (NATL-RE FGIC) (A+/WR)(d)
2,740,000	0.000	08/01/26	1,445,542
2,590,000	0.000	08/01/27	1,278,191
1,395,000	0.000	08/01/28	641,421
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(d)
1,330,000	0.000	08/01/27	647,417
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (NR/Aa3)(d)
3,750,000	0.000	08/01/35	1,151,513
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (NATL-RE FGIC) (A+/Aa3)(d)
1,000,000	0.000	08/01/24	609,480
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
8,250,000	6.500	11/01/39	9,737,970
M-S-R Energy Authority Gas RB Series 2009 B (A-/NR)
2,000,000	6.500	11/01/39	2,360,720
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
10,000,000	6.125	11/01/29	11,328,700
13,500,000	6.500	11/01/39	15,934,860
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(e)
7,000,000	0.000	08/01/30	4,569,460
Murrieta Community Facilities District No. 3 Special Tax for Creekside Village Improvement Area 1 Series 2005 (NR/NR)
1,615,000	5.200	09/01/35	1,537,367
New Haven Unified School District GO Bonds Refunding for Capital Appreciation Series 2009 (ASSURED GTY) (AA-/Aa3)(d)
860,000	0.000	08/01/25	506,007
1,105,000	0.000	08/01/26	608,844
5,550,000	0.000	08/01/30	2,364,133
7,830,000	0.000	08/01/32	2,946,038
7,000,000	0.000	08/01/34	2,348,080
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
16,450,000	6.750	11/01/39	17,652,660
Palomar Pomerado Health COPS Series 2010 (BB+/Baa3)
7,000,000	6.000	11/01/41	7,195,370

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/A1)(e)
$10,750,000	0.000%	08/01/38	$ 8,613,115
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL-RE FGIC) (AA-/Aa3)(d)
1,805,000	0.000	08/01/25	1,065,798
Poway Unified School District Community Facilities District No. 6-4S Ranch Improvement Area C Special Tax Bonds Series 2012 (NR/NR)
250,000	4.600	09/01/35	230,385
1,485,000	5.000	09/01/42	1,404,394
Poway Unified School District Public Financing Authority Special Tax Bonds Series 2013 B (BBB-/NR)
1,900,000	5.000	09/01/32	1,914,934
2,330,000	5.000	09/01/35	2,314,412
4,750,000	5.000	09/01/42	4,650,440
Poway Unified School District Public Financing Authority Special Tax RB Refunding Series 2013 (BBB/NR)
1,500,000	4.125	09/15/36	1,291,305
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)(d)
2,220,000	0.000	10/01/33	650,038
2,220,000	0.000	10/01/35	567,121
1,840,000	0.000	10/01/37	407,063
5,000,000	0.000	10/01/38	1,029,300
8,425,000	0.000	10/01/39	1,608,585
13,395,000	0.000	10/01/40	2,277,686
7,275,000	0.000	10/01/41	1,143,412
6,000,000	0.000	10/01/42	880,740
Riverside County Redevelopment Agency Tax Allocation for Jurupa Valley Redevelopment Project Area Series 2011 B (A-/NR)
1,225,000	6.500	10/01/25	1,322,878
1,950,000	6.750	10/01/30	2,104,245
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (BBB-/NR)(f)
1,000,000	5.750	06/01/44	1,015,030
2,000,000	5.750	06/01/48	2,030,060
Romoland School District Special Tax RB Refunding for Community Facilities District No. 2004-1 Improvement Area No. 3 Series 2013 (NR/NR)
2,635,000	5.000	09/01/43	2,391,658
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL-RE FGIC) (A/A2)(d)
1,420,000	0.000	08/01/25	800,738
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa3)(d)
30,265,000	0.000	07/01/44	5,856,580
San Diego Unified School District GO Bonds Refunding Series 2012 R-1 (AA-/Aa3)(d)
10,000,000	0.000	07/01/30	4,298,800
3,000,000	0.000	07/01/31	1,214,280
San Francisco City & County Redevelopment Agency Successor Agency Community Facilities District No. 6 Special Tax Refunding Bonds for Mission Bay South Public Improvement Series 2013 A (NR/NR)
675,000	5.000	08/01/30	667,339
1,335,000	5.000	08/01/33	1,289,009

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 C (A-/NR)
$500,000	6.750%	08/01/33	$ 586,960
2,000,000	6.750	08/01/41	2,328,000
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay North Redevelopment Series 2011 D (BBB/NR)
435,000	6.625	08/01/27	484,329
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
750,000	6.250	08/01/28	817,417
555,000	6.375	08/01/29	606,998
305,000	6.500	08/01/31	332,374
1,000,000	6.625	08/01/39	1,082,580
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2011 D (BBB/NR)
1,000,000	7.000	08/01/33	1,116,140
1,500,000	7.000	08/01/41	1,661,310
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL-RE FGIC) (A+/Aa2)(d)
1,580,000	0.000	08/01/24	1,007,866
1,595,000	0.000	08/01/25	942,900
San Mateo Special Tax Bonds for Community Facilities District No. 2008-1 Bay Meadows Series 2013 (NR/NR)
2,000,000	5.000	09/01/42	1,874,680
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (AA/NR)
2,000,000	5.000	07/01/42	2,071,960
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment RB Series 2011 (AA/NR)
2,000,000	5.000	07/01/32	2,111,860
Santee Community Development Commission Tax Allocation for Santee Community Redevelopment Project Series 2011 A (A/NR)
1,000,000	7.000	08/01/31	1,188,650
2,000,000	7.000	08/01/41	2,373,000
Stockton Unified School District GO Bonds Capital Appreciation for Election of 2008 Series 2011 D (AGM) (AA-/A2)(d)
13,025,000	0.000	08/01/39	2,823,169
17,470,000	0.000	08/01/44	2,782,272
14,850,000	0.000	08/01/45	2,229,134
17,405,000	0.000	08/01/46	2,454,801
690,000	0.000	08/01/47	91,722
14,015,000	0.000	08/01/48	1,738,140
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/42	3,799,640
Temecula Public Financing Authority Community Facilities District No. 03-03 Special Tax Refunding Bonds for Wolf Creek Series 2012 (NR/NR)
3,515,000	5.000	09/01/34	3,487,548
Temecula Redevelopment Agency Tax Allocation for Housing Redevelopment Project No. 1 Series 2011 A (A/NR)
1,000,000	6.750	08/01/31	1,184,400
2,100,000	7.000	08/01/39	2,486,547

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B3)
$4,845,000	4.750%	06/01/23	$ 4,541,800
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (B+/B2)
7,470,000	5.125	06/01/46	6,039,271
Tobacco Securitization Authority Southern California Tobacco Settlement RB Senior Asset-Backed Bonds for San Diego County Tobacco Asset Securitization Corp. Series 2006 A-1 (BB+/B3)
2,235,000	5.000	06/01/37	1,847,272
Twin Rivers Unified School District COPS for School Facility Bridge Funding Program Series 2007 (AGM) (AA-/A2)(a)
4,150,000	3.200	06/01/20	4,021,931
Union City Community Redevelopment Agency Tax Allocation for Community Redevelopment Project Sub Lien Series 2011 (A/NR)
1,500,000	6.875	12/01/33	1,806,570
Upland Community Facilities District No. 2003-2 Special Tax Refunding Bonds 2012 (BBB/NR)
1,000,000	5.000	09/01/34	1,026,560
West Hollywood Community Development Commission Tax Allocation for East Side Redevelopment Project Series 2011 A (BBB/NR)
1,000,000	7.250	09/01/31	1,175,560
5,000,000	7.500	09/01/42	5,906,000
William S. Hart Union High School District Election of 2008 GO Bonds Series 2011 B (AGM) (AA-/Aa2)(d)
7,000,000	0.000	08/01/35	2,103,780
3,325,000	0.000	08/01/36	933,660

			421,601,776

Colorado – 2.1%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
9,050,000	5.000	12/01/35	8,593,518
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2012 A (BBB-/NR)
3,500,000	4.500	12/01/33	3,149,125
3,500,000	5.000	12/01/33	3,451,385
Colorado Health Facilities Authority RB for The Evangelical Lutheran Good Samaritan Society Project Series 2012 (A-/A3)
16,110,000	5.000	12/01/42	15,278,402
Colorado Regional Transportation District Tax-Exempt Private Activity RB for Denver Transit Partners Eagle P3 Project Series 2010 (BBB-/Baa3)
12,860,000	6.000	01/15/41	14,273,314
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006 (NR/NR)(g)
4,500,000	5.000	12/01/17	3,336,795
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2007 A (AMT) (B/B2)
9,000,000	5.750	10/01/32	8,967,960
E-470 Public Highway Authority RB Series 2004 A (NATL-RE) (A/Baa1)(d)
15,000,000	0.000	09/01/28	6,707,100
4,100,000	0.000	09/01/34	1,227,786

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Series 2004 B (NATL-RE) (A/Baa1)(d)
$1,715,000	0.000%	09/01/28	$ 750,312
E-470 Public Highway Authority RB Series 2010 A (BBB-/Baa2)(d)
4,000,000	0.000	09/01/40	811,520
Park Meadows Business Improvement District RB Series 2007 (NR/NR)
475,000	5.300	12/01/27	498,356
720,000	5.350	12/01/31	756,842
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(b)
1,000,000	5.000	12/01/40	951,300
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B (NR/NR)(e)
1,725,000	0.000	12/01/40	1,139,311

			69,893,026

Connecticut – 0.1%
Town of Hamden Refunding GO Series 2013 (AGM) (AA-/A2)
415,000	5.000	08/15/20	464,717
750,000	5.000	08/15/21	836,723
1,085,000	5.000	08/15/22	1,201,236
500,000	5.000	08/15/23	551,310

			3,053,986

Delaware – 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A (NR/NR)
6,490,000	5.450	07/01/35	5,113,925
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2010 (BBB+/Baa2)
3,000,000	5.400	02/01/31	3,210,750

			8,324,675

District of Columbia – 1.8%
District of Columbia Tax Increment RB Refunding Gallery Place Project Series 2012 (A-/A1)
3,725,000	5.000	06/01/29	3,832,690
3,910,000	5.000	06/01/30	4,004,778
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2009 (ASSURED GTY) (AA-/A3)(e)
25,000,000	0.000	10/01/41	23,239,500
Metropolitan Washington DC Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (BBB+/Baa1)(e)
37,100,000	0.000	10/01/44	29,924,860

			61,001,828

Florida – 16.4%
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
4,175,000	6.300	05/01/35	3,705,563

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A (NR/NR)
$1,595,000	5.375%	05/01/37	$ 1,168,178
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2005 A-2 (NR/NR)
20,330,000	5.350	05/01/36	18,697,094
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2005 B-2 (NR/NR)
1,255,000	5.100	05/01/14	1,272,281
Arborwood Community Development District RB Capital Improvement for Centex Homes Project Series 2006 A-3 (NR/NR)
8,745,000	5.500	05/01/36	8,633,501
Arborwood Community Development District RB Capital Improvement for Master Infrastructure Project Series 2005 B (NR/NR)(h)
485,000	5.100	05/01/14	266,750
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-1 (NR/NR)(h)
17,510,000	5.500	05/01/36	9,630,500
Arborwood Community Development District Special Assessment Capital Improvement for Centex Homes Project Series 2006 A-2 (NR/NR)
220,000	5.250	05/01/36	227,748
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A (NR/NR)(h)
5,395,000	5.350	05/01/36	2,967,250
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)
3,200,000	5.500	05/01/14	2,517,952
Arborwood Community Development District Special Assessment for School Site Acquisition Project Series 2005 (NR/NR)(h)
1,210,000	5.500	05/01/14	665,500
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A (NR/NR)
1,660,000	5.850	05/01/22	1,669,728
8,000,000	6.000	05/01/33	8,046,160
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B (NR/NR)
11,870,000	5.800	05/01/34	11,919,498
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
515,000	5.500	11/01/23	494,961
900,000	6.125	11/01/33	843,840
1,000,000	6.500	11/01/43	1,009,580
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
465,000	6.000	05/01/35	483,805
Boggy Creek Improvement District Special Assessment RB Refunding Series 2013 (NR/NR)(b)
10,000,000	5.125	05/01/43	9,082,300
Brevard County Health Facilities Authority RB for Health First, Inc. Project Series 2009 (A-/A3)
4,750,000	7.000	04/01/39	5,383,317

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Bridgewater Community Development District Special Assessment Series 2004 A (NR/NR)
$3,075,000	6.000%	05/01/35	$ 3,078,259
Bridgewater Community Development District Special Assessment Series 2011 A (NR/NR)
8,955,000	7.210	05/01/35	8,621,158
Broward County Florida Airport Exempt Facility RB for Learjet, Inc. Project RMKT 07/19/04 Series 2000 (AMT) (NR/Ba2)
2,000,000	7.500	11/01/20	2,111,120
Broward County Florida Fuel System RB for Lauderdale Fuel Facilities LLC Project Series 2013 A (AMT) (AGM) (AA-/NR)
1,480,000	5.000	04/01/33	1,492,388
3,500,000	5.000	04/01/38	3,470,285
Capital Trust Agency Fixed Rate Air Cargo RB for Aero Miami FX, LLC Project Series 2010 A (NR/Baa3)
8,310,000	5.350	07/01/29	8,598,772
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
200,000	3.500	11/01/20	198,842
210,000	3.750	11/01/21	206,012
215,000	3.875	11/01/22	210,945
225,000	4.000	11/01/23	222,365
235,000	4.150	11/01/24	230,819
245,000	4.250	11/01/25	241,519
1,705,000	4.500	11/01/31	1,673,594
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
2,250,000	5.000	05/01/26	2,450,317
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
500,000	5.000	05/01/15	496,355
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
3,305,000	5.850	05/01/35	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)(h)
3,980,000	5.000	05/01/11	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
3,980,000	5.850	05/01/35	4,122,643
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)(e)
2,545,000	0.000	05/01/35	1,810,335
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)(d)
6,860,000	0.000	05/01/17	5,202,007
Cory Lakes Community Development District Special Assessment Series 2001 A (NR/NR)
210,000	8.375	05/01/17	220,456
Cory Lakes Community Development District Special Assessment Series 2001 B (NR/NR)
250,000	8.375	05/01/17	262,447
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C (NR/NR)
2,035,000	7.050	05/01/15	1,924,662

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Cutler Cay Community Development District Special Assessment Series 2004 (NR/NR)
$3,740,000	6.300%	05/01/34	$ 3,900,409
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
1,200,000	4.125	05/01/31	1,087,548
1,000,000	4.250	05/01/34	901,170
Durbin Crossing Community Development District Special Assessment Series 2005 A (NR/NR)
41,055,000	5.500	05/01/37	37,497,995
Durbin Crossing Community Development District Special Assessment Series 2005 B-2 (NR/NR)
535,000	6.830	11/01/15	541,923
Escambia County Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
28,000,000	6.000	08/15/36	30,621,080
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (A-/NR)
1,500,000	4.375	05/01/34	1,372,170
Florida Higher Educational Facilities Financing Authority RB for Flagler College, Inc. Project Series 2006 (XLCA) (NR/WR)
11,180,000	5.250	11/01/36	11,270,670
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB/Baa2)
1,500,000	5.000	04/01/27	1,512,570
1,035,000	5.000	04/01/32	1,016,391
Florida Higher Educational Facilities Financing Authority RB Refunding for Nova Southeastern University Project Series 2012 A (BBB+/NR)
600,000	5.000	04/01/32	563,130
5,820,000	5.250	04/01/42	5,428,023
Forest Creek Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
355,000	7.000	11/01/13	354,283
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (AMT) (NR/NR)
3,165,000	5.000	11/15/26	3,080,589
5,000,000	5.000	11/15/36	4,635,900
Greeenway Improvement District Special Assessment RB Series 2013 (NR/NR)(b)
10,000,000	5.125	05/01/43	9,086,200
Harbour Isles Community Development District Special Assessment Series 2004 (NR/NR)
2,890,000	6.125	05/01/35	2,988,693
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
7,925,000	5.600	05/01/36	6,748,375
Heritage Harbour South Community Development District RB for Capital Improvement Series 2003 A (NR/NR)
1,010,000	6.200	05/01/35	1,045,097
Heritage Isle At Viera Community Development District Special Assessment Series 2005 (NR/NR)
6,530,000	5.550	05/01/37	5,941,973
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
2,380,000	5.700	05/01/36	2,271,734

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Hillsborough County IDA RB for Health Facilities RMKT 8/06/09 Series 2008 B (NR/WR)
$4,980,000	8.000%	08/15/19	$ 6,749,892
Islands At Doral III Community Development District Special Assessment Refunding Series 2013 (A-/NR)
380,000	2.875	05/01/19	369,721
390,000	3.000	05/01/20	377,543
405,000	3.250	05/01/21	389,760
415,000	3.375	05/01/22	397,944
345,000	3.500	05/01/23	329,458
445,000	3.625	05/01/24	423,649
465,000	3.750	05/01/25	441,048
465,000	3.875	05/01/26	440,364
7,950,000	4.125	05/01/35	7,129,242
Killarney Community Development District Special Assessment Series 2004 A (NR/NR)(h)
2,395,000	6.000	05/01/35	1,077,750
Killarney Community Development District Special Assessment Series 2004 B (NR/NR)(h)
1,750,000	5.125	05/01/16	787,500
Lakeland Hospital RB for Florida Southern College Project Series 2012 A (BBB+/NR)
1,500,000	5.000	09/01/42	1,399,785
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005 (NR/NR)
3,390,000	7.210	11/01/20	3,524,108
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B (NR/NR)
8,040,000	6.770	11/01/20	8,159,314
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre & NW Sector Project Series 2011 (NR/NR)
19,750,000	8.000	05/01/40	23,745,820
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BB+/NR)
19,960,000	5.125	11/15/36	20,029,062
Lee County IDA Health Care Facilities RB Refunding for Shell Point Project Series 2011 B (BB+/NR)
2,600,000	6.500	11/15/31	2,821,000
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+/NR)
1,000,000	5.000	11/15/13	1,011,580
2,245,000	5.000	11/15/15	2,365,714
4,000,000	5.000	11/15/22	4,137,440
10,000,000	5.000	11/15/29	10,076,300
Live Oak Community Development District No. 2 Special Assessment Series 2010 (NR/NR)
1,550,000	7.360	11/01/20	1,660,065
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
5,040,000	5.400	05/01/30	4,175,539
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
2,635,000	5.375	05/01/30	1,844,500
Marsh Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
2,715,000	5.450	05/01/36	2,820,179
Meadow Pointe IV Community Development District Capital Improvement Series 2012 B (NR/NR)(e)
1,140,000	0.000	05/01/20	1,035,245

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(h)
$1,910,000	5.250%	05/01/15	$ 744,900
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(h)
1,380,000	6.150	11/01/14	14
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-1 (NR/NR)(e)
445,000	0.000	05/01/36	365,834
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2012 A-2 (NR/NR)(e)
850,000	0.000	05/01/38	675,087
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(h)
1,075,000	5.250	05/01/15	11
Mediterra South Community Development District RB Refunding for Capital Improvement Series 2012 (BBB-/NR)
295,000	4.000	05/01/19	294,835
305,000	4.200	05/01/20	305,525
325,000	4.400	05/01/21	324,984
335,000	4.500	05/01/22	334,256
350,000	4.650	05/01/23	348,887
1,245,000	5.100	05/01/31	1,209,430
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2004 (NR/NR)(i)
1,849,000	6.750	11/15/14	2,011,786
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 2012 (BBB/Baa2)
3,750,000	5.000	11/15/29	3,639,637
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(b)
17,760,000	5.000	03/01/30	17,718,974
Miami-Dade County Subordinate Special Obligation Capital Appreciation RB Bonds Series 2009 (A+/A2)(d)
1,030,000	0.000	10/01/34	323,255
3,050,000	0.000	10/01/41	611,708
5,315,000	0.000	10/01/46	794,380
Miami-Dade County Subordinate Special Obligation RB Series 2009 (A+/A2)(d)
1,900,000	0.000	10/01/42	358,967
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-1 (NR/NR)
2,085,000	5.750	05/01/38	1,696,398
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 A-2 (NR/NR)(e)
5,340,000	0.000	05/01/38	2,349,600
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-1 (NR/NR)
2,915,000	5.000	05/01/15	2,821,108
New River Community Development District Special Assessment RB for Capital Improvement Series 2010 B-2 (NR/NR)(e)
4,185,000	0.000	05/01/18	1,841,400
New River Community Development District Special Assessment Series 2006 A (NR/NR)(h)
545,000	5.350	05/01/38	5

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
New River Community Development District Special Assessment Series 2006 B (NR/NR)(h)
$3,260,000	5.000%	05/01/13	$ 33
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
1,680,000	5.000	04/01/24	1,849,714
1,765,000	5.000	04/01/25	1,922,597
1,005,000	5.000	04/01/26	1,083,872
Overoaks Community Development District RB for Capital Improvement Series 2010 A-1 (NR/NR)
1,055,000	6.125	05/01/35	1,095,164
Overoaks Community Development District RB for Capital Improvement Series 2010 A-2 (NR/NR)
1,445,000	6.125	05/01/35	1,445,000
Overoaks Community Development District RB for Capital Improvement Series 2010 B (NR/NR)
3,020,000	5.125	05/01/17	3,020,000
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)(h)
1,200,000	5.125	05/01/16	12,000
210,000	6.125	05/01/35	2,100
Paseo Community Development District Capital Improvement Revenue Bonds Capital Appreciation Series 2011 A-2 (NR/NR)(e)
26,610,000	0.000	05/01/36	9,297,268
Paseo Community Development District Capital Improvement Revenue Bonds Special Assessment Series 2011 A-1 (NR/NR)
2,150,000	5.400	05/01/36	2,267,691
Paseo Community Development District RB for Capital Improvement Series 2005 A (NR/NR)(h)
6,355,000	5.400	05/01/36	64
Paseo Community Development District RB for Capital Improvement Series 2005 B (NR/NR)(h)
3,670,000	4.875	05/01/10	37
Paseo Community Development District RB for Capital Improvement Series 2006 (NR/NR)(h)
2,600,000	5.000	02/01/11	26
Pelican Marsh Community Development District Special Assessment RB Series 2012 (NR/NR)
745,000	4.875	05/01/22	721,830
Pine Island Community Development District Utility System Bonds Series 2004 (NR/NR)(h)
1,355,000	5.300	11/01/10	704,600
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (BBB-/NR)
235,000	3.250	05/01/20	228,662
245,000	3.500	05/01/21	237,148
255,000	3.750	05/01/22	246,049
265,000	4.000	05/01/23	254,964
275,000	4.250	05/01/24	263,898
290,000	4.500	05/01/25	277,652
2,805,000	4.750	05/01/33	2,603,882
Reunion East Community Development District Special Assessment Series 2002 A-1 (NR/NR)
9,160,000	7.200	05/01/22	9,182,259
Reunion East Community Development District Special Assessment Series 2002 A-2 (NR/NR)(h)
4,670,000	7.200	05/01/22	2,335,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
River Hall Community Development District Special Assessment for Capital Improvement Series 2011 A (NR/NR)
$5,355,000	5.450%	05/01/36	$ 4,605,193
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B (NR/NR)
1,795,000	5.500	05/01/15	1,788,089
Sarasota County Public Hospital District RB for Sarasota Memorial Hospital Project Series 2009 A (AA-/A1)
1,500,000	5.625	07/01/39	1,560,630
Seven Oaks Community Development District II Special Assessment Series 2004 B (NR/NR)
725,000	7.500	05/01/16	721,984
South Kendall Community Development District Special Assessment Series 2010 A (NR/NR)
1,890,000	6.200	11/01/40	2,127,119
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)(f)
2,015,000	5.250	05/01/34	1,977,360
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)
4,470,000	5.800	05/01/35	4,030,420
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
3,350,000	5.800	05/01/35	2,414,513
Southern Hills Plantation II Community Development District Special Assessment for Capital Improvement Series 2004 (NR/NR)(h)
3,265,000	5.850	05/01/34	1,828,400
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
5,835,000	6.500	11/15/39	6,605,395
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)(h)
455,000	5.500	11/01/10	273,000
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
1,185,000	4.000	05/01/25	1,126,876
2,160,000	5.000	05/01/34	1,994,177
Stoneybrook South Community Develoment District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
1,150,000	5.500	05/01/24	1,112,579
2,500,000	6.500	05/01/39	2,513,950
Sumter Landing Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
2,500,000	5.125	10/01/38	2,522,200
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
500,000	5.500	05/01/34	507,290
750,000	6.125	05/01/42	752,708
Venetian Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)
2,500,000	5.500	05/01/34	2,536,450
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)(i)
1,195,000	5.850	07/17/13	1,197,593
Village Center Community Development District Recreational RB Series 2003 A (NATL-RE) (A/Baa1)
5,780,000	5.000	11/01/32	5,841,037

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Village Center Community Development District Recreational RB Series 2004 A (NATL-RE) (A/Baa1)
$5,875,000	5.125%	11/01/36	$ 5,984,804
Village Center Community Development District Recreational RB Subseries 1998 B (NR/NR)
900,000	8.250	01/01/17	903,357
Village Center Community Development District Recreational RB Subseries 1998 C (NR/NR)
1,500,000	7.375	01/01/19	1,504,515
Village Center Community Development District Recreational RB Subseries 2003 B (NR/NR)
4,005,000	6.350	01/01/18	4,071,203
Village Center Community Development District Recreational RB Subseries 2004 B (NR/NR)
2,430,000	5.875	01/01/15	2,477,385
Village Community Development District No. 10 Special Assessment Series 2012 (NR/NR)
5,000,000	5.125	05/01/43	4,734,650
Village Community Development District No. 5 Special Assessment RB Refunding Phase I Series 2013 (A/NR)
1,250,000	4.000	05/01/33	1,165,413
Village Community Development District No. 5 Special Assessment RB Refunding Phase II Series 2013 (A/NR)
2,500,000	4.000	05/01/34	2,325,625
Village Community Development District No. 8 Special Assessment RB Series 2008 (NR/NR)
8,870,000	6.375	05/01/38	10,288,757
Village Community Development District No. 8 Special Assessment Refunding Phase II Series 2010 (NR/NR)
8,860,000	6.125	05/01/39	10,043,076
Village Community Development District No. 9 Special Assessment RB Series 2011 (NR/NR)
5,635,000	7.000	05/01/41	6,423,675
Village Community Development District No. 9 Special Assessment Refunding Series 2012 (NR/NR)
2,235,000	5.500	05/01/42	2,304,151
Villasol Community Development District RB Series 2003 A (NR/NR)(h)
3,755,000	6.600	05/01/34	2,816,250
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-1 (NR/NR)
15,000	5.350	05/01/39	13,763
Waters Edge Community Development District Capital Improvement RB Refunding Series 2012 A-2 (NR/NR)(e)
1,090,000	0.000	05/01/39	604,318

			556,636,720

Georgia – 2.4%
Atlanta Tax Allocation for Beltline Project RMKT 12/15/09 Series 2009 A (NR/A2)
8,060,000	7.500	01/01/31	9,658,782
Atlanta Tax Allocation for Eastside Project Series 2005 B (A-/NR)
1,085,000	5.400	01/01/20	1,153,919
1,750,000	5.600	01/01/30	1,839,180
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 A (B/NR)
8,000,000	8.750	06/01/29	9,563,840
Clayton County Development Authority Special Facilities RB for Delta Airlines, Inc. Series 2009 B (AMT) (B/NR)
8,750,000	9.000	06/01/35	9,575,475

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A (NR/NR)
$2,290,000	5.250%	11/01/28	$ 2,057,702
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A (NR/NR)
1,750,000	6.125	02/15/34	1,768,987
Marietta Development Authority University Facilities RB Refunding for Life University, Inc. Project Series 2008 (NR/Ba3)
2,500,000	7.000	06/15/39	2,558,425
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/WR)(g)
49,820,000	0.840	10/01/33	42,233,909

			80,410,219

Guam – 1.3%
Guam Government Department of Education COPS for John F. Kennedy High School Project Series 2010 A (B/NR)
2,500,000	6.625	12/01/30	2,556,250
3,355,000	6.875	12/01/40	3,481,651
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
2,400,000	5.375	12/01/24	2,523,912
3,000,000	5.625	12/01/29	3,126,660
2,750,000	5.750	12/01/34	2,897,235
Guam Power Authority RB Refunding Series 2012 A (AGM) (AA-/A2)
2,750,000	5.000	10/01/30	2,925,615
Guam Power Authority RB Refunding Series 2012 A (BBB/Baa3)
3,000,000	5.000	10/01/34	3,084,780
Guam Power Authority RB Series 2010 A (BBB/Baa3)
11,705,000	5.500	10/01/40	12,273,395
Guam Waterworks Authority RB for Water & Wastewater System Series 2010 (BB/Ba2)
9,785,000	5.625	07/01/40	9,911,814

			42,781,312

Idaho – 0.5%
Madison County Hospital Revenue COPS Series 2006 (BB+/NR)
1,500,000	5.250	09/01/30	1,504,650
15,285,000	5.250	09/01/37	15,098,370

			16,603,020

Illinois – 5.2%
Chicago Illinois Board of Education GO Bonds Refunding Series 2005 A (AMBAC) (A+/A2)
8,965,000	5.500	12/01/29	10,030,401
Chicago Illinois O’Hare International Airport Special Facility RB Refunding for American Airlines, Inc. Project Series 2007 (NR/WR)(h)
16,400,000	5.500	12/01/30	18,677,304
Chicago Illinois Second Lien Water RB Project Series 2012 (AA-/Aa3)
4,000,000	5.000	11/01/42	4,163,120
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
111,000	5.400	03/01/16	114,852
1,450,000	5.625	03/01/36	1,457,873

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A (NR/NR)
$34,585,000	6.750%	10/01/46	$ 29,399,325
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2007 A (BBB-/NR)
4,500,000	5.750	05/15/31	4,624,965
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2010 (BBB-/NR)
1,250,000	6.125	05/15/27	1,343,562
Illinois Finance Authority RB Refunding for Franciscan Communities, Inc. Series 2013 A (BBB-/NR)
4,500,000	5.250	05/15/47	4,128,300
Illinois Finance Authority RB Refunding for OSF Healthcare System Series 2010 A (A/A3)
17,875,000	6.000	05/15/39	19,486,789
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/B2)
5,600,000	5.125	01/01/25	5,046,272
Illinois Finance Authority Recovery Zone Facility RB for Navistar International Corp. Project Series 2010 (CCC/B3)
14,000,000	6.500	10/15/40	14,237,440
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Series 2004 B (NR/C)(h)
15,000	4.500	06/01/14	3,000
3,225,000	5.000	06/01/24	645,000
8,000,000	5.375	06/01/35	1,600,000
Illinois Finance Authority Water Facilities RB Capital Appreciation for American Water Capital Corp. Project Series 2009 (A-/Baa1)
2,000,000	5.250	10/01/39	1,971,800
Illinois Finance Authority Water Facilities RB for American Water Capital Corp. Project Series 2010 (NR/Baa1)
10,500,000	5.250	05/01/40	10,277,295
Illinois GO Bonds Refunding Series 2012 (A-/A3)
2,000,000	5.000	08/01/25	2,066,240
Illinois GO Bonds Refunding Series 2013 (A-/A3)(f)
3,400,000	5.500	07/01/38	3,478,710
Illinois GO Bonds Series 2012 (A-/A3)
1,000,000	5.000	03/01/37	963,660
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
2,377,000	6.250	03/01/34	2,427,868
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Residual Series 2010 A-3219 (AAA/NR)(b)(c)
20,000,000	11.614	12/15/40	20,718,000
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (NR/NR)(i)
1,900,000	5.125	08/15/14	2,001,232
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006 (NR/NR)
4,567,000	6.000	03/01/36	3,661,866
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	4.750	10/01/29	810,424
1,010,000	4.750	10/01/32	952,723
Southwestern Illinois Development Authority RB Capital Appreciation for United States Steel Corporation Project Series 2012 (AMT) (BB-/B1)
10,000,000	5.750	08/01/42	9,538,700

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006 (NR/NR)
$4,039,000	5.750%	03/01/36	$ 3,633,484

			177,460,205

Indiana – 1.4%
Anderson Indiana Economic Development RB Refunding & Improvement for Anderson University Project Series 2007 (BB+/NR)
1,355,000	5.000	10/01/24	1,219,527
1,500,000	5.000	10/01/32	1,250,445
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
3,250,000	5.250	08/01/36	3,328,585
Indiana Finance Authority Environmental Improvement RB Refunding for United States Steel Corporation Project Series 2010 (BB-/B1)
9,750,000	6.000	12/01/26	10,037,820
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2011 N (AA-/A1)
2,000,000	5.125	03/01/38	2,044,980
Indiana Finance Authority Midwestern Disaster Relief RB for Ohio Valley Electric Co. Project Series 2012 A (BBB-/Baa3)
5,000,000	5.000	06/01/39	4,769,400
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
6,250,000	5.000	07/01/48	5,642,000
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
1,195,000	29.820	11/01/27	2,039,793
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (AMT) (NR/WR)(h)
7,737,197	6.500	11/15/31	154,744
Rockport Indiana RB Refunding for AK Steel Corp. Project Series 2012 A (AMT) (B-/B3)
15,000,000	7.000	06/01/28	13,371,300
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007 (NR/NR)(b)
2,000,000	5.500	09/01/27	2,052,100

			45,910,694

Iowa – 0.7%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
2,550,000	5.250	06/01/26	2,560,098
Iowa Finance Authority Midwestern Disaster Area RB for Alcoa, Inc. Projects Series 2012 (BBB-/Ba1)
23,195,000	4.750	08/01/42	18,688,212
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E (BBB-/NR)
1,355,000	5.750	05/15/31	1,392,628

			22,640,938

Kentucky – 0.9%
Kentucky Economic Development Finance Authority Health System RB for Norton Healthcare, Inc. Series 2000 B (NATL-RE) (A/Baa1)(d)
1,720,000	0.000	10/01/22	1,151,282

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB for Owensboro Medical Health System, Inc. Series 2010 A (BBB+/Baa2)
$8,000,000	6.375%	06/01/40	$ 8,807,280
9,000,000	6.500	03/01/45	9,946,080
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA-/NR)(b)(c)
2,340,000	18.138	11/01/14	2,841,322
Louisville & Jefferson County Metro Government Health System RB for Norton Healthcare, Inc. Series 2006 (A-/NR)
6,815,000	5.000	10/01/30	6,963,771

			29,709,735

Louisiana – 1.6%
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Westlake Chemical Corp. Projects Series 2010 A-2 (BBB-/Baa3)
5,000,000	6.500	11/01/35	5,353,700
Louisiana Local Government Environmental Facilities and Community Development Authority RB for Women’s Hospital Foundation Project Series 2010 A (BBB+/A3)
20,015,000	6.000	10/01/44	22,389,579
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 B (BBB/Baa2)
12,500,000	4.250	12/01/38	11,159,125
New Orleans Aviation Board Gulf Opportunity Zone RB for Consolidated Rental Car Project Series 2009 A (A-/Baa2)
7,470,000	6.500	01/01/40	8,549,191
St. Charles Parish Gulf Opportunity Zone RB for Valero Energy Corp. Project Series 2010 (BBB/Baa2)(a)
7,500,000	4.000	06/01/22	7,444,275

			54,895,870

Maryland – 1.1%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB-/Ba2)
600,000	5.000	09/01/16	618,336
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004 (NR/NR)
4,454,000	6.250	09/01/33	4,553,681
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
2,481,000	6.500	07/01/31	2,509,854
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003 (NR/NR)
3,609,000	7.000	07/01/33	3,654,293
Frederick County Maryland Educational Facilities RB for Mount St. Mary’s University Series 2007 (BB+/Ba2)
2,590,000	5.000	09/01/30	2,279,252
Maryland State Economic Development Corp. Port Facilities RB Refunding for CNX Marine Terminals, Inc. Port of Baltimore Facility Series 2010 (BB/NR)
5,000,000	5.750	09/01/25	5,331,700
Maryland State Health & Higher Educational Facilities Authority RB for Doctors Community Hospital Series 2010 (BB+/Baa3)
9,500,000	5.750	07/01/38	9,527,075
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2007 A (BBB/Baa2)
7,530,000	5.500	07/01/42	7,819,227

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Maryland State Health & Higher Educational Facilities Authority RB for Mercy Medical Center Series 2012 (BBB/Baa2)
$2,100,000	5.000%	07/01/31	$ 2,136,519

			38,429,937

Massachusetts – 0.8%
Massachusetts Development Finance Agency RB Series 2013 A (NR/NR)(f)
2,250,000	6.500	11/15/43	2,197,372
Massachusetts State Health & Educational Facilities Authority RB for Simmons College Series 2009 I (BBB+/Baa1)
5,000,000	8.000	10/01/29	5,571,850
8,660,000	8.000	10/01/39	9,550,681
Massachusetts State Health & Educational Facilities Authority RB for Suffolk University Series 2009 A (BBB/Baa2)
10,000,000	5.750	07/01/39	10,661,200

			27,981,103

Michigan – 4.9%
Allen Park City Brownfield Redevelopment Authority Series 2007 (AMBAC) (B-/WR)
7,095,000	5.000	05/01/32	5,414,549
Detroit Michigan School District GO Bonds for School Building and Site Improvement Series 2002 A (FGIC-Q-SBLF) (AA-/Aa2)
3,500,000	6.000	05/01/20	4,158,000
3,000,000	6.000	05/01/21	3,559,170
Detroit Michigan Sewage Disposal System RB Second Lien 2001 B (NATL-RE FGIC) (A/B2)
4,070,000	5.500	07/01/29	3,989,496
Detroit Michigan Water Supply System Revenue Senior Lien Bonds Series 2011-A (A+/B1)
30,005,000	5.250	07/01/41	28,733,388
Michigan Finance Authority RB for Rol Railroad II Series 2012 R- 14017 (AAA/NR)(b)(c)
13,885,000	14.040	01/01/18	21,584,094
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (CCC+/NR)(d)
196,775,000	0.000	06/01/52	2,613,172
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (CCC/NR)(d)
70,100,000	0.000	06/01/52	644,920
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BBB/Baa2)
4,000,000	5.375	06/01/26	4,178,680
9,835,000	5.500	06/01/35	10,211,582
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
40,000,000	8.250	09/01/39	49,024,400
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2011 A (AMT) (A/A2)
9,000,000	5.000	12/01/21	9,941,490
11,000,000	5.000	12/01/22	12,033,560
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
5,000,000	5.000	12/01/37	5,093,750
4,500,000	5.000	12/01/42	4,550,310

			165,730,561

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – 0.2%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2012 (NR/NR)
$2,500,000	5.750%	06/15/32	$ 2,517,275
3,750,000	6.000	06/15/39	3,819,975

			6,337,250

Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB/NR)
1,825,000	5.250	12/01/26	1,880,553

Missouri – 0.1%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A (NR/NR)(h)
1,535,000	6.000	07/01/37	230,250
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B (AMT) (NR/NR)(h)
7,750,000	6.000	07/01/25	1,162,500
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
1,000,000	5.000	06/01/35	1,022,630
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)(h)
1,250,000	5.750	04/01/27	650,000
Strother Interchange Transportation Development District-Lees Summit RB Series 2006 (NR/NR)
675,000	5.000	05/01/24	634,561

			3,699,941

Montana – 0.2%
City of Forsyth Pollution Control RB Refunding for Puget Sound Energy Project Series 2013 A (A-/NR)
8,625,000	3.900	03/01/31	7,881,611

Nevada – 0.7%
City of Las Vegas Special Improvement District No. 607 for Local Improvement Refunding Series 2013 (NR/NR)
450,000	2.000	06/01/14	451,579
500,000	2.000	06/01/15	495,725
500,000	3.000	06/01/16	499,575
780,000	3.000	06/01/17	768,651
770,000	4.000	06/01/18	780,957
850,000	4.000	06/01/19	853,978
720,000	4.000	06/01/20	715,255
925,000	4.000	06/01/21	905,316
500,000	5.000	06/01/22	520,030
450,000	5.000	06/01/23	464,180
200,000	4.250	06/01/24	192,214
325,000	5.000	06/01/24	332,956
Clark County Improvement District No. 142 Local Improvement Special Assessment Series 2012 (BBB-/NR)
2,335,000	4.000	08/01/22	2,226,913
1,760,000	4.000	08/01/23	1,661,950

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nevada – (continued)
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
$1,730,000	4.800%	03/01/15	$ 1,700,175
1,990,000	4.900	03/01/17	1,916,947
2,460,000	5.000	03/01/20	2,309,620
2,480,000	5.100	03/01/21	2,311,112
1,280,000	5.100	03/01/22	1,172,147
3,495,000	5.125	03/01/25	3,072,140
Henderson Local Improvement District No. T-17 Special Assessment Limited Obligation Series 2005 (NR/NR)
1,330,000	5.000	09/01/25	1,259,071
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
55,000	5.100	12/01/22	53,912

			24,664,403

New Hampshire – 0.2%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-/NR)(i)
1,000,000	5.500	07/01/15	1,097,000
1,400,000	5.875	07/01/15	1,546,188
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB/Baa3)
1,050,000	5.250	06/01/26	1,042,177
4,185,000	5.250	06/01/36	3,930,301

			7,615,666

New Jersey – 4.4%
New Jersey Economic Development Authority Cigarette Tax RB Refunding Series 2012 (BBB+/Baa1)
2,500,000	5.000	06/15/26	2,545,075
1,000,000	5.000	06/15/28	999,970
1,000,000	5.000	06/15/29	991,300
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (NR/Baa3)
1,000,000	4.750	06/15/32	992,570
1,000,000	5.000	06/15/37	1,014,390
1,000,000	5.125	06/15/43	1,019,750
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
1,640,000	5.000	09/01/34	1,736,038
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B2)
7,500,000	5.500	04/01/28	7,471,875
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B2)
5,500,000	5.125	09/15/23	5,319,325
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B2)
8,500,000	5.250	09/15/29	7,953,110
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2012 (AMT) (B/B2)
8,800,000	5.750	09/15/27	8,404,792

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
$32,380,000	6.625%	07/01/38	$ 34,857,718
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 A (BBB-/Baa3)
8,980,000	5.250	07/01/30	9,044,207
New Jersey Health Care Facilities Financing Authority RB for Trinitas Hospital Obligated Group Series 2007 B (BBB-/Baa3)
16,070,000	5.250	07/01/23	16,986,954
New Jersey Transportation Trust Fund Authority for Transportation System Bonds Series 2011 B (A+/A1)
7,000,000	5.000	06/15/42	7,250,530
Newark New Jersey Housing Authority RB for South Ward Police Facility Series 2009 A (ASSURED GTY) (GO OF CITY) (NR/A3)
2,000,000	6.750	12/01/38	2,351,480
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(d)
164,600,000	0.000	06/01/41	7,377,372
Tobacco Settlement Financing Corp. RB Senior Asset-Backed Bonds for Capital Appreciation Series 2007 1-A (B-/B2)
12,000,000	4.750	06/01/34	9,581,640
Tobacco Settlement Financing Corp. Tobacco Settlement Asset-Backed Bonds Series 2007 1A (B-/B2)
31,350,000	5.000	06/01/41	24,955,541

			150,853,637

New Mexico – 0.8%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 A (BBB/Baa3)
3,620,000	4.875	04/01/33	3,563,347
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan and Four Corners Projects RMKT 04/01/06 Series 2003 B (BBB/Baa3)
6,925,000	4.875	04/01/33	6,399,254
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa3)
14,000,000	5.900	06/01/40	14,896,000
New Mexico State Hospital Equipment Loan Council First Mortgage RB Refunding for Haverland Charter Lifestyle Group Series 2013 (BBB-/NR)
2,000,000	5.000	07/01/42	1,739,000

			26,597,601

New York – 0.6%
Chautauqua County Industrial Development Agency Exempt Facility RB for Dunkirk NRG Power Project Series 2009 (BB+/Baa3)
1,500,000	5.875	04/01/42	1,535,595
Nassau County Tobacco Settlement Corp. RB Refunding for Asset-Backed Bonds Series 2006 A-3 (B-/NR)
1,890,000	5.125	06/01/46	1,445,983

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York City Industrial Development Agency PILOT RB for Queens Baseball Stadium Project Series 2009 (ASSURED GTY) (AA-/A3)
$1,000,000	6.125%	01/01/29	$ 1,106,480
3,000,000	6.375	01/01/39	3,306,360
5,000,000	6.500	01/01/46	5,502,400
Newburgh New York GO Serial Bonds Series 2012 A (NR/Ba1)
1,565,000	5.750	06/15/35	1,592,309
Troy City Capital Resource Corp. RB for Rensselaer Polytechnic Institute Project Series 2010 A (A-/A3)
5,000,000	5.125	09/01/40	5,204,700

			19,693,827

North Carolina – 0.7%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT) (NR/NR)
15,860,000	5.600	07/01/27	14,988,017
Columbus County Industrial Facilities and Pollution Control Financing Authority Recovery Zone Facility RB Series 2010 A (BBB/Baa3)
1,000,000	5.700	05/01/34	1,065,570
North Carolina Medical Care Commission Health Care Facilities RB Refunding First Mortgage for Lutheran Services for the Aging Series 2012 A (NR/NR)
3,800,000	4.750	03/01/32	3,453,288
1,000,000	5.000	03/01/37	921,780
1,000,000	5.000	03/01/42	909,490
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 A (NR/NR)
500,000	5.250	09/01/21	508,845
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Methodist Church Project Series 2005 C (NR/NR)
1,500,000	5.250	10/01/24	1,516,635

			23,363,625

Ohio – 6.3%
Bowling Green City Student Housing RB for CFP I LLC - Bowling Green State University Project Series 2010 (BBB-/NR)
7,000,000	6.000	06/01/45	7,235,130
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
16,500,000	5.125	06/01/24	14,865,015
39,985,000	5.875	06/01/30	33,812,515
2,515,000	5.875	06/01/47	2,027,618
48,805,000	6.500	06/01/47	42,936,687
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-3 (B-/B3)
10,000,000	6.250	06/01/37	8,589,600
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (AMT) (B/B2)
30,450,000	5.375	09/15/27	28,016,741
Cleveland Airport System RB Refunding Series 2012 A (A-/Baa1)
8,500,000	5.000	01/01/29	8,797,245
3,250,000	5.000	01/01/31	3,288,123

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Cleveland Airport System RB Refunding Series 2012 A (AGM) (AA-/A2)
$6,900,000	5.000%	01/01/30	$ 7,190,766
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB/NR)
15,540,000	5.000	01/01/27	15,864,164
15,000,000	5.000	01/01/37	15,153,000
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
2,000,000	5.000	01/01/42	1,917,960
1,610,000	5.000	01/01/46	1,523,607
Lorain County Port Authority Recovery Zone Facility RB for United States Steel Corp. Project Series 2010 (BB-/B1)
8,730,000	6.750	12/01/40	9,315,259
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (BB+/Ba1)
8,000,000	5.000	02/15/48	6,858,960
Ohio State Solid Waste Disposal RB for USG Corp. Project Series 1998 (AMT) (B-/Caa2)
7,250,000	5.650	03/01/33	6,839,070

			214,231,460

Oklahoma – 0.8%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB+/NR)
4,725,000	5.000	12/01/27	4,505,335
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2000 B (AMT) (NR/NR)
10,000,000	5.500	06/01/35	9,166,600
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
10,000,000	5.500	12/01/35	9,157,700
Weatherford Hospital Authority RB Series 2006 (NR/NR)
2,200,000	6.000	05/01/25	2,163,282
865,000	6.000	05/01/31	818,766

			25,811,683

Oregon – 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007 (NR/NR)
4,750,000	5.500	03/01/37	4,468,610
Oregon Facilities Authority Student Housing RB for CHF-Ashland, L.L.C.-Southern Oregon University Project Series 2012 (AGM) (AA-/A2)
1,500,000	5.000	07/01/44	1,527,180

			5,995,790

Pennsylvania – 3.7%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
1,500,000	5.000	09/01/30	1,506,465
1,000,000	5.000	09/01/35	982,840
Allegheny County IDA Environmental Improvement RB Refunding for United States Steel Corp. Project Series 2009 (BB-/B1)
1,200,000	6.750	11/01/24	1,309,896
Allentown Neighborhood Improvement Zone Development Authority Tax RB 2012 A (NR/Baa2)
12,000,000	5.000	05/01/42	12,041,640

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (NR/Baa3)
$500,000	5.000%	08/01/35	$ 460,450
1,000,000	5.000	08/01/45	873,610
Chester Economic Development Authority RB Series 2004 (MUN GOVT GTD) (NR/NR)
8,640,000	7.000	03/01/19	8,898,768
City of Philadelphia GO Bonds Series 2011 (A-/A2)
4,000,000	6.000	08/01/36	4,398,200
Clairton Municipal Authority Sewer RB Series 2012 B (BBB/NR)
1,000,000	5.000	12/01/37	1,005,920
1,000,000	5.000	12/01/42	1,002,930
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (AA/Aa2)(g)
48,250,000	0.954	05/01/37	40,346,167
Lancaster County Hospital Authority Health Facilities RB for St. Anne’s Retirement Community, Inc. Project Series 2012 (BB+/NR)
1,400,000	5.000	04/01/27	1,343,412
1,500,000	5.000	04/01/33	1,381,395
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005 (NR/NR)
2,000,000	6.125	02/01/28	2,005,380
Pennsylvania Economic Development Financing Authority Exempt Facilities RB Refunding for Amtrak Project Series 2012 A (AMT) (A-/A1)
2,750,000	5.000	11/01/41	2,766,115
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal RB for Philadelphia Biosolids Facility Project Series 2009 (BBB/Baa3)
7,400,000	6.250	01/01/32	7,865,460
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 A (CCC+/NR)
1,000,000	7.500	05/01/20	1,080,000
Pennsylvania Economic Development Financing Authority Special Facilities RB for US Airways Group, Inc. Project Series 2010 B (CCC+/NR)
2,500,000	8.000	05/01/29	2,839,325
Pennsylvania State Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (XLCA) (BBB+/WR)(g)
13,095,000	0.790	07/01/27	11,326,782
10,750,000	0.840	07/01/39	7,966,503
Pennsylvania State Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
4,000,000	5.000	05/01/42	3,857,760
Philadelphia Authority Industrial Development RB for Please Touch Museum Project Series 2006 (BB-/NR)
3,000,000	5.250	09/01/26	2,836,110
3,000,000	5.250	09/01/31	2,737,440
Philadelphia Hospitals & Higher Education Facilities Authority RB Refunding for Temple University Health System Obligated Group Series 2012 B (BB+/Ba1)
3,940,000	5.625	07/01/42	3,790,359

			124,622,927

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – 8.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB+/Ba1)
$60,165,000	6.000%	07/01/38	$ 58,201,215
38,845,000	6.000	07/01/44	36,562,856
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (Radian-IBCC) (NR/Ba1)
1,710,000	6.000	07/01/44	1,609,537
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba1)
22,170,000	5.000	07/01/33	19,167,517
5,000,000	5.125	07/01/37	4,234,400
32,000,000	5.250	07/01/42	27,064,640
3,000,000	6.000	07/01/47	2,799,300
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C (BBB-/Baa3)
8,780,000	6.000	07/01/39	8,632,496
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A (BBB-/Baa3)
2,080,000	5.000	07/01/41	1,755,104
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA-/A2)(g)
30,000,000	0.710	07/01/29	21,711,600
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB/Baa3)
9,700,000	5.250	07/01/26	9,244,779
Puerto Rico Electric Power Authority RB Series 2010 XX (BBB/Baa3)
25,000,000	5.250	07/01/40	23,296,500
Puerto Rico Electric Power Authority RB Series 2012 A (AGM) (BBB/Baa3)
3,560,000	5.000	07/01/42	3,082,248
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (AMBAC) (BBB+/Baa3)(d)
4,750,000	0.000	07/01/34	1,115,823
3,750,000	0.000	07/01/35	815,250
Puerto Rico Infrastructure Financing Authority Special Tax RB Series 2005 A (FGIC) (BBB+/Baa3)(d)
10,720,000	0.000	07/01/31	3,162,721
10,085,000	0.000	07/01/45	1,036,234
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2007 P (COMWLTH GTD) (BBB-/Baa3)
1,000,000	6.125	07/01/23	1,022,850
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A3)
21,550,000	6.000	08/01/42	22,460,272
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 A (A+/A3)(d)
10,000,000	0.000	08/01/36	2,454,600
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)(d)
25,000,000	0.000	08/01/39	5,010,000
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(e)
14,080,000	0.000	08/01/32	13,946,662
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2010 A (A+/A3)(e)
10,000,000	0.000	08/01/33	7,611,700

			275,998,304

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Rhode Island – 0.0%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (CCC/NR)(d)
$85,300,000	0.000%	06/01/52	$ 1,362,241

South Carolina – 0.2%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
3,891,000	6.875	11/01/35	3,546,841
South Carolina Jobs - Economic Development Authority Hospital Refunding RB for Palmetto Health Series 2011 A (AGM) (AA-/A2)
4,000,000	6.500	08/01/39	4,525,040

			8,071,881

South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2007 (A+/A1)
5,000,000	5.000	11/01/40	5,171,950

Tennessee – 1.1%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A (NR/NR)
1,560,000	5.125	04/01/23	1,570,171
Chattanooga Health Educational & Housing Facility Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-/NR)
350,000	5.000	10/01/15	364,371
6,710,000	5.000	10/01/25	6,746,234
7,500,000	5.125	10/01/35	7,494,450
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A (NR/NR)(i)
1,000,000	6.250	02/15/14	1,036,820
Johnson City Health & Educational Board Retirement Facilities RB for Mountain States Health Alliance Series 2012 A (BBB+/Baa1)
1,500,000	5.000	08/15/42	1,455,165
Johnson City Health & Educational Facilities Board RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
5,500,000	6.500	07/01/38	6,015,845
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,000,000	5.250	04/01/36	2,042,040
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT) (NR/NR)(a)(h)
8,680,000	5.750	04/01/25	5,151,841
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A (NR/NR)
2,000,000	5.625	09/01/26	2,030,720
Shelby County Health Educational & Housing Facilities Board RB Refunding for The Village at Germantown Residential Care Facility Mortgage Series 2012 (NR/NR)
1,500,000	5.250	12/01/42	1,343,475
2,000,000	5.375	12/01/47	1,792,240

			37,043,372

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – 5.8%
Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (NR/NR)(h)
$12,000,000	5.750%	12/01/29	$ 13,447,920
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-1 (NR/NR)
180,000	9.750	01/01/26	185,287
Austin Texas Convention Center Enterprises, Inc. RB Third Tier Series 2001 C-2 (NR/NR)
8,650,000	9.750	01/01/26	8,902,320
Bexar County Texas Health Facilities Development Corp. RB for Army Retirement Residence Foundation Project Series 2010 (BBB/NR)
3,250,000	6.200	07/01/45	3,525,665
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CC/C)(h)
4,740,000	5.000	03/01/41	272,550
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CC/C)(h)
9,275,000	6.750	10/01/38	626,062
Central Texas Regional Mobility Authority Senior Lien RB Refunding Series 2013 A (BBB-/Baa2)
3,000,000	5.000	01/01/33	3,006,750
2,750,000	5.000	01/01/43	2,639,478
Dallas County Flood Control District No.1 GO Bonds Refunding Series 2002 (NR/NR)(b)
6,000,000	7.250	04/01/32	6,008,220
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (NR/WR)(h)
9,230,000	6.000	11/01/14	10,458,328
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (NR/Baa3)
6,000,000	4.750	05/01/38	5,356,860
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (NR/Baa3)
5,000,000	4.750	11/01/42	4,358,600
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Series 1998 B (AMT) (B/B2)
1,000,000	5.700	07/15/29	941,890
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (B/B2)
9,000,000	6.625	07/15/38	9,365,760
Matagorda County Navigation District No. 1 PCRB Refunding for AEP Texas Central Co. Project Series 2008-B-1 (Non-AMT) (BBB/Baa2)
5,000,000	4.000	06/01/30	4,376,400
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
5,200,000	6.300	11/01/29	5,810,376
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
5,165,000	5.625	02/15/35	5,185,195
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
25,585,000	6.250	01/01/39	28,452,567
North Texas Tollway Authority RB Refunding Toll Second Tier Series 2008 F (BBB+/A3)
53,205,000	5.750	01/01/38	56,977,767

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Port of Bay City Authority of Matagorda County RB for Hoechst Celanese Corp. Project Series 1996 (AMT) (BB-/B1)
$1,870,000	6.500%	05/01/26	$ 1,871,608
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (C/C)(h)
5,950,000	5.200	05/01/28	349,563
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
4,180,000	5.125	05/15/37	4,015,684
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A-/Baa2)(g)
7,825,000	0.883	12/15/26	6,657,588
Texas Private Activity Bond Surface Transportation Corp. RB Senior Lien for Mobility Partners LLC Series 2009 (BBB-/Baa2)
7,500,000	6.875	12/31/39	8,676,150
Texas Transportation Commission Central Texas Turnpike System First Tier RB Refunding First Tier Series 2012 A (A-/Baa1)
5,000,000	5.000	08/15/41	5,007,000
Tomball Hospital Authority RB Refunding Series 2005 (ETM) (NR/Aaa)(i)
250,000	5.000	07/01/15	271,515

			196,747,103

U.S. Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Notes Refunding for Cruzan Project Series 2009 A (NR/Baa3)
2,000,000	6.000	10/01/39	2,163,840

Utah – 0.9%
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (AMT) (NR/NR)
26,852,000	7.100	08/15/23	29,214,170

Vermont – 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A (NR/NR)
1,300,000	5.250	05/01/26	1,300,234
Vermont Educational & Health Buildings Financing Agency RB for St. Michael’s College Project Series 2012 (A-/Baa1)
2,250,000	5.000	10/01/42	2,293,223

			3,593,457

Virginia – 0.8%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007 (NR/NR)
1,000,000	5.000	01/01/31	974,960
Mosaic District Community Development Authority RB Series 2011 A (NR/NR)
3,580,000	6.250	03/01/21	3,962,380
2,000,000	6.625	03/01/26	2,200,560
7,000,000	6.875	03/01/36	7,649,320
Norfolk Redevelopment & Housing Authority First Mortgage for Retirement Community Series 2004 A (NR/NR)
500,000	6.000	01/01/25	499,585
1,100,000	6.125	01/01/35	1,086,415

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006 (NR/NR)
$725,000	5.150%	09/01/24	$ 734,432
1,000,000	5.300	09/01/31	977,130
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005 (NR/NR)
500,000	5.000	11/01/22	507,425
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
4,250,000	5.500	01/01/42	4,033,633
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
4,000,000	7.750	07/01/38	4,701,000

			27,326,840

Washington – 1.5%
Port of Seattle Industrial Development Corporation Special Facilities RB Refunding for Delta Air Lines, Inc. Project Series 2012 (AMT) (B/NR)
4,000,000	5.000	04/01/30	3,600,240
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(b)(c)
3,955,000	16.514	12/14/17	6,041,223
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(b)(c)
4,150,000	16.522	12/14/17	6,171,506
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2010 (NR/Baa2)
3,000,000	5.250	12/01/25	3,230,370
4,000,000	5.750	12/01/35	4,138,640
Washington Health Care Facilities Authority RB for Kadlec Regional Medical Center Series 2012 (NR/Baa3)
3,000,000	5.000	12/01/42	2,690,190
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/A1)
750,000	6.000	08/15/39	812,445
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/A1)
1,750,000	6.000	08/15/39	1,895,705
Washington Health Care Facilities Authority RB for MultiCare Health System Series 2012 A (AA-/A1)
3,290,000	5.000	08/15/42	3,401,794
10,000,000	4.000	08/15/46	8,244,400
Washington Health Care Facilities Authority RB for Swedish Health Services Series 2011 A (AAA/WR)(i)
8,505,000	6.250	05/15/21	11,030,390

			51,256,903

West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Refunding for Appalachian Power Co. - Amos Project Series 2010 A (BBB/Baa2)
4,000,000	5.375	12/01/38	4,265,040
West Virginia Higher Education Policy Commission RB Refunding for Higher Education Facilities Series A (A+/Aa3)
5,000,000	4.000	04/01/34	4,781,950

			9,046,990

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – 2.1%
Kaukauna Wisconsin Environmental Improvement RB for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
$6,510,000	5.250%	06/01/29	$ 6,637,596
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Improvements Obligated Group Series 2012 B (AMT) (BBB-/NR)
3,000,000	5.000	07/01/42	2,796,120
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+/NR)
1,500,000	6.100	05/01/34	1,546,035
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
5,825,000	5.125	05/15/29	5,899,677
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
2,200,000	5.000	05/15/36	2,205,104
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB/NR)
3,000,000	5.100	03/01/25	3,044,640
3,800,000	5.250	03/01/35	3,863,156
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
2,000,000	5.250	08/15/31	2,071,880
27,365,000	5.250	08/15/34	28,307,998
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006 (NR/NR)
1,275,000	5.650	08/01/21	1,282,739
2,385,000	5.800	08/01/29	2,326,496
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (A-/Baa1)
10,620,000	5.125	08/15/30	10,978,956

			70,960,397

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$3,299,148,616

Other Municipal Debt Obligations(b) – 1.9%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/Ba2)(a)
$4,000,000	5.200%	09/30/14	$ 3,801,400
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2000 (AMT) (NR/Ba2)
14,000,000	5.750	09/30/19	13,993,700
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 (AMT) (NR/Ba3)(a)
3,000,000	5.400	09/30/14	2,670,390
3,000,000	5.800	09/30/19	2,670,360
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2004 A-2 (AMT) (NR/Ba1)(a)
6,000,000	4.900	09/30/14	5,940,840
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/B1)(a)
6,000,000	5.900	09/30/20	4,920,900
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba1)(a)
8,000,000	5.125	09/30/15	7,920,480

Principal Amount	Interest Rate	Maturity Date	Value
Other Municipal Debt Obligations(b) – (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 (AMT) (NR/Ba2)(a)
$8,000,000	5.300%	09/30/15	$ 7,441,040
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(a)
4,000,000	5.500	09/30/15	3,480,520
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2013 (AMT) (NR/Ba1)(a)
10,000,000	5.000	01/31/18	10,004,400

			62,844,030

TOTAL OTHER MUNICIPAL DEBT OBLIGATIONS			$ 62,844,030

Shares	Description	Value
Common Stock – 0.0%
280	Delta Air Lines, Inc.(j)	$ 5,239

TOTAL INVESTMENTS – 99.2%		$3,361,997,885

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		27,740,288

NET ASSETS – 100.0%		$3,389,738,173

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $176,559,256, which represents approximately 5.2% of net assets as of June 30, 2013.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Zero coupon bond until next reset date.

(f)	When-issued security.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2013.

(h)	Security is currently in default.

(i)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(j)	Non-income producing security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance
Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CITY	— General Obligation of City
GO OF CORP	— General Obligation of Corporation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee
Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee
Corp., which reinsures Financial Guaranty
Insurance Co.
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PILOT	— Payment in Lieu of Taxes
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Insured by Radian Asset Assurance
Radian IBCC	— Insured by Radian Asset Insurance Bond
Custodial Certificate
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$4,000	1.000%	03/20/23	1.520%	$(192,974)	$42,466
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.700	06/20/21	1.380	—	202,353
	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	9,000	1.000	03/20/23	1.520	(434,193)	95,548
	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	25,000	1.000	09/20/23	1.550	(1,265,456)	235,902
	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	15,000	1.000	09/20/23	1.550	(714,068)	96,335
	Illinois State GO Bonds Series A, 5.000%, 06/01/29	10,000	1.830	06/20/21	1.900	—	(65,421)
Morgan Stanley & Co. International PLC	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	8,000	1.000	03/20/23	1.520	(326,334)	25,316
	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	09/20/23	1.550	(506,183)	94,361

TOTAL						$(3,439,208)	$726,860

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000’s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain

Morgan Stanley Capital Services, Inc.	$85,000	03/26/43	3 Month LIBOR	3.023%	$—	$6,505,565

FORWARD CONTRACTS — At June 30, 2013, the Fund had the following Rate Lock:

RATE LOCK WITH UNREALIZED LOSS

Counterparty	Description	Referenced Obligation	Notional Amount (000’s) Long (Short)	Termination Date	Unrealized Loss

Bank of America, N.A.	Municipal Market Data (MMD) Rate Lock	30 Year MMD Index	$(10,000)	09/26/13	$(522,000)

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,360,211,861

Gross unrealized gain	303,577,958
Gross unrealized loss	(301,791,934)

Net unrealized security gain	$1,786,024

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.2%
Alabama – 1.2%
Alabama Special Care Facilities Financing Authority RB for Birmingham Ascension Health Series 2009 C-1 (AA+/NR)(a)(b)(c)
$1,000,000	14.488%	11/03/16	$ 1,370,210
Alabama State Port Authority RB for Docks Facilities Series 2010 (A-/NR)
2,500,000	5.750	10/01/30	2,900,400
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+/NR)
1,780,000	5.750	12/01/36	1,783,169
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
575,000	5.000	11/15/17	610,000
100,000	5.000	11/15/21	103,443

			6,767,222

Alaska – 0.2%
Anchorage Alaska Water RB Refunding Series 2004 (NATL-RE) (AA/WR)(d)
1,000,000	5.125	05/01/14	1,040,540

Arizona – 1.6%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(e)
5,150,000	1.000	01/01/37	4,599,825
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for El Paso Electric Co. Project Series 2009 A (BBB/Baa2)
2,200,000	7.250	02/01/40	2,483,844
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB+/Baa1)(a)
2,000,000	5.500	06/01/14	2,081,400

			9,165,069

Arkansas – 0.1%
Arkansas State Development Finance Authority RB for Single Family Mortgage-Backed Securities Series 2008 B (AMT) (GNMA) (FNMA) (AA+/NR)
505,000	5.500	07/01/23	531,422

California – 19.9%
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F-1 (AA/Aa3)
4,000,000	5.500	04/01/43	4,242,480
California Educational Facilities Authority RB for California Institute of Technology Series 2009 (GO OF INSTN) (AA+/Aa1)
5,000,000	5.000	11/01/39	5,203,050
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	1,143,560
California Infrastructure & Economic Development Bank RB for Los Angeles County Department of Public Social Services Series 2003 (AMBAC) (AA-/WR)
1,000,000	5.750	09/01/23	1,012,650
California State Various Purpose GO Bonds Series 2009 (A/A1)
5,000,000	5.250	10/01/25	5,504,400
5,000,000	6.500	04/01/33	5,980,950
2,750,000	6.000	04/01/38	3,126,227

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California State Various Purpose GO Bonds Series 2010 (A/A1)
$1,250,000	6.000%	03/01/33	$ 1,475,662
1,500,000	5.500	03/01/40	1,622,145
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (CAL MTG INS) (A/NR)
1,435,000	5.750	08/15/38	1,554,923
California Statewide Communities Development Authority RB for Sutter Health Series 2011 A (AA-/Aa3)
2,000,000	6.000	08/15/42	2,293,500
California Statewide Community Development Authority Water & Wastewater RB Unrefunded Balance Series 2004 (AGM) (AA-/A2)
155,000	5.250	10/01/19	158,140
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (AA-/Aa2)(f)
6,500,000	0.000	06/01/34	2,137,460
Eastern California Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006 (NR/NR)(d)
385,000	5.000	09/01/13	395,653
Eastern California Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Promontory Pointe Series 2006 (NR/NR)
355,000	5.000	09/01/36	357,762
Foothill-De Anza California Community College District GO Bonds for Santa Clara County Election of 2006 Series 2007 A (AMBAC) (AA/Aaa)
6,000,000	5.000	08/01/27	6,445,320
Fullerton Community Facilities District No. 1 Special Tax Refunding Bonds for Amerige Heights Series 2012 (A-/NR)
500,000	5.000	09/01/32	502,890
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 B (CCC+/NR)(f)
18,000,000	0.000	06/01/47	1,259,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 C (CCC/NR)(f)
19,500,000	0.000	06/01/47	347,100
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AGM-CR) (FGIC) (AA-/A2)
3,500,000	5.000	06/01/35	3,611,860
Lake Elsinore California Unified School District Community Facilities Special Tax Series 2005-3 (NR/NR)
595,000	5.000	09/01/25	596,166
Los Angeles Community College District GO Bonds for 2008 Election Series 2010 C (AA/Aa1)
5,000,000	5.250	08/01/39	5,594,100
Los Angeles County Metropolitan Transportation Authority RB Refunding for Union Station Project Series 2004 D (AMBAC) (A/A1)(e)
2,100,000	0.440	07/05/27	1,911,040
Los Angeles Department of Airports RB Refunding for Los Angeles International Airport Series 2010 A (Non-Amt) (AA/Aa3)
3,000,000	5.000	05/15/35	3,094,770

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (ASSURED GTY) (AA-/Aa3)(f)
$2,000,000	0.000%	08/01/37	$ 542,860
4,500,000	0.000	08/01/38	1,151,415
4,500,000	0.000	08/01/39	1,087,740
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL-RE) (A/NR)(f)
1,205,000	0.000	08/01/26	622,877
M-S-R Energy Authority Gas RB Series 2009 A (A-/NR)
1,750,000	6.500	11/01/39	2,065,630
M-S-R Energy Authority Gas RB Series 2009 C (A-/NR)
3,500,000	6.125	11/01/29	3,965,045
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (AA-/Aa3)(g)
5,000,000	0.000	08/01/35	3,244,450
Ontario Redevelopment Financing Authority Lease RB for Capital Projects Series 2007 (AMBAC) (AA-/WR)
1,110,000	5.250	08/01/22	1,170,661
Palomar Pomerado Health COPS Series 2009 (BB+/Baa3)
2,500,000	6.750	11/01/39	2,682,775
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/A1)(g)
6,450,000	0.000	08/01/38	5,167,869
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (ASSURED GTY) (AA-/A1)(f)
2,150,000	0.000	08/01/31	821,988
4,150,000	0.000	08/01/32	1,485,036
3,500,000	0.000	08/01/33	1,182,125
Port of Oakland RB Refunding Senior Lien Series 2012 P (AMT) (A+/A2)
3,500,000	5.000	05/01/33	3,460,695
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(e)
3,000,000	0.714	12/01/35	2,676,810
San Diego Community College District GO Bonds for Election of 2002 Series 2005 (AGM) (AA+/Aa1)(d)
3,000,000	5.000	05/01/15	3,247,020
San Diego Community College District GO Bonds Refunding Series 2012 (AA+/Aa1)
2,575,000	5.000	08/01/27	2,902,978
San Diego County Water Authority COPS Series 2008 A (AGM) (AA+/Aa2)
5,000,000	5.000	05/01/33	5,355,500
San Diego Public Facilities Financing Authority Water RB Refunding Subseries 2012 A (AA-/Aa3)
2,500,000	5.000	08/01/31	2,704,500
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (AA-/Aa3)(f)
5,000,000	0.000	07/01/39	1,270,650
San Francisco City & County GO Bonds for Earthquake Safety & Emergency Response Series 2012 A (AA/Aa1)
3,930,000	3.000	06/15/22	3,991,740
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL-RE) (A/Baa1)(f)
1,605,000	0.000	01/15/26	795,454

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007 (NR/NR)
$1,865,000	5.000%	09/01/37	$ 1,760,038
Torrance California COPS for Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA/A1)
310,000	5.250	06/01/34	311,516
Vernon California Redevelopment Agency Tax Allocation for Industrial Redevelopment Project Series 2005 (NATL-RE) (A/Baa1)
725,000	5.250	09/01/19	736,180
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL-RE FGIC) (A+/WR)(f)
1,175,000	0.000	08/01/25	668,070

			114,642,530

Colorado – 1.0%
Colorado Health Facilities Authority Hospital RB for Poudre Valley Health Care, Inc. Series 2005 F (A+/A1)
800,000	5.000	03/01/25	820,728
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB-/NR)
1,150,000	5.000	12/01/35	1,091,994
E-470 Public Highway Authority RB Series 2010 A (BBB-/Baa2)(f)
6,000,000	0.000	09/01/40	1,217,280
West Metro Fire Protection District GO Bonds Series 2006 A (NATL-RE) (NR/Aa2)(d)
2,200,000	5.250	12/01/16	2,513,566

			5,643,568

District of Columbia – 1.2%
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/A1)
300,000	6.250	05/15/24	303,843
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (BBB/Baa1)
1,000,000	6.500	05/15/33	1,093,180
District of Columbia Water & Sewer Authority RB Public Utility Senior Lien Series 2009 A (AA+/Aa2)
5,000,000	6.000	10/01/35	5,478,400

			6,875,423

Florida – 12.4%
Arbor Greene Community Development District Special Assessment Refunding Series 2006 (A-/NR)
1,300,000	5.000	05/01/19	1,378,702
Bluewaters Community Development District Special Assessment Series 2004 (NR/NR)
2,265,000	6.000	05/01/35	2,356,597
Bridgewater Wesley Chapel Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
2,135,000	5.750	05/01/35	2,136,537
Citizens Property Insurance Corp. RB Senior Secured for High Risk Account Series 2009 A-1 (A+/A2)
3,650,000	5.500	06/01/17	4,097,490
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
885,000	5.375	05/01/36	919,232

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (AGM) (AA-/Aaa)(d)
$1,000,000	5.250%	08/15/14	$ 1,055,830
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-/NR)
445,000	5.000	05/01/21	451,128
Crossings At Fleming Island Community Development District RB Refunding Series 2007 (NATL-RE) (A/Baa1)
125,000	4.750	10/01/36	109,071
Crossings At Fleming Island Community Development District Special Assignment Refunding Series 2000 B (NATL-RE) (A/Baa1)
955,000	5.800	05/01/16	955,029
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
1,750,000	4.125	05/01/31	1,586,007
1,250,000	4.250	05/01/34	1,126,463
Florida State Municipal Power Agency RB Series 2009 A (A+/A2)
1,000,000	6.250	10/01/31	1,130,240
Greater Orlando Aviation Authority RB Refunding Series 2012 A (AMT) (A+/Aa3)
2,000,000	5.000	10/01/21	2,274,500
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (NATL-RE) (A/Baa1)
2,755,000	5.375	05/01/22	2,876,055
High Ridge Quantum Community Development District Special Assessment for Boyton Beach Series 2005 A (NR/NR)
1,710,000	5.750	05/01/35	1,711,180
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (A-/A3)
300,000	5.625	03/01/24	303,543
Keys Cove Community Development District Special Assessment Series 2004 (NR/NR)
2,215,000	5.875	05/01/35	2,341,144
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BB+/NR)
2,500,000	5.000	11/15/13	2,528,950
Longleaf Community Development District Special Assessment Refunding Series 2006 (NR/NR)(h)
1,185,000	5.375	05/01/30	829,500
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A (NR/NR)
875,000	6.000	05/01/35	870,695
Miami Special Obligation Non-Ad Valorem RB Refunding Series 2011 A (AGM) (AA-/A2)
1,200,000	6.000	02/01/30	1,312,836
1,500,000	6.000	02/01/31	1,637,025
Miami Special Obligation RB Refunding for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(b)
5,000,000	5.000	03/01/30	4,988,450
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (NATL-RE) (A/NR)
425,000	5.250	10/01/14	450,338
575,000	5.250	10/01/16	644,380
Miami-Dade County Florida Expressway Authority RB Series 2004 B (NATL-RE FGIC) (A/A3)(d)
1,000,000	5.250	07/01/14	1,049,730

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
North Sumter County Utility Dependent District RB Series 2010 (AGM) (AA-/A2)
$1,250,000	5.375%	10/01/40	$ 1,293,450
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
145,000	3.125	05/01/20	136,059
145,000	3.250	05/01/21	134,660
155,000	3.375	05/01/22	142,189
155,000	3.500	05/01/23	141,475
160,000	3.625	05/01/24	144,931
170,000	3.750	05/01/25	152,886
175,000	3.875	05/01/26	156,889
1,970,000	4.125	05/01/35	1,692,329
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (A-/NR)
1,330,000	4.500	11/01/33	1,324,653
Port Everglades Authority RB for Port Facilities Series 1986 (ETM) (AA+/Aaa)(d)
1,335,000	7.125	11/01/16	1,486,416
Sail Harbour Community Development District Special Assessment Series 2005 A (NR/NR)
890,000	5.500	05/01/36	902,344
Sausalito Bay Community Development District Special Assessment Refunding Series 2013 (A-/NR)
90,000	1.375	05/01/14	89,907
85,000	1.625	05/01/15	84,505
90,000	1.875	05/01/16	88,909
90,000	2.125	05/01/17	88,645
95,000	2.500	05/01/18	93,339
90,000	2.750	05/01/19	87,766
100,000	3.000	05/01/20	97,102
660,000	3.750	05/01/26	627,594
1,235,000	4.000	05/01/35	1,130,359
Sonoma Bay Community Development District Special Assessment Series 2005 A (NR/NR)
585,000	5.450	05/01/36	608,406
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
120,000	3.000	05/01/20	115,955
120,000	3.125	05/01/21	115,423
125,000	3.500	05/01/22	119,576
130,000	3.625	05/01/23	124,127
135,000	3.750	05/01/24	128,170
140,000	3.875	05/01/25	132,776
150,000	4.000	05/01/26	141,622
1,405,000	4.250	05/01/34	1,229,853
St. Petersburg Health Facilities Authority RB Refunding for All Children’s Hospital Series 2009 A (AA/A1)
2,000,000	6.500	11/15/39	2,264,060
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (NATL-RE) (A/Baa1)
250,000	4.625	10/01/30	250,802
Tampa Palms Open Space & Transportation Community Development District Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (NATL-RE) (A/Baa1)
1,395,000	4.500	05/01/18	1,481,253
Thousand Oaks Community Development District Special Assessment Series 2005 A-1 (NR/NR)
870,000	5.350	05/01/35	874,567

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Trails at Monterey Community Development District Special Assessment Refunding Bonds, Series 2012 (A-/NR)
$1,210,000	4.500%	05/01/33	$ 1,177,415
Venetian Isles Community Development District Special Assessment Refunding Series 2013 (A+/NR)
250,000	3.250	05/01/21	233,448
255,000	3.375	05/01/22	235,431
265,000	3.500	05/01/23	243,156
275,000	3.500	05/01/24	248,625
285,000	3.625	05/01/25	256,913
295,000	3.625	05/01/26	262,503
305,000	3.750	05/01/27	269,922
320,000	3.875	05/01/28	280,896
Verona Walk Community Development District Special Assessment Senior Lien Refunding RB for Capital Improvement Series 2013 A-1 (A/NR)
500,000	4.250	05/01/30	456,575
500,000	4.375	05/01/35	440,560
Verona Walk Community Development District RB for Capital Improvement Series 2004 (NR/NR)(d)
4,305,000	5.850	07/17/13	4,314,342
Village Community Development District No. 6 Special Assessment Series 2007 (NR/NR)
1,775,000	5.250	05/01/37	1,812,524
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)
985,000	5.600	05/01/36	992,259
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
100,000	3.125	05/01/20	96,967
100,000	3.250	05/01/21	96,368
105,000	3.375	05/01/22	100,912
105,000	3.500	05/01/23	100,435
110,000	3.625	05/01/24	104,907
115,000	3.750	05/01/25	109,281
120,000	3.875	05/01/26	113,869
1,160,000	4.125	05/01/34	1,061,841

			71,812,798

Georgia – 1.1%
Atlanta Airport RB Refunding Series 2012 C (AMT) (A+/A1)
1,250,000	5.000	01/01/27	1,332,775
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(d)
365,000	5.500	01/01/14	374,424
Metropolitan Atlanta Rapid Transit Authority Sales Tax RB Series 2009 A (AA+/A1)
4,075,000	5.250	07/01/36	4,420,927

			6,128,126

Guam – 0.4%
Guam Government Limited Obligation GO Bonds Section 30 Series 2009 A (BBB+/NR)
600,000	5.375	12/01/24	630,978
850,000	5.625	12/01/29	885,887
750,000	5.750	12/01/34	790,155

			2,307,020

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Idaho – 0.2%
Idaho Health Facilities Authority RB for St. Luke’s Health System Project Series 2008 (A/A2)
$1,000,000	6.750%	11/01/37	$ 1,120,530

Illinois – 5.3%
Chicago Illinois O’Hare International Airport RB Refunding Senior Lien Series 2012 B (AMT) (A-/A2)
7,130,000	5.000	01/01/32	7,238,447
Chicago Illinois O’Hare International Airport RB Refunding Third Lien Series 2003 A-1 (XLCA) (A-/A2)
490,000	5.250	01/01/34	496,507
Chicago Illinois Sales Tax RB Series 2011 A (AAA/Aa3)
2,000,000	5.000	01/01/41	2,082,840
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
705,000	6.250	11/15/13	707,023
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	381,714
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BB+/B2)
400,000	5.125	01/01/25	360,448
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB/NR)
400,000	5.050	08/01/29	392,220
Illinois GO Bonds Series 2012 A (A-/A3)
2,500,000	4.000	01/01/26	2,335,400
Illinois GO Bonds Series 2013 (A-/A3)(i)
600,000	5.500	07/01/38	613,890
Illinois GO Bonds Unrefunded (NATL-RE) (A/A2)
975,000	5.000	06/01/19	977,603
Illinois Municipal Electric Agency RB Power Supply System Series 2007 A (NATL-RE FGIC) (A+/A1)
4,020,000	5.250	02/01/22	4,423,528
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (AGM) (AA-/Aa2)
2,725,000	9.000	11/01/16	3,321,230
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A-/NR)
1,125,000	6.000	06/01/28	1,251,259
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Refunding Series 2007 (ASSURED GTY) (AA-/NR)
2,320,000	5.500	03/01/32	2,268,519
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (AA-/NR)(f)
6,500,000	0.000	12/01/25	3,885,115

			30,735,743

Indiana – 1.6%
Delaware County Hospital Authority RB for Cardinal Health System Obligated Group Series 2006 (NR/Baa2)
2,000,000	5.250	08/01/36	2,048,360
Indiana Finance Authority RB for Private Activity for Ohio River Bridges East End Crossing Project Series 2013 A (AMT) (BBB/NR)
1,000,000	5.000	07/01/48	902,720
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(b)(c)
205,000	29.820	11/01/27	349,923

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indianapolis Indiana Airport Authority RB Refunding Special Facilities for Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa1)
$640,000	5.100%	01/15/17	$ 705,050
Jasper County PCRB Refunding for Northern RMKT 08/25/08 Series 1994 C (NATL-RE) (A/Baa1)
650,000	5.850	04/01/19	726,316
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (ST AID WITHHLDG) (AA+/NR)
140,000	4.650	07/05/13	140,064
Purdue University Student Fee RB Series 2012 AA (AA+/Aaa)
2,380,000	5.000	07/01/28	2,649,559
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation Series 2006 (A/NR)
1,400,000	5.250	02/01/31	1,471,274

			8,993,266

Iowa – 0.2%
Coralville Iowa COPS Series 2006 D (NR/Ba1)
1,325,000	5.250	06/01/22	1,339,164

Kentucky – 2.0%
Kentucky Economic Development Finance Authority RB for Ashland Hospital Corp. King’s Daughters Medical Center Series 2010 (A/A1)
3,000,000	5.000	02/01/40	3,026,640
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA-/NR)(b)(c)
470,000	18.138	05/01/39	570,693
Kentucky Economic Development Finance Authority System RB for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A/WR)(d)
1,085,000	6.000	10/01/13	1,110,769
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare, Inc. Series 2000 C (NATL-RE) (A/Baa1)
2,165,000	6.000	10/01/18	2,203,689
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (NR/Aaa)(d)
3,750,000	6.125	02/01/18	4,542,262

			11,454,053

Louisiana – 1.6%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	697,241
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	2,646,707
East Baton Rouge Parish Louisiana Sales Tax RB for Road and Street Improvement Series 2009 A (ASSURED GTY) (AA-/A2)
1,230,000	5.250	08/01/28	1,368,953
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A-/A3)
1,000,000	5.250	09/01/15	1,005,390

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
New Orleans Louisiana Aviation Board RB Refunding for Restructuring GARBs Series 2009 A-1 (ASSURED GTY) (AA-/A3)
$1,350,000	6.000%	01/01/23	$ 1,523,124
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (AMT) (BBB+/Baa1)
500,000	5.000	04/01/30	517,915
Tobacco Settlement Financing Corp. RB for Asset-Backed Bonds Series 2001 B (A-/A3)
1,220,000	5.875	05/15/39	1,219,659

			8,978,989

Maryland – 1.1%
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003 (NR/NR)
1,031,000	6.500	07/01/31	1,042,990
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (NR/NR)
235,000	5.600	07/01/20	235,059
555,000	5.700	07/01/29	554,423
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A2)
500,000	5.375	08/15/24	518,700
750,000	5.500	08/15/33	774,015
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 A (AMT) (BBB+/NR)
1,025,000	5.375	12/01/14	1,055,637
500,000	5.625	12/01/16	526,135
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa1)
1,500,000	5.000	03/01/19	1,670,430

			6,377,389

Massachusetts – 2.0%
Massachusetts Bay Transportation Authority Assessment RB Series 2004 A (AA+/Aa1)(d)
1,000,000	5.000	07/01/14	1,047,760
Massachusetts Development Finance Agency RB for Harvard University Series 2010 B-2 (AAA/Aaa)
5,000,000	5.250	02/01/34	5,542,750
Massachusetts Educational Financing Authority RB Series 2008 H (AMT) (ASSURED GTY) (AA/A1)
1,630,000	6.350	01/01/30	1,729,023
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (BBB+/Baa1)
3,000,000	5.750	07/01/31	3,224,310

			11,543,843

Michigan – 0.7%
Michigan Finance Authority RB for Rol Railroad II Series 2012 R-14017 (AAA/NR)(b)(c)
2,780,000	14.040	01/01/18	4,321,482

Minnesota – 0.8%
Minneapolis Minnesota Health Care System RB for Fairview Health Services Series 2008 A (A/A3)
1,500,000	6.750	11/15/32	1,702,785

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)
St. Paul Minnesota Housing & Redevelopment Authority RB for Healthpartners Obligated Group Project Series 2006 (A-/A2)
$2,900,000	5.250%	05/15/36	$ 2,978,010

			4,680,795

Mississippi – 0.2%
Mississippi Development Bank Special Obligation RB for Hinds Community College District Capital Improvement Project Series 2009 (ASSURED GTY) (NR/Aa2)
1,095,000	5.375	10/01/33	1,184,308

Missouri – 1.0%
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (A/A2)
270,000	4.750	06/01/25	278,656
4,125,000	5.000	06/01/35	4,218,349
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,084,230

			5,581,235

Nevada – 0.3%
North Las Vegas Local Improvement District No. 60 Special Assessment Refunding for Special Improvement Subseries 2006 B (NR/NR)
600,000	4.850	12/01/15	608,832
1,335,000	5.100	12/01/22	1,308,580

			1,917,412

New Hampshire – 0.4%
New Hampshire Municipal Bond Bank RB Series 2003 (NATL-RE) (AA/WR)(d)
1,000,000	5.250	08/15/13	1,005,870
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)
1,250,000	5.200	05/01/27	1,258,500

			2,264,370

New Jersey – 6.4%
New Jersey Economic Development Authority RB for School Facilities Construction Series 2009 BB (A+/A1)
360,000	5.000	09/01/34	381,082
New Jersey Economic Development Authority RB Prerefunded for School Facilities Construction Series 2009 (ASSURED GTY) (AA-/A1)(d)
325,000	6.000	12/15/18	400,111
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2009 AA (A+/A1)
4,000,000	5.500	12/15/29	4,417,240
New Jersey Economic Development Authority RB Unrefunded Balance for School Facilities Construction Series 2009 (ASSURED GTY) (AA-/A1)
675,000	6.000	12/15/34	759,841
New Jersey Economic Development Authority Water Facilities RB Refunding for American Water Co., Inc. Project Series 2010 B (AMT) (A/A1)
2,000,000	5.600	11/01/34	2,147,400

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
$600,000	5.000%	07/01/24	$ 607,374
175,000	5.500	07/01/30	177,236
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	2,691,300
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (AMT) (ASSURED GTY) (AA-/A2)
3,000,000	6.125	06/01/30	3,197,580
New Jersey State Housing and Mortgage Finance Agency RB for Single Family Housing Series 2008 AA (AA/Aa2)
485,000	6.150	10/01/23	520,298
New Jersey State Turnpike Authority RB Refunding Series 2000 B (NATL-RE) (A+/A3)(e)
6,275,000	0.123	01/01/30	5,557,142
New Jersey State Turnpike Authority RB Series 2009 G (A+/A3)
1,650,000	5.000	01/01/18	1,883,112
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 A (ST APPROP) (A+/A1)
5,260,000	5.500	06/15/41	5,766,380
Rutgers State University RB Refunding Series 2013 J (AA-/Aa3)(i)
5,000,000	5.000	05/01/32	5,344,000
Rutgers State University RB Series 2013 L (AA-/Aa3)(i)
2,500,000	5.000	05/01/43	2,622,550
Tobacco Settlement Financing Corp. RB for Capital Appreciation Series 2007 1-C (CCC/NR)(f)
11,250,000	0.000	06/01/41	504,225

			36,976,871

New Mexico – 0.6%
Farmington New Mexico PCRB Refunding for Public Service Co. of New Mexico San Juan Project Series 2010 D (BBB/Baa3)
2,500,000	5.900	06/01/40	2,660,000
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (AGM) (AA+/Aa3)
1,000,000	5.250	06/01/31	1,071,310

			3,731,310

New York – 3.6%
Erie County New York Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (AGM) (ST AID WITHHLDG) (AA-/Aa3)
6,500,000	5.750	05/01/26	7,413,575
4,500,000	5.750	05/01/29	5,009,310
New York City GO Bonds Series 2006 A (AA/Aa2)
400,000	5.000	08/01/18	442,716
New York Mortgage Agency RB for Homeowner Mortgage Series 2003-109 (AMT) (NR/Aa1)
900,000	4.800	10/01/23	901,242
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (NATL-RE) (A/A3)
1,500,000	5.500	11/01/14	1,597,050

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Energy Research & Development Authority RB for Consolidated Edison Company Subseries 2004 B1-1 (XLCA) (A-/A3)(e)
$5,000,000	0.123%	05/01/32	$ 4,224,311
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 A-1 (AA-/Aa3)
1,285,000	5.500	06/01/19	1,289,395

			20,877,599

North Carolina – 1.4%
Charlotte North Carolina Water and Sewer System RB Series 2009 B (AAA/Aaa)
2,000,000	5.000	07/01/38	2,212,120
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AA-/A3)
500,000	6.000	01/01/19	559,650
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 G (AMBAC) (A/A1)(e)
6,025,000	0.210	10/01/22	5,592,248

			8,364,018

Ohio – 0.1%
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
440,000	5.125	06/01/24	396,400

Oklahoma – 0.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BB+/NR)
240,000	5.000	12/01/27	228,843
140,000	5.125	12/01/36	128,643

			357,486

Oregon – 0.7%
Deschutes County Oregon Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008 (NR/A2)
1,500,000	8.250	01/01/38	1,832,355
Oregon State GO Bonds Refunding for Oregon University System Series 2012 A (AA+/Aa1)
2,100,000	5.000	08/01/27	2,376,255

			4,208,610

Pennsylvania – 0.9%
Mifflin County Pennsylvania School District GO Bonds Series 2007 (NATL-RE-IBC) (XLCA) (ST AID WITHHLDG) (A/Baa1)
2,000,000	7.500	09/01/26	2,356,360
Montgomery County Pennsylvania Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A2)(d)
150,000	5.375	11/15/14	160,289
Pennsylvania Economic Development Financing Authority PCRB Refunding for PPL Electric Utilities Corp. Project Series 2008 (A-/A3)
2,500,000	4.000	10/01/23	2,572,800
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A+/A2)(d)
225,000	5.375	11/15/14	240,111

			5,329,560

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – 6.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB+/Ba1)
$3,635,000	6.125%	07/01/24	$ 3,697,522
2,000,000	6.000	07/01/38	1,934,720
2,500,000	6.000	07/01/44	2,353,125
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba1)
1,050,000	5.750	07/01/37	963,270
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B (BBB-/Baa3)
3,000,000	6.500	07/01/37	3,047,460
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2003 C-7 (NATL-RE) (A/Baa1)
2,000,000	6.000	07/01/27	2,016,260
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB-/Ba1)
900,000	5.250	07/01/18	900,378
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (AGM) (AA-/A2)(e)
2,700,000	0.710	07/01/29	1,954,044
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2009 A (A+/A3)
2,650,000	6.000	08/01/42	2,761,936
Puerto Rico Sales Tax Financing Corp. RB First Subseries 2010 C (A+/A3)
2,500,000	6.000	08/01/39	2,612,525
Puerto Rico Sales Tax Financing Corp. RB for Capital Appreciation First Subseries 2009 A (A+/A3)(g)
13,000,000	0.000	08/01/32	12,876,890

			35,118,130

South Carolina – 0.9%
City of Columbia Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
2,500,000	5.000	02/01/41	2,685,625
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	2,500,500

			5,186,125

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (AA-/A1)
500,000	5.500	07/01/35	523,735
300,000	5.250	07/01/38	310,236

			833,971

Tennessee – 1.3%
Johnson City Tennessee Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,832,741
Knox County Tennessee Health, Educational & Housing Facilities Board RB for University Health System, Inc. Series 2007 (BBB+/NR)
2,700,000	5.250	04/01/36	2,756,754
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (AMT) (FNMA) (NR/NR)(a)
1,000,000	4.850	06/01/25	1,005,620

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Sullivan County Tennessee Health, Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+/NR)
$2,100,000	5.250%	09/01/36	$ 2,101,659

			7,696,774

Texas – 14.5%
Arlington Permanent Improvement GO Bonds Refunding Series 2012 B (AAA/Aa1)
1,185,000	3.000	08/15/19	1,250,791
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (BBB+/A3)
2,675,000	5.375	02/15/29	2,803,106
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A2)
2,500,000	5.000	11/01/27	2,667,125
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	704,956
Houston Airport System RB Refunding Senior Lien Series 2009 A (AA-/Aa3)
10,000,000	5.500	07/01/34	10,942,700
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(e)
4,300,000	0.386	07/01/32	3,882,978
Houston Utilities System RB Refunding First Lien Series 2004 A (NATL-RE) (AA/Aa2)
1,000,000	5.250	05/15/25	1,038,520
Houston Utilities System RB Refunding First Lien Series 2007 A (BHAC-CR) (FSA) (AA+/Aa1)
10,000,000	5.000	11/15/36	10,833,800
Lower Colorado River Authority RB Prerefunded Series 2008 (NR/A1)(d)
4,460,000	5.750	05/15/15	4,894,493
Lower Colorado River Authority RB Prerefunded Series 2008 (NR/NR)(d)
100,000	5.750	05/15/15	109,643
Lower Colorado River Authority RB Unrefunded Balance Series 2008 (NR/A1)
440,000	5.750	05/15/37	459,910
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project RMKT 07/01/09 Series 2001 A (BBB/Baa2)
1,300,000	6.300	11/01/29	1,452,594
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (NATL-RE) (A/Baa1)(e)
2,500,000	5.200	05/01/30	2,629,675
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-/NR)
150,000	5.500	02/15/25	152,839
235,000	5.625	02/15/35	235,919
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (AMT) (BBB/NR)(a)
1,000,000	6.000	08/01/13	1,004,230
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (AA/NR)(g)
1,000,000	0.000	09/01/43	661,690

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
North Texas Tollway Authority RB First Tier Series 2009 A (A-/A2)
$2,500,000	6.250%	01/01/24	$ 2,899,150
1,100,000	6.250	01/01/39	1,223,288
North Texas Tollway Authority RB Special Project System Series 2011 A (AA/NR)
1,000,000	5.500	09/01/41	1,073,970
1,000,000	6.000	09/01/41	1,122,490
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A-/A2)(g)
6,000,000	0.000	01/01/43	6,428,700
North Texas Tollway Authority System RB Refunding for First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	5,453,250
Pharr-San Juan-Alamo Independent School District Unlimited Tax GO Bonds for Hidalgo School Building Series 2007 (PSF-GTD) (AAA/Aaa)
1,420,000	5.500	02/01/27	1,557,243
1,000,000	5.500	02/01/29	1,089,860
1,670,000	5.500	02/01/31	1,814,739
Port of Houston Authority Harris County Unlimited Tax GO Bonds Refunding Series 2008 A (AMT) (AAA/Aaa)
3,000,000	6.125	10/01/33	3,319,620
Round Rock Texas Independent School District Unlimited Tax GO Bonds for School Building Series 2009 (AA/Aaa)
2,730,000	5.250	08/01/34	2,947,772
Schertz Texas GO Bonds Series 2006 (NATL-RE) (AA/Baa1)
1,715,000	5.250	02/01/25	1,836,439
1,900,000	5.250	02/01/27	2,024,716
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligated Group Series 2007 (BBB-/NR)
425,000	5.125	05/15/37	408,293
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A-/Baa2)
3,000,000	6.250	12/15/26	3,475,890
Tomball Hospital Authority RB Refunding Series 2005 (NR/Aaa)(d)
900,000	5.000	07/01/15	977,454

			83,377,843

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB/Baa2)
1,750,000	5.250	10/01/16	1,834,578

Utah – 0.3%
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AA/Aa2)
1,570,000	5.900	07/01/36	1,614,792

Virginia – 0.8%
Virginia Small Business Financing Authority Senior Lien RB for Elizabeth River Crossings Opco, LLC Project Series 2012 (AMT) (BBB-/NR)
750,000	5.500	01/01/42	711,817
Virginia State Housing Development Authority RB Series 2008 E (GO OF AUTH) (AAA/Aaa)
2,385,000	6.250	07/01/31	2,555,528

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Virginia – (continued)
Washington County IDA RB for Mountain States Health Alliance Series 2009 C (BBB+/Baa1)
$1,000,000	7.750%	07/01/38	$ 1,175,250

			4,442,595

Washington – 2.7%
Energy Northwest Columbia Generating Station Electric RB Series 2012 D (AA-/Aa1)
1,460,000	5.000	07/01/32	1,573,953
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 A (NR/NR)(b)(c)
700,000	16.514	01/01/23	1,069,243
Puttable Floating Option Tax-Exempt Receipts (RITES) GO Bonds Series 2009 B (NR/NR)(b)(c)
730,000	16.522	01/01/24	1,085,590
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding and Improvement Series 2005 (NATL-RE) (A-/Baa1)
2,000,000	5.000	12/01/30	2,039,020
Tacoma Washington GO Bonds Series 2004 (NATL-RE) (AA/A1)(d)
2,000,000	5.000	12/01/14	2,132,260
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/Baa1)
3,165,000	6.625	06/01/32	3,194,245
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	563,435
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 A (ASSURED GTY) (AA-/A1)
250,000	6.000	08/15/39	270,815
Washington State Health Care Facilities Authority RB for MultiCare Health System Series 2008 B (ASSURED GTY) (AA-/A1)
250,000	6.000	08/15/39	270,815
Washington State Health Care Facilities Authority RB for Virginia Mason Medical Center Series 2007 B (ACA) (BBB/Baa2)
3,000,000	6.000	08/15/37	3,162,600

			15,361,976

West Virginia – 0.5%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (A-/NR)
2,000,000	5.250	07/01/25	2,073,900
West Virginia Hospital Finance Authority Hospital RB Refunding and Improvement for West Virginia United Health System Obligated Group Series 2009 C (A/A2)
1,000,000	5.500	06/01/39	1,056,670

			3,130,570

Wisconsin – 0.4%
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB/NR)
375,000	5.125	05/15/29	379,808
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB/NR)
100,000	5.000	05/15/36	100,232

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (A-/Baa1)
$1,750,000	5.250%	08/15/31	$ 1,812,895

			2,292,935

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$566,538,440

Other Municipal Debt Obligation – 0.3%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (AMT) (NR/Ba3)(a)(b)
$2,000,000	5.500%	09/30/15	$ 1,740,260

TOTAL INVESTMENTS – 98.5%			$568,278,700

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%			8,594,170

NET ASSETS – 100.0%			$576,872,870

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,495,851, which represents approximately 2.7% of net assets as of June 30, 2013.

(c)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(d)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2013.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Zero coupon bond until next reset date.

(h)	Security is currently in default.

(i)	When-issued security.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp.
Insured Custodial Receipts
AMBAC	— Insured by American Municipal Bond Assurance
Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BHAC-CR	— Insured by Berkshire Hathaway Assurance
Corp. - Insured Custodial Receipts
CAL MTG INS	— Insured by California Mortgage Insurance
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GARB	— General Airport Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF INSTN	— General Obligation of Institution
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
NATL-RE	— Insured by National Public Finance Guarantee
Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee
Corp., which reinsures Financial Guaranty
Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee
Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RITES	— Residual Interest Tax Exempt Securities
RMKT	— Remarketed
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013 (a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$1,000	1.000%	03/20/23	1.520%	$(48,243)	$10,616
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	1.520	(48,244)	10,616
Morgan Stanley & Co. International PLC	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	1,000	1.000	03/20/23	1.520	(40,792)	3,165

TOTAL						$(137,279)	$24,397

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000’s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain

Morgan Stanley Capital Services, Inc.	15,000	03/26/43	3 Month LIBOR	3.023%	$—	$1,148,041

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$539,774,763

Gross unrealized gain	40,765,911
Gross unrealized loss	(12,261,974)

Net unrealized security gain	$28,503,937

Additional information regarding the Fund is available in the Funds most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – 98.9%
Alabama – 0.8%
Alabama 21st Century Authority Tobacco Settlement RB Series 2012 A (A/NR)
$2,435,000	5.000%	06/01/17	$ 2,700,707
1,500,000	5.000	06/01/18	1,681,845
Alabama Federal Aid Highway Finance Authority Refunding for Grant Anticipation Bonds Series 2011 (AA/Aa3)
11,400,000	4.000	03/01/17	12,276,090
Alabama State GO Bonds Series 2007 A (AGM) (AA/Aa1)
5,000,000	5.000	08/01/17	5,708,850
Courtland Industrial Development Board RB Refunding for International Paper Co. Project Series 2003 A (BBB/Baa3)
1,415,000	5.000	11/01/13	1,434,640
Tuscaloosa Alabama Public Educational Building Authority RB Refunding Series 2009 B (AA-/NR)
2,345,000	3.000	08/15/13	2,349,503
2,795,000	3.500	08/15/14	2,850,704
3,300,000	4.000	08/15/15	3,435,366
3,850,000	3.000	08/15/16	3,932,891

			36,370,596

Alaska – 0.2%
North Slope Borough Alaska GO Bonds Series 2012 A (AA-/Aa3)
825,000	3.000	06/30/15	864,979
1,465,000	3.000	06/30/16	1,545,370
340,000	4.000	06/30/17	373,368
Northern Tobacco Securitization Corp. RB Asset-Backed Bonds Series 2006 A (BB/Ba1)
6,140,000	4.625	06/01/23	5,999,026

			8,782,743

Arizona – 2.8%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (AA-/NR)(a)
30,300,000	1.000	01/01/37	27,063,051
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2012 A (BBB+/NR)
1,000,000	2.000	02/01/15	1,007,290
Arizona Health Facilities Authority Hospital RB Refunding for Phoenix Children’s Hospital Series 2013 A (BBB+/NR)(b)
5,000,000	1.910	02/05/20	5,072,200
Arizona Sports & Tourism Authority RB Refunding for Professional Baseball Training Facilities Project Series 2013 (BBB+/A3)
1,000,000	5.000	07/01/15	1,072,820
1,000,000	5.000	07/01/16	1,093,490
Arizona Transportation Board Refunding for Grant Anticipation Notes Series 2012 (AA/Aa2)
8,195,000	4.000	07/01/15	8,739,804
7,235,000	4.000	07/01/16	7,844,693
Glendale City Senior Lien Water & Sewer RB Refunding Obligations Series 2012 (AA/A1)
1,000,000	4.000	07/01/15	1,062,370
1,000,000	4.000	07/01/16	1,081,190
1,500,000	5.000	07/01/17	1,702,185
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. of New Mexico Palo Verde Project Series 2010 A (BBB/Baa3)(b)
5,000,000	4.000	06/01/15	5,100,500

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arizona – (continued)
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project RMKT 05/30/13 Series 2009 C (BBB+/Baa1)(b)
$6,500,000	1.750%	05/30/18	$ 6,500,000
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 A (BBB+/Baa1)(b)
4,500,000	6.000	05/01/14	4,677,300
Maricopa County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Palo Verde Project Series 2009 E (BBB+/Baa1)(b)
1,000,000	6.000	05/01/14	1,039,400
Maricopa County Community College District GO Bonds Series 2009 C (AAA/Aaa)
5,000,000	3.000	07/01/13	5,000,000
1,000,000	4.000	07/01/16	1,085,810
Maricopa County Community College District GO Bonds Series 2013 (AAA/Aaa)
9,920,000	2.000	07/01/17	10,166,016
10,010,000	3.000	07/01/19	10,601,892
Maricopa County Phoenix High School District No. 210 School Improvement GO Bonds Series 2006 C (NATL-RE) (AA/Aa2)
3,800,000	5.000	07/01/17	4,186,840
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 A (NR/Baa1)(b)
2,000,000	1.250	05/30/14	1,999,100
Navajo County Arizona Pollution Control Corp. PCRB Refunding for Arizona Public Service Co. Project Series 2009 B (BBB+/Baa1)(b)
3,000,000	5.500	06/01/14	3,122,100
Pima County GO Bonds Series 2013 A (AA-/NR)
2,280,000	1.750	07/01/16	2,324,893
1,405,000	1.750	07/01/17	1,420,750
Scottsdale Arizona GO Bonds for Projects of 1999 and 2000 Series 2004 (AAA/Aaa)
3,900,000	5.000	07/01/14	4,082,676
Yavapai County Industrial Development Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2002 (BBB/NR)(b)
5,000,000	2.125	06/01/18	4,835,850

			121,882,220

Arkansas – 0.5%
Arkansas Development Finance Authority State Park Facilities RB Refunding for Mt. Magazine Project Series 2012 (AGM) (AA-/NR)
1,550,000	2.000	01/01/14	1,559,858
1,985,000	2.000	01/01/15	2,012,592
1,720,000	2.000	01/01/16	1,738,438
2,065,000	2.000	01/01/17	2,076,832
1,885,000	3.000	01/01/18	1,953,294
Jefferson County Pollution Control RB Refunding for Entergy Arkansas, Inc. Project 2013 (A-/A3)
3,000,000	1.550	10/01/17	2,935,860
North Little Rock School District No. 1 Construction GO Bonds Series 2013 B (ST AID WITHHLDG) (NR/Aa2)(c)
1,440,000	5.000	02/01/17	1,611,173

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Arkansas – (continued)
Springdale Arkansas Sales and Use Tax RB Series 2012 (AA-/NR)
$660,000	2.000%	11/01/14	$ 672,817
760,000	2.000	11/01/15	780,277
845,000	2.000	11/01/16	864,756
1,915,000	2.000	11/01/17	1,946,885
1,465,000	2.000	11/01/18	1,467,197
720,000	2.000	11/01/19	703,224

			20,323,203

California – 10.6%
Abag Finance Authority RB for Sharp Health Care Series 2011 A (A+/A1)
3,000,000	5.000	08/01/16	3,328,020
Anaheim Redevelopment Agency Tax Allocation Refunding for Merged Redevelopment Project Area Series 2007 A (AGM) (AA-/A2)
50,000	5.000	02/01/24	51,564
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (AA/NR)(b)
15,000,000	1.310	04/01/27	14,625,000
Bay Area Toll Authority Toll Bridge RB for San Francisco Bay Area Series 2006 C-2 (AA/Aa3)(b)
26,050,000	1.450	08/01/17	26,008,841
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2006 C-1 (AA/Aa3)(b)
10,000,000	0.960	05/01/23	9,730,200
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2006 C-1 (AA/Aa3)(b)
7,000,000	0.960	05/01/23	6,811,140
Benicia Unified School District GO Bonds Refunding Series 1997 A (NATL-RE FGIC) (A+/Aa3)(d)
1,735,000	0.000	08/01/17	1,603,001
1,510,000	0.000	08/01/18	1,349,865
Bonita Canyon Public Facilities Financing Authority Special Tax for Community Facilities District No. 98-1 Series 2012 (NR/NR)
580,000	2.000	09/01/13	580,980
500,000	2.250	09/01/14	503,660
465,000	3.000	09/01/15	472,700
650,000	3.000	09/01/16	657,826
735,000	3.000	09/01/17	741,586
1,000,000	3.250	09/01/18	1,010,890
Buena Park Community Redevelopment Agency Tax Allocation for Consolidated Redevelopment Project Series 2008 A (A/Ba1)
25,000	4.300	09/01/16	25,759
Burbank Public Financing Authority RB Unrefunded for Golden State Series 2003 A (AMBAC) (A/Ba1)
985,000	5.250	12/01/18	996,259
230,000	5.250	12/01/19	232,440
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 1996 G (AMBAC) (A/A3)(a)
7,500,000	0.210	07/01/23	7,024,471
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2009 F (A/A3)(b)
2,500,000	5.000	07/01/14	2,611,200

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority RB for Children’s Hospital Los Angeles Series 2012 B (BBB+/Baa2)(b)
$8,000,000	1.860%	07/01/17	$ 7,984,880
California Health Facilities Financing Authority RB Refunding for Lucile Salter Packard Children’s Hospital at Stanford Series 2008 B (AA/Aa3)(b)
5,000,000	1.450	03/15/17	4,971,350
California Health Facilities Financing Authority RB Refunding for St. Joseph Health System Series 2009 C (AA-/A1)(b)
5,000,000	5.000	10/16/14	5,244,950
California Infrastructure & Economic Development Bank RB Refunding for The J. Paul Getty Trust Series 2012 B-2 (AAA/Aaa)(b)
14,250,000	0.360	04/01/15	14,275,792
California Municipal Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 A (BBB/NR)(b)
3,500,000	0.700	02/03/14	3,500,805
California State Department of Water Resources Power Supply RB Series 2010 M (AA-/Aa3)
8,000,000	5.000	05/01/14	8,313,360
15,585,000	4.000	05/01/16	16,930,765
California State Economic Recovery GO Bonds Series 2004 A (ETM) (AA+/Aaa)(e)
255,000	5.250	07/01/14	267,760
California State Economic Recovery GO Bonds Series 2004 A (ETM) (NATL-RE FGIC) (A+/Aa2)
2,650,000	5.250	07/01/14	2,782,076
California State Economic Recovery GO Bonds Unrefunded Balance Series 2004 A (A+/Aa2)
1,040,000	5.250	07/01/14	1,091,834
California State GO Bonds Refunding Series 2005 (A/A1)
3,000,000	5.000	05/01/14	3,118,260
California State Public Works Board Lease RB for Department of Mental Health Series 2004 A (A-/A2)
4,185,000	5.250	06/01/14	4,370,981
California State Public Works Board Lease RB for Various Judicial Council Projects Series 2011 D (A-/A2)
11,685,000	2.000	12/01/14	11,946,160
California State Various Purpose GO Bonds Refunding Series 2012 (A/A1)
1,150,000	2.000	09/01/16	1,182,062
2,055,000	5.000	09/01/19	2,410,638
California State Various Purpose GO Bonds Series 2006 (A/A1)
2,500,000	5.000	03/01/14	2,578,725
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (A+/NR)
5,000,000	5.000	04/01/14	5,175,350
Carlsbad Improvement Bonds Refunding Reassessment District No. 2012-1 Series 2013 (NR/NR)
400,000	2.000	09/02/14	398,716
250,000	2.000	09/02/15	247,222
400,000	3.000	09/02/17	399,524
Carson Redevelopment Agency Project Area No. 1 Tax Allocation Refunding Series 2001 (NATL-RE) (A/Baa1)
275,000	5.500	10/01/15	289,924
Cerritos Public Financing Authority Tax Allocation Redevelopment Projects Series 2002 A (AMBAC) (A-/WR)
1,275,000	5.000	11/01/14	1,315,481

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Charter Oak Unified School District GO BANS Series 2012 (SP-1+/NR)
$4,625,000	5.000%	10/01/15	$ 5,008,644
Colton Public Financing Authority Tax Allocation Series 1998 A (NATL-RE) (A/Baa1)
275,000	5.000	08/01/18	275,019
Contra Costa Transportation Authority Sales Tax RB Series 2012 A (AA+/NR)(b)
11,000,000	0.500	12/15/15	11,005,720
Corona Redevelopment Agency Tax Allocation Refunding for Merged Downtown Series 2004 A (NATL-RE FGIC) (A/WR)
500,000	5.000	09/01/16	520,355
Corona-Norco Unified School District Public Financing Authority Special Tax Refunding Senior Lien Series 2013 A (BBB+/NR)
500,000	2.000	09/01/14	499,540
500,000	3.000	09/01/16	501,490
275,000	4.000	09/01/18	284,850
El Monte City School District GO Bonds BANS for Capital Appreciation Series 2010 (SP-1/A2)(d)
13,300,000	0.000	09/01/15	12,737,410
Emeryville Public Financing Authority Redevelopment Series 2001 A (NATL-RE) (A/Baa1)
150,000	4.800	09/01/15	150,156
Fairfield-Suisun Unified School District Public Financing Authority Special Tax Refunding Series 2006 A (AMBAC) (A-/Baa2)
250,000	5.000	08/15/14	257,002
Fontana Public Financing Authority Tax Allocation Revenue for North Fontana Redevelopment Project Series 2001 A (AGM) (AA-/A2)
750,000	5.500	09/01/13	752,722
Fontana Redevelopment Agency Tax Allocation Refunding for Jurupa Hills Redevelopment Project Series 1999 A (A-/NR)
880,000	5.500	10/01/17	880,634
Fullerton City Public Financing Authority Tax Allocation RB Series 2005 (AMBAC) (A/WR)
325,000	4.500	09/01/14	336,177
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds for Capital Appreciation Subseries 2007 A-1 (BBB/Baa1)
4,900,000	5.000	06/01/17	5,421,066
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2007 A-1 (B/B3)
16,365,000	4.500	06/01/27	15,316,985
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2005 A (AMBAC) (A-/A2)
550,000	5.000	06/01/14	569,640
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset-Backed Bonds Series 2013 A (A-/A2)
4,225,000	3.000	06/01/17	4,386,395
Irvine City Limited Obligation Improvement Bond Reassessment District No. 12-1 Series 2012 Act 1915 (BBB+/NR)
1,215,000	4.000	09/02/17	1,319,709
1,250,000	4.000	09/02/18	1,364,987
1,900,000	4.000	09/02/19	2,044,932

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Irvine City Limited Obligation Improvement Bond Reassessment District No. 13-1 Series 2013 (BBB-/NR)
$700,000	2.000%	09/02/14	$ 709,219
480,000	2.000	09/02/15	485,496
625,000	2.000	09/02/17	617,831
Irvine City Limited Obligation Improvement Bond Series 2011 (BBB+/NR)
225,000	3.000	09/02/13	225,873
300,000	3.000	09/02/14	306,819
300,000	3.000	09/02/15	309,768
500,000	3.000	09/02/16	516,075
400,000	3.250	09/02/17	412,872
750,000	3.625	09/02/18	774,247
Irvine Public Facilities & Infrastructure Authority Assessment RB Series 2012 A (BBB+/NR)
1,070,000	2.000	09/02/13	1,071,337
635,000	3.000	09/02/15	638,562
1,285,000	3.000	09/02/16	1,283,818
1,325,000	3.000	09/02/17	1,312,161
600,000	3.000	09/02/18	585,924
Lake Elsinore School Financing Authority RB Refunding Series 2012 (NR/NR)
3,435,000	2.000	09/01/13	3,439,809
3,180,000	2.000	09/01/14	3,189,063
1,370,000	2.000	09/01/15	1,357,369
Lammersville Joint Unified School District Special Tax for Community Facilities District No. 2002 Series 2013 (NR/NR)
680,000	2.000	09/01/14	684,522
750,000	2.000	09/01/15	749,992
Los Alamitos Unified School District GO Bonds for School Facilities Improvement District No.1 Series 2011 (SP-1+/Aa2)(d)
1,750,000	0.000	09/01/16	1,633,555
Los Angeles California Department of Water and Power System RB Series 2012 C (AA-/Aa3)
1,300,000	3.000	01/01/16	1,363,479
Los Angeles Community Redevelopment Agency Tax Allocation for Hollywood Redevelopment Project Series 1998 C (NATL-RE) (A/Baa1)
540,000	5.500	07/01/17	569,020
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding First Tier Senior Series 2011 A (AAA/Aa2)
10,000,000	5.000	07/01/17	11,515,800
Los Angeles County Metropolitan Transportation Authority Sales Tax RB Refunding Second Senior Tier Series 2009 B (AA+/Aa3)
2,385,000	4.000	07/01/13	2,385,000
Los Angeles County Public Works Financing Authority Lease RB for Multiple Capital Projects II Series 2012 (AA-/A1)
1,500,000	5.000	08/01/18	1,720,920
Los Angeles Unified School District GO Bonds Refunding Series 2009 A (AA-/Aa2)
3,735,000	3.000	07/01/14	3,837,339
Los Angeles Unified School District GO Bonds Series 2003 A (NATL-RE) (AA-/Aa2)
2,000,000	5.000	07/01/13	2,000,000
Los Angeles Unified School District GO Bonds Series 2006 F (FGIC) (AA-/Aa2)
1,805,000	5.000	07/01/17	2,012,936

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Lynwood Unified School District GO BANS Series 2013 (SP-1/MIG1)(d)
$3,000,000	0.000%	08/01/14	$ 2,966,010
Manteca Unified School District Special Tax Community Facilities District No. 1989-2 Series 2013 B (AGM) (AA-/A2)
600,000	2.000	09/01/13	601,488
335,000	3.000	09/01/14	343,971
365,000	3.000	09/01/15	378,892
410,000	3.000	09/01/16	426,072
275,000	4.000	09/01/17	295,936
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-1 (AAA/Aa1)(b)
24,640,000	0.410	05/01/15	24,679,424
Metropolitan Water District of Southern California Water RB Refunding Series 2012 B-2 (AAA/Aa1)(b)
3,940,000	0.410	05/01/15	3,946,304
Milpitas California Redevelopment Agency Tax Allocation for Redevelopment Project Area No. 1 2003 (NATL-RE) (A/Baa1)
1,300,000	5.250	09/01/17	1,306,760
Miramar Ranch North California Special Tax Refunding for Community Facilities District No.1 Series 2012 (A/NR)
1,230,000	3.000	09/01/14	1,261,205
1,000,000	3.000	09/01/16	1,035,450
1,895,000	4.000	09/01/17	2,026,759
3,080,000	4.000	09/01/19	3,260,889
Modesto Irrigation District RB for Electric System Series 2011 A (A+/A2)
1,000,000	5.000	07/01/17	1,135,210
Monterey Peninsula Unified School District GO BANS Series 2012 (NR/MIG1)
4,250,000	2.500	11/01/15	4,385,362
Mountain View California Shoreline Regional Park Community Tax Allocation Series 2011 A (A/NR)
125,000	4.000	08/01/14	128,709
570,000	4.000	08/01/15	597,126
300,000	4.000	08/01/16	317,268
225,000	4.000	08/01/17	239,263
350,000	5.000	08/01/18	388,829
Murrieta Public Financing Authority Special Tax RB Refunding Series 2012 (BBB-/NR)
1,965,000	5.000	09/01/18	2,124,185
1,000,000	5.000	09/01/19	1,080,710
Natomas Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/A2)
590,000	3.000	09/01/14	603,033
620,000	3.000	09/01/15	645,624
890,000	3.000	09/01/16	934,438
Natomas Unified School District GO Bonds Refunding Series 2013 (AA/A2)
410,000	3.000	09/01/18	426,318
730,000	4.000	09/01/20	785,480
650,000	4.000	09/01/21	690,911
Northern California Power Agency Capital Facilities RB Refunding Series 2010 A (A-/A3)
1,790,000	3.000	08/01/13	1,793,276
1,235,000	4.000	08/01/14	1,272,050
1,705,000	3.000	08/01/15	1,752,518

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Oakland Redevelopment Agency Senior Tax Allocation Refunding for Central District Redevelopment Series 1992 (AMBAC) (NR/WR)
$115,000	5.500%	02/01/14	$ 117,980
Oakland Redevelopment Agency Subordinated Tax Allocation for Central District Redevelopment Series 2003 (NATL-RE FGIC) (A/WR)
300,000	5.500	09/01/18	300,678
Ontario Redevelopment Financing Authority RB for Center City and Cimarron Redevelopment Project No. 1 Series 2002 (NATL-RE) (A/Baa1)
500,000	5.250	08/01/14	501,190
Oxnard Community Development Commission Tax Allocation for HERO Project Area Series 2008 (AGM) (AA-/A2)
120,000	5.000	09/01/16	131,358
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2006 A (NATL-RE) (A/Baa1)
700,000	5.250	04/01/20	730,821
Palm Desert Financing Authority RB Tax Allocation for Project Area No. 1 As Amended Series 2007 A (NATL-RE) (A/Baa1)
100,000	5.000	04/01/16	106,670
Palm Desert Financing Authority Tax Allocation RB Refunding for Housing Set-Aside Series 2007 (NATL-RE) (NR/Baa1)
100,000	5.000	10/01/20	102,839
Palo Alto Limited Obligation Refunding & Improvement for University Avenue Area Off-Street Parking Assessment District (BBB/NR)
385,000	3.000	09/02/18	389,597
Pinole Redevelopment Agency Tax Allocation for Vista Redevelopment Project 3rd Subordinated Series 2004 A (AMBAC) (A-/WR)
100,000	4.500	08/01/18	100,086
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 1999 (AMBAC) (BBB+/WR)
240,000	5.600	08/01/14	240,816
Pittsburgh Redevelopment Agency Tax Allocation for Los Medanos Community Development Project Series 2003 A (NATL-RE) (A/Baa1)
500,000	5.000	08/01/16	500,695
Pittsburgh Redevelopment Agency Tax Allocation Refunding for Los Medanos Community Development Project Series 2002 A (NATL-RE) (A/Baa1)
1,000,000	5.250	08/01/13	1,001,570
Port of Oakland RB Refunding Intermediate Lien Series 2007 B (NATL-RE) (A/A3)
400,000	5.000	11/01/15	439,248
Poway Redevelopment Agency Tax Allocation for Paguay Redevelopment Project Series 2003 A (NATL-RE) (A/Baa1)
1,845,000	5.250	06/15/18	1,848,173
Rancho Cucamonga Redevelopment Agency Set Aside Allocation for Rancho Redevelopment Housing Series 2007 A (NATL-RE) (A+/Baa1)
150,000	5.500	09/01/17	160,556
Richmond California Wastewater RB Refunding Series 2006 A (AMBAC) (AA-/A2)
255,000	5.000	08/01/14	265,539
Roseville Finance Authority Special Tax Revenue Refunding Bonds Series 2012 (A/NR)
1,855,000	3.000	09/01/17	1,909,927

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
Sacramento County Regional Transit District Farebox RB Series 2012 (A-/A2)
$500,000	3.000%	03/01/14	$ 508,270
1,000,000	3.000	03/01/15	1,031,680
500,000	4.000	03/01/16	531,135
530,000	4.000	03/01/17	571,319
250,000	5.000	03/01/18	281,432
730,000	5.000	03/01/19	824,937
Sacramento County Sanitation District Financing Authority RB Refunding for Sacramento County Regional Series 2007 B (NATL-RE FGIC) (AA/Aa3)(a)
32,720,000	0.714	12/01/35	29,195,074
Salida Area Public Facilities Financing Agency Community Facilities District No. 1988-1 Special Tax Bonds Series 2011 (AGM) (AA-/NR)
445,000	3.000	09/01/13	446,375
465,000	3.000	09/01/14	472,021
715,000	3.000	09/01/15	734,477
1,470,000	3.000	09/01/16	1,511,601
1,515,000	3.000	09/01/17	1,550,163
1,310,000	3.000	09/01/18	1,325,000
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (A/A2)
325,000	2.000	08/01/13	325,436
300,000	3.000	08/01/15	312,939
800,000	5.000	08/01/18	914,488
San Bernardino City Unified School District GO Bonds Refunding Series 2013 A (AGM) (AA-/A2)
150,000	5.000	08/01/19	172,388
San Diego Redevelopment Agency Tax Allocation for Centre City Redevelopment Series 2006 A (AMBAC) (AA-/Ba1)
655,000	5.000	09/01/13	658,164
1,450,000	5.250	09/01/21	1,531,475
665,000	5.250	09/01/23	697,472
San Diego Redevelopment Agency Tax Allocation for Centre City Series 2004 A (XLCA) (A/Ba1)
115,000	5.250	09/01/15	119,699
150,000	5.250	09/01/16	155,704
300,000	5.000	09/01/17	310,305
San Francisco City & County Airport Commission San Francisco International Airport RB Refunding Second Series 2010 D (AGM) (AA-/A1)
4,455,000	5.000	05/01/17	5,077,453
San Francisco City & County GO Bonds for Clean & Safe Neighborhood Parks Series 2012 B (AA/Aa1)
2,750,000	4.000	06/15/19	3,089,900
San Francisco City & County Public Utilities Commission RB Refunding Series 2013 A (AA-/Aa3)
4,650,000	3.000	10/01/16	4,959,969
San Francisco City & County Redevelopment Agency Tax Allocation for Mission Bay South Redevelopment Series 2009 D (BBB/NR)
250,000	4.500	08/01/13	250,355
200,000	5.000	08/01/14	205,108
San Francisco City & County Redevelopment Financing Authority Tax Allocation for San Francisco Redevelopment Project Series 2003 B (NATL-RE FGIC) (A/Ba1)
250,000	5.250	08/01/17	250,558

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
San Francisco City & County Redevelopment Financing Authority Tax Allocation RB Refunding for Redevelopment Project Series 2007 B (NATL-RE) (A/Baa1)
$1,150,000	5.000%	08/01/14	$ 1,193,091
San Jacinto Redevelopment Agency Tax Allocation for Redevelopment Project Area Series 2005 (XLCA) (A-/WR)
160,000	3.900	08/01/17	162,683
San Luis & Delta-Mendota Water Authority RB for DHCCP Development Projects Series 2009 A (A+/NR)
3,000,000	4.500	03/01/14	3,062,940
San Marcos Public Financing Authority Special Tax RB Refunding Series 2012 (A-/NR)
1,000,000	1.000	09/01/13	1,000,780
1,050,000	1.500	09/01/14	1,052,772
930,000	1.750	09/01/15	926,662
620,000	2.000	09/01/16	608,133
1,260,000	2.250	09/01/17	1,218,987
1,000,000	4.000	09/01/19	1,026,340
San Mateo Union High School District GO BANS Series 2012 (SP-1+/NR)(d)
5,000,000	0.000	02/15/15	4,945,450
San Mateo Union High School District GO Bond Anticipation Project Series 2011 (SP-1+/NR)(d)
4,500,000	0.000	02/15/15	4,458,060
San Ramon Valley Unified School District GO Bonds Series 1998 A (NATL-RE FGIC) (AA/Aa1)(d)
2,000,000	0.000	07/01/18	1,797,400
Seaside City Redevelopment Agency Tax Allocation RB for Merged Project Area Series 2003 (NATL-RE) (A/Baa1)
100,000	4.250	08/01/13	100,146
Simi Valley Community Development Agency Tax Allocation Refunding for Tapo Canyon and West End Project Series 2003 (NATL-RE FGIC) (A/WR)
600,000	5.250	09/01/18	603,078
Stockton Public Financing Authority Special Assessment Refunding for Districts Subordinated Lien Series 2005 B (NR/NR)
65,000	4.375	09/02/14	65,220
Stockton Unified School District GO Bonds Refunding Series 2012 (A/A2)
500,000	3.000	07/01/13	500,000
1,000,000	3.000	07/01/15	1,030,960
Stockton Unified School District GO Bonds Refunding Series 2012 (AGM) (AA-/A2)
400,000	4.000	07/01/17	427,548
1,090,000	5.000	07/01/19	1,233,041
Temecula Public Financing Authority for Wolf Creek Community Facilities District 03-03 Series 2012 Special Tax Refunding Bonds (NR/NR)
780,000	2.000	09/01/13	781,396
585,000	2.000	09/01/14	587,878
830,000	2.000	09/01/15	827,900
825,000	3.000	09/01/16	836,567
600,000	3.000	09/01/17	603,966
Tobacco Securitization Authority Northern California Tobacco Settlement RB Asset-Backed Bonds Series 2005 A-1 (B+/B3)
1,265,000	4.750	06/01/23	1,185,836
Ukiah Unified School District GO Bonds Series 1997 (NATL-RE FGIC) (A/A1)(d)
2,000,000	0.000	08/01/16	1,904,860

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
California – (continued)
University of California Regents Medical Center Pooled RB Refunding Series 2007 C (NATL-RE) (AA-/Aa2)(a)
$3,500,000	0.794%	05/15/30	$ 3,050,705
Upland Community Redevelopment Agency Tax Allocation Refunding Series 2013 (AGM) (AA-/A2)
1,785,000	2.000	09/01/13	1,789,034
1,805,000	2.000	09/01/15	1,838,429
Western Riverside Water and Wastewater Financing Authority Local Agency RB Refunding Series 2013 A-1 (BBB+/NR)
265,000	4.000	09/01/16	279,899
525,000	4.000	09/01/17	551,045
Yuba Community College District California GO TRANS Series 2013 B (SP-1/NR)
12,000,000	2.000	07/26/13	12,013,440

			466,860,612

Colorado – 0.5%
Denver Colorado City & County School District No. 1 Tax Exempt GO Bonds Series 2012 B (ST AID WITHHLDG) (AA-/Aa2)
2,240,000	4.000	12/01/15	2,415,862
4,030,000	4.000	12/01/16	4,423,046
E-470 Public Highway Authority RB Senior Series 1997 A (NATL-RE) (A/Baa1)
4,125,000	5.750	09/01/13	4,156,639
Jefferson County Alabama School District No. R-1 GO Bonds Series 2012 (ST AID WITHHLDG) (AA-/Aa2)
1,405,000	2.000	12/15/14	1,439,324
1,750,000	3.000	12/15/16	1,863,488
Larimer County School District No. R-1 GO Refunding and Improvement Bonds Series 2012 (ST AID WITHHLDG) (NR/Aa2)
1,000,000	2.000	12/15/17	1,027,540
Plaza Metropolitan District No. 1 Tax Allocation Refunding Series 2013 (NR/NR)(f)
2,000,000	2.000	12/01/13	2,006,700
2,000,000	2.000	12/01/14	2,014,460
1,935,000	4.000	12/01/15	2,008,452
1,000,000	4.000	12/01/16	1,037,440

			22,392,951

Connecticut – 1.7%
Connecticut State GO Bonds Refunding Series 2004 B (NATL-RE) (AA/Aa3)
4,325,000	5.000	12/01/13	4,409,727
Connecticut State GO Bonds Refunding Series 2006 E (AA/Aa3)
5,250,000	5.000	12/15/17	5,954,655
Connecticut State GO Bonds Series 2013 A (AA/Aa3)(a)
4,500,000	0.200	03/01/15	4,469,805
2,000,000	0.290	03/01/16	1,975,680
3,000,000	0.400	03/01/17	2,962,140
2,000,000	0.480	03/01/18	1,987,480
Connecticut State Health & Educational Facilities Authority RB for Sacred Heart University Series 2012 H (AGM) (AA-/A2)
1,000,000	4.000	07/01/14	1,029,710
1,695,000	4.000	07/01/15	1,776,936
1,830,000	4.000	07/01/16	1,939,159
1,000,000	2.000	07/01/17	987,780
1,260,000	4.000	07/01/18	1,343,954

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for Yale University Series 2010 A-4 (AAA/Aaa)(b)
$19,345,000	5.000%	02/12/15	$ 20,721,397
New Haven GO Bonds Refunding Series 2012 A (A-/A2)
4,090,000	5.000	11/01/16	4,557,119
Town of Hamden GO Refunding Bonds Series 2013 (A/A3)
1,685,000	5.000	08/15/18	1,875,826
2,000,000	5.000	08/15/19	2,232,600
Trumbull GO Bonds Series 2012 (AA/Aa2)
1,070,000	2.000	09/01/14	1,091,069
820,000	2.000	09/01/15	842,640
1,070,000	2.000	09/01/16	1,100,163
University of Connecticut GO Bonds Refunding Series 2011 A (GO OF UNIV) (AA/Aa3)
2,415,000	5.000	02/15/15	2,588,131
4,730,000	4.000	02/15/16	5,096,812
West Haven GO Refunding Bonds Series 2012 (AGM) (AA-/A2)
555,000	3.000	08/01/15	568,631
2,000,000	4.000	08/01/17	2,117,980
2,100,000	4.000	08/01/18	2,216,424
West Haven GO Refunding Bonds Series 2012 (BBB/Baa1)
500,000	4.000	08/01/14	510,820

			74,356,638

Delaware – 0.3%
Delaware Municipal Electric Corp. RB Series 2011 (A/A2)
1,215,000	4.000	07/01/15	1,276,187
Sussex County Delaware GO Bonds Refunding Series 2012 A (AA+/Aa1)
865,000	3.000	09/15/17	922,341
Sussex County Delaware GO Bonds Refunding Series 2012 B (AA+/Aa1)
1,435,000	4.000	09/15/17	1,588,502
University of Delaware RB Series 2013 A (AA+/Aa1)
2,945,000	3.000	11/01/15	3,091,307
3,025,000	3.000	11/01/16	3,203,082
4,265,000	3.000	11/01/17	4,528,364

			14,609,783

District of Columbia – 0.1%
District of Columbia GO Bonds Series 2004 A (AGM) (AA-/Aa2)(e)
3,000,000	5.000	06/01/15	3,253,440

Florida – 6.3%
Atlantic Beach Health Care Facilities RB Refunding for Fleet Landing Project Series 2013 A (BBB/NR)
250,000	2.000	11/15/14	250,770
350,000	3.000	11/15/15	354,718
300,000	3.000	11/15/16	303,549
970,000	4.000	11/15/18	1,006,016
Century Parc Community Development District Special Assessment Refunding Series 2012 (A-/NR)
170,000	1.500	11/01/13	170,138
175,000	2.125	11/01/14	175,744
175,000	2.250	11/01/15	175,194
180,000	2.500	11/01/16	179,597
185,000	2.750	11/01/17	185,146
190,000	3.000	11/01/18	189,994
195,000	3.250	11/01/19	194,662

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2007 A (NATL-RE) (A+/A2)
$6,160,000	5.000%	03/01/17	$ 6,783,885
Citizens Property Insurance Corp. Senior Secured RB for High Risk Account Series 2011 A-1 (A+/A2)
27,000,000	5.000	06/01/16	29,511,810
Citizens Property Insurance Corp. Senior Secured RB for High-Risk Account Series 2010 A-1 (A+/A2)
7,500,000	5.000	06/01/14	7,808,475
2,800,000	5.000	06/01/15	3,017,000
CityPlace Community Development District Special Assessment RB Refunding Series 2012 (A/NR)
885,000	5.000	05/01/15	937,879
615,000	5.000	05/01/17	675,540
1,375,000	5.000	05/01/18	1,525,810
1,890,000	5.000	05/01/19	2,099,299
Double Branch Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
250,000	1.875	05/01/16	246,362
500,000	2.125	05/01/17	490,140
250,000	2.400	05/01/18	243,960
250,000	2.700	05/01/19	242,358
250,000	3.000	05/01/20	242,015
Escambia County Florida Health Facilities Authority Health Care Facilities RB for Baptist Hospital, Inc. Project Series 2010 A (BBB+/Baa1)
1,980,000	5.000	08/15/13	1,989,821
2,240,000	5.000	08/15/14	2,327,741
2,365,000	5.000	08/15/15	2,505,197
Fishhawk Community Development District II Special Assessment Refunding Series 2013 A (A-/NR)
355,000	1.800	05/01/16	350,165
360,000	2.100	05/01/17	353,991
Florida Higher Educational Facilities Financing Authority RB for Nova Southeastern University Project Series 2012 A (BBB/Baa2)
100,000	3.000	04/01/14	100,978
150,000	4.000	04/01/15	154,045
825,000	3.000	04/01/17	821,502
500,000	5.000	04/01/18	534,530
500,000	5.000	04/01/19	533,865
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2008 A (AA-/Aa3)
8,000,000	5.000	07/01/13	8,000,000
Florida Hurricane Catastrophe Fund Finance Corp. RB Series 2010 A (AA-/Aa3)
20,550,000	5.000	07/01/15	22,080,153
Florida State Board of Education GO Bonds for Public Education Capital Outlay Series 2012 A (AAA/Aa1)
29,420,000	5.000	06/01/15	31,870,098
Florida State Municipal Power Agency RB for St. Lucie Project Series 2009 A (A/A2)
2,845,000	5.000	10/01/13	2,877,149
2,985,000	5.000	10/01/14	3,154,100
Florida State Municipal Power Agency RB for Stanton II Project Series 2009 A (A+/A1)
250,000	4.000	10/01/14	261,225

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Florida State Municipal Power Agency RB for Stanton Project Series 2009 A (A+/A1)
$415,000	5.000%	10/01/13	$ 419,739
890,000	5.000	10/01/14	940,997
Florida State Municipal Power Agency RB for Tri-City Project Series 2009 A (A+/A2)
290,000	3.000	10/01/13	291,862
290,000	3.000	10/01/14	299,239
Halifax Hospital Medical Center RB Refunding & Improvement Series 2006 A (A-/NR)
855,000	5.000	06/01/14	883,711
Highlands County Florida Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2009 E (AA-/Aa3)
2,000,000	5.000	11/15/13	2,034,480
1,000,000	5.000	11/15/15	1,097,520
Hillsborough County Aviation Authority RB for Tampa International Airport Series 2009 A (A+/A1)
3,050,000	5.000	10/01/13	3,085,685
Island at Doral Community Development District Special Assessment Refunding Series 2013 (A-/NR)
350,000	1.125	05/01/14	349,583
345,000	1.750	05/01/15	342,844
Jacksonville Florida Special RB Series 2010 B-1 (AA-/Aa2)
4,415,000	5.000	10/01/14	4,666,832
JEA Florida Electric System RB Refunding Series 2009-3A (AA-/Aa2)
2,275,000	5.000	10/01/13	2,301,663
JEA Florida Electric System RB Refunding Subseries 2009 C (ASSURED GTY) (AA-/Aa3)(e)
2,000,000	5.000	04/01/14	2,071,060
Lake County School Board COPS for Master Lease Program Series 2012 A (A/NR)
955,000	5.000	06/01/14	992,312
Lakeland Hospital RB for Lakeland Regional Health System Series 2011 (NR/A2)
5,020,000	5.000	11/15/16	5,596,396
6,315,000	5.000	11/15/17	7,145,612
6,250,000	5.000	11/15/18	7,023,313
Manatee County Florida Public Utilities RB Refunding Series 2011 (AA+/Aa2)
1,180,000	4.000	10/01/16	1,288,359
Mediterra South Community Development District Capital Improvement RB Refunding Series 2012 (BBB-/NR)
250,000	2.900	05/01/14	250,790
255,000	3.100	05/01/15	255,854
265,000	3.400	05/01/16	265,488
275,000	3.600	05/01/17	275,869
285,000	3.800	05/01/18	286,237
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Series 2012 (BBB/Baa2)
5,525,000	3.000	11/15/13	5,556,548
1,750,000	4.000	11/15/17	1,835,697
2,220,000	4.000	11/15/18	2,306,869

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Miami Special Obligation Non-Ad Valorem RB for Port of Miami Tunnel Project Series 2012 (BBB+/A3)(f)
$2,150,000	3.000%	03/01/16	$ 2,189,710
2,210,000	4.000	03/01/17	2,314,953
2,300,000	4.000	03/01/18	2,400,303
2,390,000	5.000	03/01/19	2,595,564
2,510,000	5.000	03/01/20	2,724,103
2,635,000	5.000	03/01/21	2,843,323
2,770,000	5.000	03/01/22	2,954,233
Miami Special Obligation Refunding Series 2011 A (AGM) (AA-/A2)
830,000	5.000	02/01/17	894,964
Miami-Dade County School Board COPS Series 2011 B (A/A1)(b)
3,000,000	5.000	05/01/16	3,308,040
Miami-Dade County School Board COPS Series 2012 A (A/A1)(b)
7,595,000	5.000	08/01/16	8,288,348
Miami-Dade County Special Obligation RB Refunding Series 2012 A (A+/A2)
1,675,000	3.000	10/01/14	1,723,056
500,000	4.000	10/01/15	531,935
Miami-Dade County Water and Sewer System RB Refunding Series 2008 B (AGM) (AA-/Aa3)
1,500,000	5.000	10/01/13	1,517,505
Miami-Dade School Board COPS Series 2011 A (A/A1)(b)
1,110,000	5.000	05/01/14	1,150,448
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (A-/NR)
300,000	3.000	04/01/14	304,368
580,000	5.000	04/01/15	613,466
1,130,000	4.000	04/01/16	1,192,206
1,180,000	5.000	04/01/17	1,302,567
1,245,000	5.000	04/01/18	1,388,113
Osceola County School Board COPS for Harter Educational Facilities Lease Purchase Agreement Series 2009 A (ASSURED GTY) (AA-/Aa3)
2,495,000	5.000	06/01/14	2,593,652
Osceola County School Board COPS Series 2013 A (A/Aa3)
1,000,000	4.000	06/01/16	1,075,980
500,000	4.000	06/01/17	543,135
Palm Beach County Health Facilities Authority Hospital RB Refunding for Jupiter Medical Center, Inc. Project Series 2013 A (BBB+/Baa2)
265,000	2.000	11/01/13	265,967
350,000	4.000	11/01/14	362,866
400,000	4.000	11/01/15	419,404
370,000	4.000	11/01/16	391,615
720,000	4.000	11/01/17	764,626
630,000	4.000	11/01/18	665,236
Palm Beach County School Board COPS Refunding Series 2005 A (AGM) (AA-/Aa3)
2,085,000	5.000	08/01/17	2,251,571
Palm Beach County School Board COPS Refunding Series 2011 A (AA-/Aa3)(b)
3,650,000	5.000	08/01/16	4,042,119

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Parklands Lee Community Development District Special Assessment Refunding Senior Lien Series 2013 A-1 (A-/NR)
$125,000	1.250%	05/01/14	$ 125,030
125,000	1.750	05/01/15	124,391
135,000	2.000	05/01/16	132,833
130,000	2.125	05/01/17	126,309
135,000	2.250	05/01/18	129,296
140,000	2.875	05/01/19	132,680
Polk County Florida RB Refunding for Capital Improvement Series 2010 (AA/A1)
1,000,000	3.000	12/01/15	1,026,750
Port St. Lucie Florida Utility System RB Series 2003 (NATL-RE) (A/Baa1)(d)(e)
3,650,000	0.000	09/01/13	1,270,163
Portofino Isles Community Development District Special Assessment Refunding Series 2013 (BBB-/NR)
205,000	1.375	05/01/14	204,840
210,000	1.750	05/01/15	208,872
215,000	2.000	05/01/16	212,543
220,000	2.250	05/01/17	216,892
225,000	2.625	05/01/18	221,427
230,000	3.000	05/01/19	224,689
Sarasota County School Board COPS for Master Lease Program Series 2010 B (AA-/Aa2)
1,000,000	3.000	07/01/13	1,000,000
1,400,000	3.000	07/01/14	1,436,652
1,400,000	3.000	07/01/15	1,465,086
South Florida Water Management District Leasing Corp. COPS Series 2006 (AMBAC) (AA/Aa3)
12,375,000	5.000	10/01/17	13,791,319
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2012 (BBB-/NR)
290,000	3.000	05/01/14	291,442
295,000	3.250	05/01/15	296,876
305,000	3.500	05/01/16	306,961
320,000	3.750	05/01/17	324,208
330,000	4.000	05/01/18	337,257
345,000	4.125	05/01/19	351,158
375,000	4.375	05/01/21	378,821
390,000	4.500	05/01/22	393,658
Spicewood Community Development District Special Assessment Refunding Series 2013 (BBB/NR)
100,000	1.500	05/01/14	99,770
105,000	1.875	05/01/15	104,051
105,000	2.125	05/01/16	103,563
110,000	2.250	05/01/17	108,012
110,000	2.500	05/01/18	107,688
115,000	2.875	05/01/19	111,237
Tampa Bay Water Utility System RB Refunding for Regulation of Water Supply Authority Series 2004 (NATL-RE FGIC) (AA+/Aa2)
5,145,000	5.000	10/01/13	5,205,299
Tampa Tax Allocation RB Refunding Cigarette - H. Lee Moffitt Cancer Center Series 2012 A (A+/A1)
400,000	3.000	09/01/15	414,352
560,000	3.000	09/01/16	583,890
425,000	4.000	09/01/17	460,360

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Florida – (continued)
Trails at Monterey Community Development District Special Assessment Refunding Series 2012 (A-/NR)
$95,000	2.125%	05/01/14	$ 95,159
100,000	2.250	05/01/15	99,876
105,000	2.500	05/01/16	104,458
105,000	2.750	05/01/17	104,620
110,000	3.000	05/01/18	109,409
110,000	3.250	05/01/19	109,131
115,000	3.500	05/01/20	113,551
115,000	3.750	05/01/21	113,004
125,000	3.875	05/01/22	122,566
125,000	4.000	05/01/23	122,702
135,000	4.125	05/01/24	132,736
140,000	4.150	05/01/25	137,425
145,000	4.250	05/01/26	143,018
Venetian Isles Community Development District Special Assessment RB Refunding Series 2013 (A+/NR)
210,000	1.250	05/01/14	210,000
215,000	1.750	05/01/15	213,839
220,000	2.000	05/01/16	216,469
225,000	2.125	05/01/17	218,788
230,000	2.500	05/01/18	220,533
235,000	2.875	05/01/19	223,621
240,000	3.000	05/01/20	226,227
Village Community Development District No. 5 Special Assessment Refunding Phase I Series 2013 (A/NR)
535,000	3.000	05/01/14	542,191
550,000	3.000	05/01/15	561,407
570,000	3.000	05/01/16	583,372
Wyndam Park Community Development District Special Assessment Refunding Series 2013 (A-/NR)
85,000	1.250	05/01/14	85,018
85,000	1.750	05/01/15	84,498
90,000	2.000	05/01/16	88,826
90,000	2.125	05/01/17	88,547
95,000	2.250	05/01/18	93,203
95,000	2.875	05/01/19	92,578

			277,687,703

Georgia – 2.6%
Burke County Development Authority Pollution Control RB for Georgia Transmission Corporation Vogtle Project Series 2012 (AA-/A2)(b)
6,000,000	1.250	05/01/15	6,040,140
Carroll City-County Hospital Authority Revenue Anticipation Certificates for Tanner Medical Center, Inc. Project Series 2010 (CNTY GTD) (AA-/Aa2)
1,530,000	4.000	07/01/16	1,651,880
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (NR/WR)(e)
1,400,000	5.500	01/01/14	1,436,148
Cobb County Kennestone Hospital Authority RB Refunding Anticipation Certificates Series 2012 (AA-/Aa3)
825,000	3.000	04/01/15	854,766
1,045,000	4.000	04/01/16	1,121,400
790,000	4.000	04/01/17	859,228
Cobb County Water and Sewer Improvement RB Series 2009 (AAA/Aaa)
1,025,000	5.000	07/01/13	1,025,000
1,000,000	4.500	07/01/14	1,042,700

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Georgia – (continued)
Cobb County-Marietta Water Authority RB Series 2009 (AAA/Aaa)
$1,500,000	5.000%	11/01/13	$ 1,523,670
2,850,000	5.000	11/01/14	3,029,721
Colquitt County School District Sales Tax GO Bonds Series 2013 (ST AID WITHHLDG) (NR/Aa1)
1,650,000	4.000	01/01/17	1,804,077
DeKalb County Water and Sewerage RB Second Resolution Series 2011 A (A+/Aa3)
200,000	2.000	10/01/14	203,290
1,500,000	5.000	10/01/16	1,667,625
Douglas County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
2,985,000	4.000	04/01/17	3,275,142
Fulton County Development Authority RB Refunding for Spelman College Series 2012 (NR/A1)
1,010,000	4.000	06/01/18	1,087,830
Gainesville Georgia School District GO Bonds Series 2011 (ST AID WITHHLDG) (AA+/NR)
2,595,000	3.000	12/01/14	2,664,572
2,500,000	4.000	12/01/15	2,651,725
Georgia State GO Bonds Refunding Series 2005 B (AAA/Aaa)
7,950,000	5.000	07/01/17	8,597,766
Georgia State GO Bonds Refunding Series 2009 E (AAA/Aaa)
2,220,000	4.000	07/01/13	2,220,000
Georgia State GO Bonds Refunding Series 2011 E-2 (AAA/Aaa)
9,325,000	4.000	09/01/16	10,233,068
11,495,000	4.000	09/01/17	12,822,213
Gwinnett County School District Sales Tax GO Bonds Series 2012 A (AAA/Aaa)
15,765,000	4.500	10/01/17	17,890,280
Henry County School District GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
4,000,000	2.000	12/01/15	4,117,280
Jackson County School District GO Bonds Refunding Series 2012 (ST AID WITHHLDG) (AA+/Aa2)
3,030,000	5.000	03/01/17	3,427,203
4,215,000	5.000	03/01/18	4,874,605
Marietta Georgia GO Bonds Refunding Series 2009 A (AA+/Aa2)
1,000,000	5.000	02/01/14	1,027,580
Municipal Electric Authority RB Subseries 2010 B (A/A2)
1,685,000	3.000	01/01/14	1,706,450
Public Gas Partners, Inc. RB Series 2009 A (A+/A3)
6,130,000	5.000	10/01/15	6,639,955
Richmond County Board of Education GO Bonds for Sales Tax Series 2012 (ST AID WITHHLDG) (AA+/Aa1)
2,500,000	5.000	10/01/16	2,826,125
2,000,000	3.000	10/01/17	2,151,960
Thomas County School District Sales Tax GO Bonds Series 2012 (ST AID WITHHLDG) (AA+/NR)
2,655,000	4.000	03/01/17	2,898,490

			113,371,889

Guam – 0.0%
Guam Government Limited Obligation RB for Section 30 Series 2009 A (BBB+/NR)
1,000,000	5.000	12/01/13	1,012,980

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Hawaii – 0.3%
Hawaii State GO Bonds Refunding Series 2003 DT (AA/Aa2)
$4,000,000	4.000%	11/01/14	$ 4,197,600
Hawaii State GO Bonds Series 2003 DA (NATL-RE) (AA/Aa2)(e)
3,745,000	5.250	09/01/13	3,775,072
Hawaii State Highway RB Series 2011 A (AA+/Aa2)
750,000	3.000	01/01/14	760,148
Honolulu City and County GO Bonds Series 2004 B (NATL-RE) (AA+/Aa1)(e)
3,600,000	5.000	07/01/14	3,770,100
Honolulu City and County Wastewater System RB Senior First Bond Resolution Series 2012 A (AA/Aa2)
2,400,000	2.000	07/01/17	2,464,248

			14,967,168

Idaho – 0.1%
Boise City Independent School District GO Bonds Refunding Series 2012 B (AA/Aa1)
1,000,000	3.000	08/01/17	1,066,890
2,085,000	4.000	08/01/18	2,327,006
Kootenai County School District No. 271 GO Bonds Series 2012 A (SCH BD GTY) (NR/Aa1)
1,960,000	2.000	09/15/16	2,019,682

			5,413,578

Illinois – 7.4%
Chicago Illinois Board of Education GO Bonds Refunding Capital Appreciation for School Reform Series 1999 A (NATL-RE FGIC) (A+/A2)(d)
2,500,000	0.000	12/01/15	2,422,525
Chicago Illinois GO Bonds for City Colleges of Chicago Capital Improvement Project Series 1999 (NATL-RE FGIC) (A+/Aa3)(d)
2,000,000	0.000	01/01/14	1,994,780
Chicago Illinois GO Bonds Refunding Series 2005 A (AGM) (AA-/Aa3)
5,000,000	5.000	01/01/15	5,325,250
Chicago Illinois Midway Airport Second Lien RB Series 2010 B (A-/A3)(b)
4,120,000	5.000	01/01/15	4,358,012
Chicago Illinois O’Hare International Airport RB Series 2008 A (AGM) (AA-/A2)
6,275,000	5.000	01/01/15	6,683,189
Chicago Illinois Public Building Commission RB Refunding Series 2006 (AMBAC) (A/A1)
1,000,000	5.000	03/01/15	1,057,870
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA) (NR/NR)
1,525,000	6.250	11/15/13	1,529,377
Chicago Illinois Transit Authority RB Series 2008 (ASSURED GTY) (AA-/A2)
2,845,000	5.000	06/01/14	2,955,642
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (AA-/Aa3)
500,000	4.000	11/01/16	544,160
Cook County Illinois GO Refunding Bonds Series 2012 C (AA/Aa3)
1,500,000	5.000	11/15/19	1,718,460
1,000,000	4.000	11/15/20	1,086,290

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Glenview GO Refunding Bonds Series 2012 B (NR/Aaa)
$1,245,000	4.000%	12/01/16	$ 1,367,744
1,295,000	4.000	12/01/17	1,436,764
1,365,000	4.000	12/01/18	1,531,885
Glenview GO Refunding Bonds Series 2012 C (NR/Aaa)
1,365,000	2.000	12/01/14	1,395,699
1,440,000	2.000	12/01/15	1,481,875
1,650,000	3.000	12/01/17	1,758,157
1,185,000	3.000	12/01/18	1,266,848
Illinois Educational Facilities Authority RB for University of Chicago RMKT 07/01/09 Series 1998 (AA/Aa1)(b)
3,100,000	3.375	02/03/14	3,156,451
Illinois Educational Facilities Authority RB for University of Chicago Series 2001 B-2 (AA/Aa1)(b)
2,000,000	1.875	02/12/15	2,044,960
Illinois Finance Authority Gas Supply RB Refunding for The Peoples Gas Light and Coke Co. Project Series 2010 (A/A1)(b)
2,250,000	2.125	07/01/14	2,282,625
Illinois Finance Authority RB Refunding for Resurrection Health Care Corp. Series 2009 (BBB+/Baa1)
5,000,000	5.000	05/15/14	5,151,800
4,400,000	5.250	05/15/15	4,671,480
Illinois Finance Authority RB Revolving Fund Master Trust Series 2004 (AAA/Aaa)
4,665,000	5.250	09/01/15	5,012,822
Illinois GO Bonds Series 2005 (AGM) (AA-/A2)
1,095,000	4.250	09/01/18	1,135,745
Illinois Health Facilities Authority RB for Advocate Health Care Network Series 2003 A (AA/Aa2)(b)
1,480,000	4.375	07/01/14	1,532,747
Illinois State Build Illinois Sales Tax RB Junior Obligation Series 2010 (AAA/NR)
5,050,000	5.000	06/15/14	5,280,431
Illinois State Build Illinois Sales Tax RB Series 2011 (AAA/NR)
2,375,000	4.000	06/15/17	2,610,505
Illinois State GO Bonds First Series 2001 (AGM) (AA-/A2)
1,900,000	5.500	05/01/15	2,046,509
Illinois State GO Bonds Refunding Series 2006 (A-/A3)
7,750,000	5.000	01/01/15	8,183,690
Illinois State GO Bonds Refunding Series 2009 A (A-/A3)
16,000,000	4.000	09/01/20	16,511,520
Illinois State GO Bonds Refunding Series 2010 (A-/A3)
2,000,000	5.000	01/01/15	2,111,920
7,120,000	5.000	01/01/17	7,799,604
11,800,000	5.000	01/01/18	13,025,548
15,890,000	5.000	01/01/20	17,565,124
Illinois State GO Bonds Refunding Series 2010 (AGM) (AA-/A2)
6,725,000	5.000	01/01/15	7,106,509
2,775,000	5.000	01/01/16	3,003,383
Illinois State GO Bonds Refunding Series 2012 (A-/A3)
16,375,000	3.000	08/01/13	16,408,077
5,400,000	5.000	08/01/15	5,811,696
6,250,000	5.000	08/01/16	6,850,063
7,025,000	5.000	08/01/19	7,816,647
Illinois State GO Bonds Series 2002 (NATL-RE) (A/A3)
2,710,000	5.500	08/01/15	2,944,307
Illinois State GO Bonds Series 2003 A (A-/A3)
7,525,000	5.000	10/01/16	7,598,745

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2003 A (NR/NR)(e)
$4,235,000	5.000%	10/01/13	$ 4,283,491
Illinois State GO Bonds Series 2007 B (A-/A3)
4,000,000	4.250	01/01/14	4,074,000
Illinois State GO Bonds Series 2012 (A-/A3)
10,000,000	4.000	03/01/15	10,452,300
Illinois State GO Bonds Series 2012 A (A-/A3)
2,000,000	4.000	01/01/14	2,034,520
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 A (AA/NR)
6,500,000	5.000	06/15/16	7,274,085
Illinois Unemployment Insurance Fund Building Receipts RB Series 2012 B (AA/NR)
7,500,000	5.000	12/15/17	8,476,650
11,980,000	5.000	06/15/18	13,449,107
McHenry and Lake County Community Highschool No. 156 GO Bonds Refunding Series 2013 (NR/Aa2)
2,245,000	3.000	02/01/17	2,347,462
2,690,000	3.000	02/01/18	2,823,962
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 1994 (NATL-RE) (AAA/Baa1)(d)
3,000,000	0.000	06/15/15	2,931,960
Quad Cities Regional Economic Development Authority RB for Augustana College Series 2012 (NR/Baa1)
840,000	3.000	10/01/17	833,028
Railsplitter Tobacco Settlement Authority Tobacco Settlement RB Series 2010 (A/NR)
5,030,000	5.000	06/01/15	5,387,029
11,350,000	4.125	06/01/16	12,158,461
4,000,000	5.000	06/01/16	4,408,120
10,000,000	5.000	06/01/17	11,151,000
Regional Transportation Authority Illinois Refunding Series 2011 A (AGM) (GO OF AUTH) (AA/Aa3)
13,420,000	5.000	06/01/16	14,846,009
13,545,000	5.000	06/01/17	15,223,768
Springfield Electric RB Senior Lien Series 2007 (NATL-RE) (A/A3)
7,500,000	5.000	03/01/19	8,021,475

			327,753,862

Indiana – 1.3%
Anderson School Building Corp. RB for First Mortgage Series 2003 (AMBAC) (AA+/WR)(e)
1,750,000	5.000	07/15/13	1,752,782
Delaware County Indiana Hospital Authority RB Refunding for Ball Memorial Hospital, Inc. Obligated Group Series 2009 A (NR/Baa2)
2,545,000	5.000	08/01/13	2,554,289
1,085,000	5.500	08/01/17	1,224,347
4,535,000	5.625	08/01/18	5,223,141
Indiana Finance Authority Economic Development RB Refunding for Republic Services, Inc. Project Series 2010 A (AMT) (BBB/NR)(b)
9,000,000	0.530	09/03/13	8,999,820
Indiana Finance Authority Hospital RB for Indiana University Health Obligated Group Series 2012 A (A/A2)
520,000	5.000	05/01/17	581,677
855,000	5.000	05/01/20	964,329

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Indiana – (continued)
Indiana Finance Authority Hospital RB for University Health Obligated Group Series 2011 N (AA-/A1)
$2,365,000	3.000%	03/01/14	$ 2,405,867
2,000,000	4.000	03/01/15	2,104,360
Indiana Finance Authority RB for Ohio River Bridges East End Crossing Project Series 2013 B (AMT) (BBB/NR)
7,000,000	5.000	01/01/19	7,623,770
Indiana Health Facility Financing Authority RB for Ascension Health Credit Group Series 2001 A-2 (AA+/Aa2)(b)
4,575,000	1.600	02/01/17	4,592,431
Indiana Health Facility Financing Authority RB for Ascension Health RB Series 2005 A-3 (AA/Aa3)(b)
2,500,000	1.700	09/01/14	2,539,650
Indiana Health Facility Financing Authority RB for Ascension Health RMKT 05/01/09 Series 2009 A (AA/NR)(b)
1,500,000	5.000	08/01/13	1,505,550
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Residual I Series 2010-3224 (AA/NR)(f)(g)
850,000	29.820	11/01/27	1,450,899
Indiana Health Facility Financing Authority RB for Ascension Health Subordinate Credit Group Series 2011 (AA+/Aa2)(b)
2,950,000	1.500	08/01/14	2,985,193
Indiana State Finance Authority RB for Community Foundation of Northwest Indiana Obligated Group Series 2012 (A-/NR)
800,000	5.000	03/01/18	899,832
500,000	5.000	03/01/19	558,030
650,000	5.000	03/01/20	723,788
Indianapolis Thermal Energy System First Lien RB Refunding Series 2010 B (AGM) (AA-/A2)
3,905,000	5.000	10/01/15	4,198,266
Rockport Indiana PCRB Refunding for Michigan Power Co. Project Series 2009 B (BBB/Baa2)(b)
2,500,000	6.250	06/02/14	2,619,275

			55,507,296

Iowa – 0.2%
Iowa Finance Authority Health Facilities RB for Mercy Medical Center Projects Series 2012 (A+/A2)
435,000	4.000	08/15/14	451,482
400,000	4.000	08/15/15	424,028
440,000	4.000	08/15/16	473,783
1,400,000	4.000	08/15/17	1,518,762
Iowa Finance Authority State Revolving Fund RB Series 2013 (AAA/Aaa)(c)
1,000,000	1.500	08/01/16	1,009,940
1,000,000	5.000	08/01/18	1,159,870
Iowa State University of Science and Technology RB Refunding for Memorial Union Series 2013 (AA/Aa2)
1,040,000	1.500	07/01/16	1,051,294
1,055,000	1.500	07/01/17	1,058,271
1,050,000	1.500	07/01/18	1,042,482
State University of Iowa Athletic Facilities RB Series 2010 S.U.I. (AA-/Aa2)
450,000	2.500	07/01/15	462,753
State University of Iowa RB Refunding for University’s Utility System Series 2009 S.U.I. (NR/Aa1)
1,185,000	3.000	11/01/13	1,195,594

			9,848,259

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kansas – 1.2%
Kansas Department of Transportation Highway RB Refunding Series 2012 A-2 (AAA/Aa1)(a)
$10,000,000	0.290%	09/01/14	$ 10,012,300
Kansas Department of Transportation Highway RB Refunding Series 2012 A-3 (AAA/Aa1)(a)
9,000,000	0.360	09/01/15	9,000,000
Kansas Development Finance Authority Hospital RB for Adventist Health System Series 2009 (AA-/Aa3)
2,390,000	4.000	11/15/13	2,422,098
Kansas Development Finance Authority Hospital RB for Adventist Health System/Sunbelt Obligated Group Series 2009 D (AA-/Aa3)
200,000	5.000	11/15/13	203,418
225,000	5.000	11/15/14	239,026
Kansas Development Finance Authority RB for University of Kansas Housing System Project Series 2010 A (AA/Aa1)
1,000,000	3.000	11/01/14	1,036,160
Olathe Health Facilities RB for Medical Center Series 2012 B (A+/NR)(b)
3,000,000	2.000	03/01/17	3,009,270
Overland Park City Kansas GO Bonds for Internal Improvement Series 2006 A (AAA/Aaa)
2,065,000	4.250	09/01/13	2,078,712
Wichita GO Refunding Bonds Series 2012 A (AA+/Aa1)
2,465,000	3.000	09/01/16	2,620,394
2,550,000	4.000	09/01/17	2,836,722
2,640,000	3.000	09/01/18	2,826,410
2,585,000	4.000	09/01/19	2,908,771
Wichita GO Sales Tax Bonds Series 2012 D (AA+/Aa1)
1,015,000	3.000	10/01/15	1,069,688
1,035,000	3.000	10/01/16	1,101,934
1,075,000	3.000	10/01/17	1,153,443
1,130,000	3.000	10/01/19	1,206,286
Wyandotte County/Kansas City Unified Government RB for Utility System Improvement Series 2011 A (A+/NR)
2,340,000	3.500	09/01/16	2,501,156
Wyandotte County/Kansas City Unified Government RB Refunding Sales Tax Special Obligation for Redevelopment Project Area B Sub Lien Series 2012 (AA-/NR)
1,300,000	3.000	12/01/14	1,347,892
2,000,000	4.000	12/01/15	2,149,040
1,400,000	5.000	12/01/16	1,573,768

			51,296,488

Kentucky – 1.4%
Kentucky Economic Development Finance Authority RB Residuals Series 2009-3125 (AA-/NR)(f)(g)
940,000	18.138	05/01/39	1,141,386
Kentucky State Property and Buildings Refunding Series 2011 A (A+/Aa3)
1,325,000	5.000	08/01/16	1,469,875
5,000,000	4.000	08/01/17	5,453,200
Louisville/Jefferson County Metro Government Environmental Facilities RB Refunding for Louisville Gas and Electric Company Project Series 2003 A (A-/A2)(b)
10,000,000	1.150	06/01/17	9,822,500
Louisville/Jefferson County Metro Government GO Bonds Refunding Series 2010 D (AA+/Aa1)
2,875,000	3.000	10/01/14	2,969,875
Louisville/Jefferson County Metro Government RB Refunding Series 2012 A (SP-1+/MIG1)
31,285,000	2.000	12/04/13	31,515,570

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Kentucky – (continued)
Louisville/Jefferson County PCRB for Louisville Gas & Electric Company Project Series 2003 A (A-/A2)(b)
$10,500,000	1.650%	04/03/17	$ 10,511,340
Western Kentucky University RB for General Recipients Series 2009 (ASSURED GTY) (AA-/Aa3)
1,080,000	3.000	09/01/13	1,083,845

			63,967,591

Louisiana – 1.8%
Baton Rouge Louisiana Public Improvement Sales Tax RB Refunding Series 2010 B (AA+/Aa2)
450,000	3.000	08/01/14	459,963
500,000	3.000	08/01/15	517,680
East Baton Rouge Parish Louisiana RB Refunding for Public Improvement Series 2004 ST (AMBAC) (AA/WR)(e)
4,405,000	5.000	02/01/14	4,569,174
Ernest N. Morial New Orleans Exhibition Hall Authority Special Tax Refunding Bonds Series 2012 (A+/A2)
400,000	2.000	07/15/14	406,468
270,000	3.000	07/15/14	277,147
400,000	2.000	07/15/15	408,276
585,000	3.000	07/15/15	608,851
350,000	2.000	07/15/16	355,901
1,830,000	3.000	07/15/16	1,914,985
375,000	2.000	07/15/17	378,049
1,200,000	4.000	07/15/17	1,302,744
680,000	2.000	07/15/18	675,158
1,040,000	4.000	07/15/18	1,131,312
1,000,000	5.000	07/15/19	1,144,010
Greater New Orleans Expressway Commission RB Refunding Series 2009 (ASSURED GTY) (AA-/A3)
100,000	2.750	11/01/13	100,620
205,000	2.750	11/01/14	209,061
Jefferson Parish Sales Tax RB Refunding School Series 2012 (AA/NR)
1,570,000	3.000	02/01/16	1,645,187
1,015,000	3.000	02/01/17	1,069,648
1,565,000	3.000	02/01/18	1,645,034
Louisiana Citizens Property Insurance Corp. RB Series 2006 B (AMBAC) (A-/A3)
2,955,000	5.000	06/01/16	3,243,172
Louisiana Local Government Environmental Facilities & Community Development Authority RB for BRCC Facilities Corp. Project Series 2011 (AGM) (AA-/A1)
1,250,000	3.000	12/01/16	1,306,587
Louisiana Local Government Environmental Facilities & Community Development Authority RB for LCTCS Facilities Corp. Project Series 2011 (AA-/A1)(d)
1,500,000	0.000	10/01/15	1,457,655
Louisiana Local Government Environmental Facilities & Community Development Authority RB for Parish of East Baton Rouge Road Improvements Project Series 2012 (AA/Aa3)
1,315,000	3.000	08/01/15	1,369,217
Louisiana Public Facilities Authority RB for Hurricane Recovery Program Series 2007 (AGC-ICC) (AA-/Aa3)
8,250,000	5.000	06/01/20	8,785,343
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2007 B-1A1 (A-/NR)(b)
3,000,000	1.375	10/01/16	2,936,730

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Louisiana – (continued)
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-1 (A-/NR)(b)
$4,750,000	1.875%	10/01/13	$ 4,764,535
Louisiana State Offshore Terminal Authority Deepwater Port RB for LOOP LLC Project Series 2010 B-2 (A-/NR)(b)
4,845,000	2.100	10/01/14	4,888,460
Morehouse Parish Louisiana PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
3,520,000	5.250	11/15/13	3,577,869
New Orleans Audubon Commission for Aquarium Tax Bonds Series 2011 (A/NR)
500,000	5.000	10/01/16	542,120
2,825,000	5.000	10/01/17	3,098,065
New Orleans GO Bonds Refunding Series 2012 (BBB/A3)
1,295,000	3.000	12/01/14	1,332,671
1,805,000	4.000	12/01/15	1,920,737
4,145,000	4.000	12/01/16	4,438,217
4,030,000	4.000	12/01/17	4,333,298
New Orleans Regional Transit Authority Sales Tax RB Series 2010 (AGM) (AA-/Aa3)
500,000	4.000	12/01/15	533,540
610,000	4.000	12/01/16	660,099
St. Tammany Parish Hospital Service District No. 1 RB Refunding Project Series 2011 (A-/NR)
1,190,000	2.000	07/01/13	1,190,000
1,390,000	2.000	07/01/14	1,402,204
1,800,000	2.300	07/01/15	1,820,736
Terrebonne Parish Louisiana Hospital Service District No. 1 RB Refunding for Terrebonne General Medical Center Project Series 2010 (A+/A2)
420,000	4.000	04/01/16	449,879
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 B (A/A1)
45,000	5.500	05/15/30	44,987
Tobacco Settlement Financing Corp. RB for Asset-Backed Bonds Series 2001 B (A-/A3)
5,000,000	5.875	05/15/39	4,998,600

			77,913,989

Maine – 0.2%
Finance Authority of Maine Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 11/10/04 Series 2004 (BBB/NR)
3,125,000	3.800	11/01/15	3,293,937
Maine State Housing Authority Mortgage Purchase Bonds Series 2011 E (AA+/Aa1)
2,700,000	1.350	11/15/14	2,709,477
2,455,000	1.700	11/15/15	2,466,367

			8,469,781

Maryland – 2.8%
Baltimore County Maryland GO Bonds 71st Issue for Metropolitan District Public Improvement Series 2008 (AAA/Aaa)
1,420,000	5.000	02/01/14	1,459,419
Baltimore County Maryland GO Bonds 74th Issue for Metropolitan District Public Improvement Series 2011 (AAA/Aaa)
6,650,000	4.000	02/01/14	6,796,233
2,500,000	4.000	02/01/16	2,697,700
9,000,000	5.000	02/01/17	10,228,050

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Maryland – (continued)
Baltimore County Maryland GO Bonds Refunding for Pension Funds Series 2009 (AAA/Aaa)
$3,575,000	5.000%	08/01/13	$ 3,589,085
Baltimore RB Refunding for Projects Series 2002 B (NATL-RE FGIC) (AA/Aa2)(a)
550,000	0.075	07/01/32	466,505
16,175,000	0.135	07/01/37	13,631,179
Baltimore RB Refunding for Wastewater Projects Subseries 2002 C (NATL-RE FGIC) (AA-/Aa3)(a)
35,550,000	0.075	07/01/37	29,753,727
Calvert County Maryland GO Bonds Refunding Series 2011 (AAA/Aa1)
1,455,000	2.000	07/15/14	1,481,874
Carroll County Maryland Consolidated Public Improvement and Refunding Bonds Series 2011 (AA+/Aa1)
2,075,000	5.000	11/01/17	2,399,883
3,055,000	4.000	11/01/18	3,436,294
Charles County Maryland GO Bonds Refunding Series 2011 (AA+/Aa1)
2,365,000	4.000	11/01/15	2,553,443
1,115,000	4.000	11/01/16	1,229,600
5,405,000	4.000	11/01/17	6,034,034
Harford County Maryland GO Bonds for Consolidated Public Improvement Series 2009 (AA+/Aaa)
1,170,000	2.250	07/01/16	1,199,414
Maryland State Health & Higher Educational Facilities Authority RB for MedStar Health Issue Series 2011 (A-/A2)
2,325,000	4.000	08/15/15	2,479,310
3,445,000	4.000	08/15/16	3,744,715
Maryland State Transportation Authority Grant and Revenue Anticipation Bonds Series 2008 (AAA/Aa1)
4,500,000	5.250	03/01/15	4,850,775
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2009 A (AAA/Aaa)
5,000,000	5.000	11/01/13	5,079,250
Montgomery County Maryland GO Bonds Refunding for Consolidated Public Improvement Series 2012 B (AAA/Aaa)
5,350,000	5.000	11/01/16	6,061,818
University of Maryland RB Refunding Revolving Loan Series 2003 A (AA+/Aa1)(b)
3,010,000	1.250	06/01/18	2,946,429
Washington Suburban Sanitary District Consolidated Public Improvement GO Bonds Series 2012 (AAA/Aaa)
12,500,000	5.000	06/01/16	13,984,500

			126,103,237

Massachusetts – 1.7%
Massachusetts Development Finance Agency RB for Boston University Series 2008 U-1 (A/A1)(b)
7,000,000	0.640	03/30/17	6,993,350
Massachusetts State Department of Transportation Senior RB for Metropolitan Highway System Series 2010 B (A+/A3)
4,000,000	5.000	01/01/15	4,251,560
Massachusetts State Development Finance Agency RB for Boston University Series 2009 V-2 (A/A1)
4,000,000	2.875	10/01/14	4,123,760
Massachusetts State Development Finance Agency RB for Partners Healthcare System Issue Series 2012 L (AA/Aa2)
400,000	5.000	07/01/15	433,924
300,000	5.000	07/01/16	333,900

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts State GO Bonds Consolidated Loan Series 2004 A (AA+/Aa1)(e)
$5,000,000	5.000%	08/01/14	$ 5,250,450
Massachusetts State GO Bonds Consolidated Loan Series 2004 D (AGM) (AA+/Aa1)(e)
3,475,000	5.000	12/01/14	3,704,802
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR) (FGIC) (AA+/Aa1)(a)
26,250,000	0.754	05/01/37	24,243,975
Massachusetts State GO Bonds Consolidated Loan Series 2012 D (AA+/Aa1)(a)
7,000,000	0.490	01/01/18	6,972,770
Massachusetts State GO Bonds Refunding Series 2010 A (AA+/Aa1)(a)
2,500,000	0.590	02/01/14	2,500,850
Massachusetts State GO Bonds Refunding Series 2013 A (AA+/Aa1)(a)
6,000,000	0.420	02/01/17	5,974,860
Massachusetts State GO Refunding Bonds Series 2007 A (AA+/Aa1)(a)
8,000,000	0.734	11/01/25	7,647,360
Massachusetts State Health & Educational Facilities Authority RB for Amherst College Series 2009 K-2 (AA+/Aaa)(b)
2,915,000	1.700	11/01/16	2,944,266

			75,375,827

Michigan – 2.4%
Detroit Michigan Water Supply System RB Senior Lien Series 2005 C (NATL-RE FGIC) (A+/B1)
3,000,000	5.000	07/01/16	3,061,560
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A+/B1)
1,100,000	5.000	07/01/13	1,100,000
Detroit Michigan Water Supply System RB Senior Lien Series 2011 A (A+/B1)
1,700,000	5.000	07/01/14	1,743,010
700,000	5.000	07/01/15	727,041
500,000	5.000	07/01/16	515,115
1,295,000	5.000	07/01/17	1,328,903
Detroit Wayne County Stadium Authority RB Refunding Series 2012 (BBB/Baa2)
500,000	5.000	10/01/14	518,520
1,100,000	5.000	10/01/18	1,186,570
Kent Hospital Finance Authority RB Refunding for Spectrum Health System Series 2008 A (AA/Aa3)(b)
6,850,000	4.250	01/15/14	6,997,412
Michigan Finance Authority RB for Detroit School District Series 2011 (A+/NR)
7,500,000	5.250	06/01/17	8,308,050
Michigan Finance Authority RB for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
11,135,000	5.000	07/01/15	12,114,212
Michigan Finance Authority RB Refunding for Detroit School District Series 2012 (A+/NR)
750,000	4.000	06/01/14	772,642
1,375,000	4.000	06/01/17	1,457,693
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A (AAA/Aaa)
9,000,000	5.000	01/01/18	10,402,290
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 B (AAA/Aaa)
4,000,000	5.000	07/01/23	4,152,240

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Michigan – (continued)
Michigan State Building Authority RB Refunding for Facilities Program Series 2003 I (AGM) (AA-/Aa3)
$7,580,000	5.250%	10/15/14	$ 7,676,493
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (A/Aa2)(e)
7,845,000	5.000	11/01/15	8,651,309
Michigan State Environmental RB Refunding for Facilities Program Series 2005 B (NATL-RE) (AA-/Aa2)
2,180,000	5.000	11/01/19	2,359,610
Michigan State Hospital Finance Authority RB for Ascension Health Credit Group RMKT 08/16/10 Series 1999 B-3 (AA+/Aa2)(b)
3,875,000	2.000	08/01/14	3,941,611
Michigan State Hospital Finance Authority RB Refunding for Ascension Health Credit Group Series 2010 F-1 (AA+/Aa2)(b)
3,000,000	2.000	05/30/18	2,997,180
Michigan State Strategic Fund Limited Obligation RB Refunding for The Detroit Edison Co. Exempt Facilities Project RMKT 06/01/09 Series 2008 ET-1 (A/A1)(b)
2,500,000	5.250	08/01/14	2,617,200
Michigan State Trunk Line Fund Bonds Series 2011 (AA+/Aa2)
550,000	3.000	11/15/14	570,086
Rochester Community School District GO Refunding Bonds Series 2012 (Q-SBLF) (AA-/NR)
875,000	4.000	05/01/18	952,184
700,000	4.000	05/01/19	758,968
Royal Oak Hospital Finance Authority RB for William Beaumont Hospital Series 2009 (A/A1)
2,000,000	6.250	09/01/14	2,120,400
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2010 C (A/A2)
5,000,000	5.000	12/01/14	5,315,950
10,000,000	5.000	12/01/15	11,028,800
Wayne County Airport Authority RB Refunding for Detroit Metropolitan Wayne County Airport Series 2012 A (A/A2)
1,270,000	5.000	12/01/18	1,480,045
1,385,000	5.000	12/01/19	1,599,551
Western Township Utilities Authority Sewage Disposal System Limited Tax RB for Series 2012 (MUN GOVT GTD) (AA/NR)
1,000,000	4.000	01/01/19	1,080,830

			107,535,475

Minnesota – 3.2%
Circle Pines Minnesota Independent School District No. 012 GO Refunding Bonds for Minnesota School District Credit Enhancement Program Series 2012 A (SD CRED PROG) (AA+/NR)
3,630,000	3.000	02/01/15	3,769,501
3,445,000	4.000	02/01/16	3,713,744
3,575,000	4.000	02/01/17	3,927,138
Farmington Minnesota Independent School District No. 192 GO School Building Refunding Bonds Series 2012 D (SD CRED PROG) (NR/Aa2)
3,110,000	2.000	06/01/16	3,188,154
2,595,000	1.500	06/01/17	2,605,821
3,190,000	1.500	06/01/18	3,177,974

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Minnesota – (continued)
Metropolitan Council Minneapolis St. Paul Metropolitan Area GO Bonds for Grant Anticipation Notes Series 2012 G (SP-1+/Aaa)
$23,000,000	2.000%	03/01/15	$ 23,573,850
47,100,000	1.000	03/01/16	47,208,330
Minneapolis Minnesota Convention Center GO Bonds Refunding Series 2011 A (AAA/Aaa)
7,980,000	2.000	12/01/17	8,166,812
Minneapolis Minnesota Special School District Refunding Series 2011 A (SD CRED PROG) (AA+/Aa1)
3,520,000	2.000	02/01/14	3,555,552
Minnesota Higher Education Facilities Authority RB for University of St. Thomas Series 2013 7-U (NR/A2)
600,000	5.000	04/01/14	620,538
500,000	5.000	04/01/18	569,745
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (AA/NR)
6,855,000	4.000	06/01/14	7,068,945
Minnesota State COPS for Technology System Lease Purchase Agreement Series 2009 (ETM) (NR/NR)(e)
1,720,000	4.000	06/01/14	1,778,016
Minnesota State Higher Education Facilities Authority RB for University of St. Thomas Series 2009 Seven-A (GO OF UNIV) (NR/A2)
1,000,000	2.500	10/01/13	1,005,200
950,000	3.000	10/01/14	980,267
Minnesota State Trunk Highway GO Bonds Series 2012 B (AA+/Aa1)
11,700,000	5.000	08/01/17	13,469,157
Minnesota State Various Purpose GO Bonds Series 2009 D (ETM) (AA+/Aa1)(e)
9,445,000	5.000	08/01/13	9,480,135
Watertown Independent School District No. 111 GO Refunding Bonds for School Building Series 2012 B (SD CRED PROG) (AA+/NR)
1,620,000	3.000	02/01/16	1,690,000
1,000,000	3.000	02/01/17	1,052,770

			140,601,649

Mississippi – 0.3%
DeSoto County Mississippi GO Bonds Refunding Series 2009 (AA/Aa2)
700,000	3.000	11/01/13	705,628
Greenville Public School District RB Refunding Series 2009 (AA-/NR)
605,000	4.000	08/01/13	606,482
Mississippi Development Bank Special Obligation RB for Marshall County IDA Mississippi Highway Construction Project Series 2012 (AA-/Aa3)
3,845,000	1.000	01/01/17	3,678,204
Mississippi State GO Bonds for Capital Improvement Series 2006 D (NATL-RE) (AA/Aa2)(e)
3,855,000	5.000	11/01/17	4,479,780
University Education Building Corp. RB Refunding Series 2009 B (AA/Aa2)
1,790,000	3.000	10/01/13	1,798,556

			11,268,650

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Missouri – 1.1%
City of Columbia Electric Utility Special Obligation RB for Annual Appropriation Series 2012 E (AA/NR)
$1,995,000	4.000%	09/01/18	$ 2,214,510
2,075,000	4.000	09/01/19	2,309,309
Curators University of Missouri System Facilities Unrefunded-RB for System Facilities Series 2006 A (AA+/Aa1)
5,070,000	5.000	11/01/17	5,539,076
Kansas City GO Bonds Refunding & Improvement Series 2012 A (AA/Aa2)
5,000,000	2.000	02/01/15	5,116,100
7,600,000	2.000	02/01/16	7,806,644
Missouri State Board of Public Buildings RB Series 2003 A (NR/Aa1)(e)
3,425,000	5.000	10/15/13	3,471,443
Missouri State Board of Public Buildings Special Obligation Series 2003 A (AA+/Aa1)
400,000	5.000	10/15/14	405,376
Missouri State Development Finance Board Infrastructure Facilities Leasehold Improvement and Refunding RB for City of Independence Electric System Projects Series 2012 F (A/NR)
375,000	4.000	06/01/15	394,339
500,000	4.000	06/01/16	533,360
1,180,000	4.000	06/01/18	1,263,556
960,000	4.000	06/01/19	1,025,040
1,000,000	4.000	06/01/20	1,061,980
Platte County Park Hill School District GO Bonds Refunding for Direct Deposit Program Series 2013 (ST AID DIR DEP) (AA+/Aa1)
2,250,000	2.000	03/01/16	2,319,143
St. Louis Airport RB Refunding for Lambert St. Louis International Airport Series 2013 (A-/A3)
765,000	5.000	07/01/18	876,705
St. Louis Board of Education GO Bonds Refunding for Missouri Direct Deposit Program Series 2004 (NATL-RE) (ST AID DIR DEP) (AA+/Baa1)(e)
5,980,000	5.000	04/01/15	6,446,739
2,595,000	5.250	04/01/15	2,808,802
St. Louis Missouri Airport Revenue Refunding for Lambert-St. Louis International Airport Series 2011 (A-/A3)
2,000,000	5.000	07/01/14	2,090,800
1,000,000	5.000	07/01/15	1,080,860

			46,763,782

Montana – 0.2%
Montana State Department of Transportation Refunding Grant Anticipation Notes for Highway 93 Advance Construction Project-Garvees Series 2012 (AA/Aa3)
1,600,000	2.000	06/01/17	1,641,952
2,000,000	3.000	06/01/17	2,128,440
1,750,000	3.000	06/01/18	1,855,893
800,000	4.000	06/01/18	885,936
1,740,000	3.000	06/01/19	1,836,535

			8,348,756

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Nebraska – 0.2%
Lincoln County Hospital Authority No. 1 RB Refunding for Great Plains Regional Medical Center Project Series 2012 (A-/NR)
$775,000	4.000%	11/01/16	$ 828,777
435,000	4.000	11/01/17	467,890
750,000	4.000	11/01/19	801,833
690,000	4.000	11/01/20	730,406
Omaha Nebraska Special Tax RB Refunding for Performing Arts Project Series 2012 (AA+/Aa2)
530,000	2.000	10/15/15	545,089
1,215,000	2.000	10/15/16	1,249,360
1,765,000	3.000	10/15/17	1,878,190
1,785,000	3.000	10/15/18	1,897,098
640,000	4.000	10/15/20	714,381

			9,113,024

Nevada – 1.2%
Clark County Airport RB Refunding Junior Lien Series 2013 C-1 (AMT) (A/A2)(c)
12,000,000	2.500	07/01/15	12,381,120
Clark County GO Refunding Bonds Series 2006 (AGM) (AA+/Aa1)
5,115,000	4.625	06/01/19	5,568,598
Clark County Improvement District Refunding for Special Improvement District No. 142 Mountain Edge Local Improvement Series 2012 (BBB-/NR)
1,830,000	2.000	08/01/13	1,831,171
2,935,000	3.000	08/01/14	2,963,910
3,135,000	3.000	08/01/15	3,132,460
3,690,000	3.000	08/01/16	3,646,089
4,030,000	4.000	08/01/17	4,082,914
Clark County McCarran International Airport RB Refunding for Passenger Facility Charge Series 2010 F-1 (A+/A1)
3,000,000	5.000	07/01/16	3,326,820
Clark County School District GO Bonds Refunding Series 2004 A (AGM) (AA-/Aa3)
3,000,000	5.000	06/15/16	3,116,670
Clark County School District Limited Tax GO Bonds Refunding Series 2003 D (NATL-RE) (AA-/Aa3)(e)
3,450,000	5.000	12/15/13	3,524,934
Las Vegas City Limited Tax GO Bonds Medium-Term Various Purpose Series 2011 A (AA/Aa2)
1,000,000	2.000	12/01/15	1,022,320
2,700,000	4.000	12/01/16	2,930,175
2,810,000	4.000	12/01/17	3,022,296
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006 (NR/NR)
505,000	4.800	12/01/14	512,136

			51,061,613

New Hampshire – 1.5%
Manchester New Hampshire General Airport RB Refunding Series 2009 B (BBB+/A3)
5,240,000	5.000	01/01/14	5,338,669
New Hampshire Business Finance Authority RB for Pollution Control Project Series 2001 A (AMT) (NATL-RE) (A/A3)(a)
50,475,000	0.175	05/01/21	45,516,409
New Hampshire Health & Education Facilities Authority RB for Dartmouth-Hitchcock Obligated Group Series 2009 (A+/NR)
2,900,000	3.250	08/01/13	2,905,307

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Hampshire – (continued)
New Hampshire Health & Education Facilities Authority RB Refunding for Catholic Medical Center Series 2012 (BBB+/Baa1)
$500,000	4.000%	07/01/14	$ 511,290
400,000	4.000	07/01/15	412,864
2,405,000	4.000	07/01/18	2,490,907
2,635,000	4.000	07/01/19	2,717,186
New Hampshire State Business Finance Authority RB for Waste Management, Inc. Series 2003 (AMT) (BBB/NR)(b)
1,200,000	2.125	06/01/18	1,168,884
New Hampshire State Capital Improvement GO Bonds Series 2012 B (AA/Aa1)
5,400,000	5.000	11/01/16	6,103,242

			67,164,758

New Jersey – 4.3%
Atlantic County College GO Bonds Series 2013 (ST AID WITHHLDG) (AA/Aa2)
1,845,000	1.000	03/01/16	1,839,207
2,025,000	1.000	03/01/17	1,982,232
Bergen County New Jersey GO Refunding Bonds for General Improvement Series 2011 A (ST AID WITHHLDG) (NR/Aaa)
1,730,000	2.000	12/01/13	1,742,941
1,275,000	2.000	12/01/14	1,306,403
1,320,000	2.000	12/01/15	1,364,167
1,725,000	2.000	12/01/16	1,784,461
2,355,000	2.000	12/01/17	2,425,438
2,500,000	2.000	12/01/18	2,558,150
Brick Township GO Bonds for General Improvements Series 2012 (NR/Aa2)
2,140,000	2.000	08/15/16	2,197,502
East Brunswick Township Board of Education Refunding Bonds Series 2012 (SCH BD RES FD) (NR/Aa2)
1,130,000	4.000	11/01/18	1,261,826
1,300,000	5.000	11/01/19	1,535,768
Garden State Preservation Trust Open Space and Farmland RB Series 2005 A (AGM) (AAA/Aa3)(e)
12,000,000	5.800	11/01/15	13,440,120
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (BBB/NR)(b)
2,250,000	2.125	12/01/17	2,258,955
Gloucester County New Jersey GO Bonds Refunding Series 2011 (AA+/NR)
325,000	2.000	10/01/14	331,201
660,000	2.000	10/01/15	674,163
1,245,000	3.000	10/01/17	1,311,508
Middlesex County New Jersey GO Bonds for General Improvements Series 2013 (AAA/NR)
2,845,000	2.000	01/15/17	2,919,510
Monmouth County GO Bonds Refunding Series 2010 C (AAA/Aaa)
5,425,000	4.000	03/01/16	5,845,329
Montgomery Township GO Bonds Refunding Series 2012 (NR/Aa1)
2,320,000	3.000	08/01/16	2,440,037
New Jersey Economic Development Authority RB for School Facilities Construction RMKT 04/30/08 Series 2008 (AGM) (AA-/A1)(e)
2,000,000	5.000	09/01/14	2,110,320

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (A+/A1)(e)
$3,905,000	5.000%	03/01/15	$ 4,195,298
New Jersey Economic Development Authority RB for School Facilities Construction Series 2005 K (NATL-RE FGIC) (A+/A1)
3,685,000	5.250	12/15/14	3,941,476
New Jersey Economic Development Authority RB for School Facilities Construction Series 2007 (AGM) (AA-/A1)(e)
5,000,000	5.000	09/01/15	5,477,300
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2010 DD-1 (A+/A1)
7,500,000	5.000	12/15/16	8,465,775
New Jersey Educational Facilities Authority RB for Rider University Series 2012 A (BBB+/Baa1)
1,240,000	5.000	07/01/17	1,352,704
1,265,000	4.000	07/01/18	1,328,060
New Jersey Health Care Facilities Financing Authority RB for Meridian Health System Obligated Group Issue Series 2011 (A/NR)
500,000	4.000	07/01/13	500,000
1,000,000	5.000	07/01/14	1,042,950
1,000,000	5.000	07/01/15	1,078,380
2,000,000	5.000	07/01/16	2,216,640
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2011 A (BBB+/Baa1)
4,875,000	3.000	07/01/13	4,875,000
New Jersey Health Care Facilities Financing Authority RB Refunding for Barnabas Health Series 2012 A (BBB+/Baa1)
350,000	5.000	07/01/17	377,671
400,000	5.000	07/01/18	433,760
New Jersey Health Care Facilities Financing Authority RB Refunding for Hackensack University Medical Center Issue Series 2010 B (A-/A3)
4,680,000	3.500	01/01/16	4,856,951
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Hospital Series 2007 B (BBB-/Baa3)
1,000,000	4.800	07/01/13	1,000,000
New Jersey State GO Bonds Refunding Series 2010 Q (AA-/Aa3)
10,000,000	5.000	08/15/15	10,895,200
5,000,000	5.000	08/15/16	5,594,150
New Jersey State Turnpike Authority RB Series 2000 C (NATL-RE) (A+/A3)(a)
21,625,000	0.123	01/01/30	19,151,094
New Jersey State Turnpike Authority RB Series 2000 D (NATL-RE) (A+/A3)(a)
21,500,000	0.105	01/01/30	19,040,409
New Jersey State Turnpike Authority RB Series 2012 B (A+/A3)
10,000,000	5.000	01/01/19	11,480,700
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2004 B (NATL-RE) (A+/A1)
6,800,000	5.500	12/15/16	7,711,132
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2011 B (A+/A1)
1,500,000	5.000	06/15/15	1,615,575
1,000,000	5.000	06/15/16	1,100,620
Newark Housing Authority RB for South Ward Police Facility Series 2009 (ASSURED GTY) (GO OF CITY) (NR/A3)
1,235,000	3.500	12/01/13	1,245,374

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New Jersey – (continued)
Somerset County New Jersey GO Bonds Series 2009 A (AAA/Aaa)
$3,320,000	2.000%	08/01/13	$ 3,324,980
Sussex County New Jersey GO Bonds for General Improvement Series 2010 (NR/Aa2)
2,665,000	2.000	08/15/14	2,714,249
Toms River Township Board of Education School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
820,000	3.000	07/15/16	857,080
855,000	3.000	07/15/17	897,126
Toms River Township General Improvement Bonds Series 2010 (AA/NR)
3,260,000	3.000	06/15/18	3,400,343
Union County New Jersey GO Bonds Refunding for General Improvement Series 2009 (AA+/Aa1)
4,195,000	4.000	03/01/14	4,297,694
Union County New Jersey GO Bonds Refunding for General Improvement Series 2012 B (SCH BD RES FD) (AA+/Aa1)
1,265,000	3.000	03/01/19	1,340,735
Wayne Township School District GO Refunding Bonds Series 2012 (SCH BD RES FD) (AA-/NR)
1,000,000	3.000	07/15/14	1,026,150
700,000	4.000	07/15/15	743,771
1,000,000	4.000	07/15/16	1,082,530

			189,990,115

New Mexico – 1.3%
Albuquerque New Mexico GO Bonds Series 2009 A (AAA/Aa1)
4,000,000	3.000	07/01/13	4,000,000
Farmington New Mexico PCRB Refunding for Southern California Edison Co. Four Corners Project RMKT 04/01/10 Series 2010 B (NR/A1)(b)
10,000,000	2.875	04/01/15	10,304,000
New Mexico Finance Authority State Transportation RB Refunding Senior Lien Series 2012 (AAA/Aa1)
21,485,000	2.000	06/15/16	22,126,972
New Mexico State Capital Projects GO Bonds Series 2013 (AA+/Aaa)
6,030,000	2.000	03/01/17	6,217,593
New Mexico State Severance Tax RB Refunding Series 2011 A-2 (AA/Aa1)
5,000,000	5.000	07/01/16	5,591,700
New Mexico State Severance Tax RB Series 2010 A (AA/Aa1)
2,000,000	5.000	07/01/17	2,286,300
New Mexico State Severance Tax RB Series 2011 A-1 (AA/Aa1)
5,475,000	5.000	07/01/17	6,258,746

			56,785,311

New York – 12.7%
Albany County Airport Authority RB Refunding Series 2010 A (AGM) (AA-/A2)
1,625,000	5.000	12/15/15	1,779,424
Albany County GO Serial Bonds Series 2010 (AA/Aa3)
1,920,000	2.000	06/01/14	1,949,146
1,640,000	3.000	06/01/15	1,713,390
1,385,000	3.000	06/01/16	1,463,446

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
Brookhaven Public Improvement GO Bonds Series 2013 A (AA+/Aa2)
$3,955,000	2.000%	09/15/14	$ 4,036,908
4,045,000	2.000	09/15/15	4,164,085
4,135,000	2.000	09/15/16	4,268,850
Marlboro Central School District GO Serial Bonds Series 2010 (AGM) (ST AID WITHHLDG) (AA-/NR)
870,000	3.000	10/15/13	875,646
950,000	4.000	10/15/14	984,998
990,000	4.000	10/15/15	1,044,420
Metropolitan Transportation Authority New York RB Refunding for Transportation Series 2012 C (A/A2)
1,000,000	5.000	11/15/15	1,095,540
730,000	4.000	11/15/16	793,955
Metropolitan Transportation Authority RB Series 2011 D (A/A2)
725,000	3.000	11/15/13	732,032
1,000,000	4.000	11/15/15	1,072,180
Monroe County GO Bonds Refunding Series 2012 (BBB+/A3)
1,000,000	5.000	03/01/15	1,067,090
3,000,000	5.000	03/01/16	3,229,590
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (A-/A2)
515,000	5.000	08/01/13	516,777
Nassau Health Care Corp. RANS Series 2013 A (AGM) (AA-/A2)
7,500,000	2.250	12/15/13	7,564,350
New York City GO Bonds Refunding RMKT 03/19/13 Subseries 2008 J-4 (AA/Aa2)(a)
6,250,000	0.610	08/01/25	6,215,562
New York City GO Bonds Series 2009 E (ETM) (NR/NR)(e)
2,760,000	3.000	08/01/13	2,766,017
New York City GO Bonds Series 2010 A (AA/Aa2)
1,200,000	3.000	08/01/16	1,270,680
New York City GO Bonds Series 2010 B (AA/Aa2)
6,770,000	5.000	08/01/15	7,385,596
New York City GO Bonds Unrefunded Series 2009 E (AA/Aa2)
6,580,000	3.000	08/01/13	6,595,200
New York City Prerefunded Refunding Series 2009 C (ETM) (NR/NR)(e)
560,000	5.000	08/01/13	562,072
New York City Tax Exempt GO Bonds Subseries 2009 H-1 (ASSURED GTY) (AA/Aa2)
5,000,000	5.000	03/01/15	5,367,350
New York City Transitional Finance Authority RB for Future Tax Fiscal 2013 Series 2012 D (AAA/Aa1)
12,130,000	5.000	11/01/17	14,029,194
New York City Transitional Finance Authority RB Future Tax Subordinate Refunding Series 2012 B (AAA/Aa1)
4,885,000	5.000	11/01/15	5,387,080
10,650,000	5.000	11/01/17	12,317,471
New York City Transitional Finance Authority RB Refunding for Future Tax Fiscal 2013 Series 2012 E (AAA/Aa1)
13,310,000	5.000	11/01/17	15,393,947
New York City Unrefunded Refunding Series 2009 C (AA/Aa2)
6,440,000	5.000	08/01/13	6,465,374
New York State Bridge Authority General RB Refunding Series 2011 (GO OF AUTH) (AA-/Aa3)
3,145,000	3.000	01/01/14	3,188,024
2,000,000	4.000	01/01/15	2,102,860

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Lease RB for Municipal Health Facilities Improvement Program Series 2010-1 (CITY APPROP) (AA-/Aa3)
$4,825,000	5.000%	01/15/14	$ 4,944,708
New York State Dormitory Authority North Shore-Long Island Jewish Obligated Group RB Series 2011 A (A-/A3)
2,215,000	4.000	05/01/17	2,396,143
New York State Dormitory Authority Personal Income Tax RB Series 2010 E (AAA/NR)
21,935,000	3.000	02/15/14	22,317,327
7,095,000	5.000	02/15/15	7,609,600
New York State Dormitory Authority RB Refunding for Long Island University Series 2012 A (BBB-/Baa3)
1,475,000	3.000	09/01/13	1,480,089
1,280,000	3.000	09/01/14	1,307,366
1,335,000	4.000	09/01/15	1,376,559
3,325,000	4.000	09/01/16	3,446,861
3,000,000	4.000	09/01/17	3,108,120
3,665,000	5.000	09/01/18	3,938,482
New York State Dormitory Authority Tax Exempt General Purpose Personal Income Tax RB Series 2011 E (AAA/NR)
8,375,000	5.000	08/15/17	9,613,076
New York State Energy Research & Development Authority Facilities RB Refunding for Consolidated Edison Co. Subseries 1999 A-2 (AMT) (AMBAC) (A-/A3)(a)
70,025,000	0.263	05/01/34	60,151,640
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 B (BBB+/Baa1)
5,000,000	2.250	10/15/15	5,056,800
New York State Energy Research & Development Authority PCRB for New York State Electric & Gas Corporation Project Series 2011 C (BBB+/Baa1)
8,000,000	2.250	12/01/15	8,095,840
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (A/A3)(a)
27,750,000	0.123	07/01/34	22,995,563
New York State GO Bonds Refunding Series 2009 C (AA/Aa2)
23,075,000	3.000	02/01/15	23,984,155
New York State Tax Exempt GO Bonds RMKT 10/23/12 Subseries 1996 J-2 (AA/Aa2)
8,250,000	5.000	02/15/16	9,115,920
New York State Tax Exempt GO Bonds Series 2011 E (AA/Aa2)
6,950,000	5.000	12/15/17	8,107,453
New York State Tax Exempt GO Bonds Subseries 2012 A-1 (AA/Aa2)
3,000,000	5.000	10/01/17	3,451,500
New York State Tax Exempt GO Refunding Bonds Series 2012 C (AA/Aa2)
7,555,000	4.000	08/01/16	8,228,226
New York State Thruway Authority RB for General Highway and Bridge Trust Series 2011 A-1 (AA/NR)
6,440,000	5.000	04/01/17	7,320,606
New York State Thruway Authority RB for Local Highway and Bridge Service Contract Series 2009 (AA-/NR)
2,730,000	5.000	04/01/14	2,826,369
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 A (AAA/NR)
8,000,000	5.000	03/15/16	8,879,680

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
New York – (continued)
New York State Urban Development Corp. RB for State Personal Income Tax Series 2010 B (AA-/NR)
$21,775,000	5.000%	01/01/14	$ 22,289,108
Suffolk County New York GO Bonds for Public Improvement Series 2012 B (AGM) (AA-/A2)
2,590,000	2.000	10/15/16	2,650,606
Suffolk County New York Public Improvement Series 2011 A (A+/A2)
4,520,000	3.000	05/15/15	4,688,460
Suffolk County New York Refunding Serial Bonds Series 2012 A (A+/A2)
3,275,000	4.000	04/01/14	3,356,580
2,000,000	4.000	04/01/15	2,104,540
Suffolk County New York Refunding Serial Bonds Series 2012 B (A+/A2)
680,000	3.000	10/01/13	683,910
2,310,000	4.000	10/01/14	2,404,849
2,000,000	4.000	10/01/16	2,172,980
1,000,000	4.000	10/01/17	1,095,930
Suffolk County New York Tax Anticipation Notes Series 2012 III (SP-1/NR)
23,000,000	2.000	09/12/13	23,078,200
Suffolk County Water Authority BANS Series 2013 A (AA/NR)
35,000,000	4.000	01/15/16	37,784,950
Suffolk County Water Authority BANS Series 2013 B (AA/NR)
8,000,000	3.000	01/15/15	8,302,640
Suffolk Tobacco Asset Securitization Corp. RB Tobacco Settlement Asset-Backed Bonds Series 2012 B (A/NR)
370,000	4.000	06/01/17	388,574
490,000	4.000	06/01/18	516,793
575,000	5.000	06/01/19	638,170
620,000	5.000	06/01/20	692,763
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds for State Contingency Contract Secured Series 2011 B (AA-/NR)
30,000,000	5.000	06/01/17	34,157,400
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2003 B-1C (AA-/Aa3)
9,745,000	5.500	06/01/19	9,778,328
Triborough Bridge & Tunnel Authority RB General RMKT 06/28/12 Subseries 2005 B-4 (AA-/Aa3)(b)
37,500,000	0.220	01/01/14	37,503,375
Utica City School District GO Bonds Refunding Series 2013 (ST AID WITHHLDG) (NR/A2)
850,000	2.000	07/01/14	859,741
1,000,000	2.000	07/01/15	1,011,960
Yonkers New York GO Bonds Series 2011 A (BBB+/Baa1)
2,000,000	5.000	10/01/13	2,021,500
2,020,000	5.000	10/01/14	2,125,343
2,000,000	5.000	10/01/15	2,159,420
2,000,000	5.000	10/01/16	2,195,460

			561,811,917

North Carolina – 3.6%
Centennial Authority RB Refunding Series 2009 (ASSURED GTY) (AA-/Aa2)
3,190,000	5.000	09/01/13	3,209,618
Charlotte North Carolina Douglas International Airport RB Series 2010 A (A+/Aa3)
1,220,000	2.250	07/01/14	1,244,217

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
Durham North Carolina Utility System Revenue Refunding Series 2011 (AAA/Aa1)
$500,000	3.000%	06/01/14	$ 512,735
300,000	4.000	06/01/16	326,118
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2008 A (A-/Baa1)
1,000,000	5.000	01/01/14	1,023,050
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2010 A (A-/Baa1)
5,500,000	5.000	01/01/16	5,979,490
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2012 B (A-/Baa1)
6,000,000	5.000	01/01/15	6,395,880
1,500,000	5.000	01/01/16	1,630,770
4,535,000	5.000	01/01/17	5,050,448
3,000,000	5.000	01/01/19	3,444,210
North Carolina Eastern Municipal Power Agency Power System RB Series 2009 B (A-/Baa1)
3,000,000	3.000	01/01/14	3,039,540
North Carolina Eastern Municipal Power Agency Power System RB Series 2012 A (A-/Baa1)
5,235,000	2.000	01/01/15	5,347,029
1,815,000	3.000	01/01/16	1,884,587
2,000,000	3.000	01/01/18	2,074,200
1,275,000	5.000	01/01/18	1,442,153
2,000,000	3.000	01/01/19	2,053,120
1,000,000	5.000	01/01/19	1,148,070
North Carolina GO Bonds Refunding Series 2005 B (AAA/Aaa)
16,925,000	5.000	04/01/17	19,366,431
North Carolina GO Bonds Refunding Series 2013 D (AAA/Aaa)
27,685,000	3.000	06/01/17	29,648,974
North Carolina Grant and Revenue Anticipation Vehicle Bonds Series 2011 (AA/Aa3)(b)
6,000,000	4.000	03/01/18	6,459,300
North Carolina Infrastructure Finance Corp. COPS Capital Improvement Series 2006 A (AGM) (AA+/Aa1)
6,490,000	5.000	02/01/14	6,669,773
North Carolina Medical Care Commission Health Care Facilities RB Refunding for Wake Forest Baptist Obligated Group Series 2012 B (AA-/A1)
3,470,000	3.000	12/01/14	3,594,816
1,065,000	4.000	12/01/16	1,162,874
1,375,000	5.000	12/01/18	1,595,481
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (NATL-RE) (A/A2)
1,000,000	5.500	01/01/14	1,026,080
North Carolina Turnpike Authority Monroe Connector System State APPROP RB Series 2011 (AA/Aa2)
3,000,000	4.000	07/01/14	3,109,230
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 B (AMBAC) (A/A1)(a)
8,825,000	0.123	07/03/13	8,191,341
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 F (AMBAC) (A/A1)(a)
12,125,000	0.263	07/05/13	11,254,135

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
North Carolina – (continued)
Wake County Industrial Facilities and Pollution Control Financing Authority PCRB for Carolina Power and Light Co. Project. Series 2000 G (AMBAC) (A/A1)(a)
$22,075,000	0.210%	10/01/22	$ 20,489,441
Winston-Salem North Carolina Water and Sewer System RB Refunding Series 2010 D (AAA/Aa1)
985,000	3.000	06/01/15	1,031,581

			159,404,692

Ohio – 1.2%
Akron City Ohio Jedd RB Refunding Series 2011 (AA-/NR)
470,000	4.000	12/01/14	490,788
1,000,000	4.000	12/01/15	1,061,180
1,425,000	5.000	12/01/16	1,575,694
1,740,000	5.000	12/01/17	1,953,063
Bowling Green Ohio City Student Housing RB for CFP I LLC Bowling Green State University Project Series 2010 (BBB-/NR)
2,115,000	4.000	06/01/16	2,184,245
Buckeye Ohio Tobacco Settlement Financing Authority RB Senior Turbo Asset-Backed Bonds Series 2007 A-2 (B-/B3)
13,740,000	5.125	06/01/24	12,378,503
3,415,000	5.375	06/01/24	3,070,905
Cincinnati Ohio City School District GO Bonds for Classroom Facilities Construction and Improvement Series 2003 (AGM) (AA-/Aa2)(e)
5,150,000	5.000	12/01/13	5,251,094
Dublin City School District GO Refunding Bonds Unlimited Tax Series 2012 (AAA/Aa1)
500,000	4.000	12/01/16	548,235
1,180,000	4.000	12/01/17	1,311,322
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (BBB/NR)
200,000	2.000	01/01/14	200,068
200,000	2.000	01/01/15	197,962
250,000	2.000	01/01/16	244,860
315,000	2.250	01/01/17	305,789
400,000	4.000	01/01/18	409,588
415,000	4.000	01/01/19	423,209
435,000	4.000	01/01/20	437,475
New Albany Community Authority RB Refunding Series 2012 C (NR/A1)
1,100,000	4.000	10/01/17	1,183,028
800,000	4.000	10/01/18	861,472
Ohio Housing Finance Agency Single Family Prerefunded Series 1985 (FGIC FHA/VA/PRIV MTGS) (AA+/WR)(d)(e)
1,500,000	0.000	01/15/14	1,354,635
Ohio State Air Quality Development Authority PCRB Refunding for FirstEnergy Series 2009 D (BBB-/Baa3)(b)
3,000,000	2.250	09/15/16	2,912,130
Ohio State GO Bonds for Highway Capital Improvement Series 2010 N (AAA/Aa1)
7,620,000	3.000	05/01/14	7,796,403
Ohio State GO Bonds Refunding for Higher Education Series 2009 C (AA+/Aa1)
2,450,000	5.000	08/01/13	2,459,629
Ohio State Higher Educational Facility Commission RB for Cleveland Clinic Health System Obligations Series 2013 A-2 (AA-/Aa2)(a)
2,250,000	0.530	07/04/13	2,239,223

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State RB for Mental Health Capital Facilities Series II - 2009 A (ST APPROP) (AA/Aa2)
$1,320,000	4.000%	12/01/13	$ 1,339,061

			52,189,561

Oklahoma – 1.6%
Norman Oklahoma GO Bonds Series 2012 B (NR/Aa2)
3,750,000	0.050	03/01/15	3,706,125
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2010 (AA/NR)
4,745,000	2.250	03/01/14	4,808,298
Oklahoma County Independent School District No. 12 Combined Purpose GO Bonds for Edmond School District Series 2012 (AA/NR)
4,845,000	0.050	03/01/14	4,839,234
3,765,000	2.000	03/01/16	3,870,608
5,470,000	2.000	03/01/17	5,616,323
Oklahoma County Independent School District No. 52 GO Bonds for Midwest City-Del City School District Series 2012 (NR/Aa2)
2,160,000	2.000	01/01/14	2,179,095
1,860,000	2.000	01/01/15	1,900,083
2,160,000	2.000	01/01/17	2,178,230
Oklahoma County Independent School District No. 52 GO Bonds for Series 2013 (NR/Aa2)
2,795,000	2.000	01/01/16	2,852,549
2,445,000	2.000	01/01/17	2,487,299
Oklahoma County Independent School District No. 89 GO Bonds Series 2013 (AA/Aa2)
6,750,000	1.000	07/01/15	6,765,997
8,750,000	1.000	07/01/16	8,708,875
Oklahoma Development Finance Authority Solid Waste Disposal RB for Waste Management of Oklahoma, Inc. Project Series 2004 A (BBB/NR)(b)
3,000,000	2.250	06/02/14	3,038,700
Tulsa County Industrial Authority RB for Capital Improvement RMKT 08/17/09 Series 2003 A (AA-/NR)
10,965,000	4.000	05/15/16	11,879,262
Tulsa Oklahoma GO Bonds Series 2009 (AA/Aa1)
1,000,000	5.000	10/01/14	1,059,110
Tulsa Oklahoma GO Bonds Series 2013 (AA/Aa1)
3,400,000	4.000	03/01/16	3,681,180

			69,570,968

Oregon – 0.5%
Clackamas County Hospital Facility Authority RB Legacy Health System Series 2009 C (A+/A2)(b)
2,000,000	5.000	07/15/14	2,075,920
Gilliam County Oregon Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 03/01/10 Series 2007 (BBB/NR)(b)
5,000,000	2.000	09/02/14	5,075,800
Lake Oswego Oregon GO Bonds Series 2009 A (AAA/Aa1)
1,575,000	3.000	12/01/13	1,593,175
Oregon Coast Community College District GO Bonds Refunding Series 2012 (SCH BD GTY) (NR/Aa1)
1,050,000	2.000	06/15/15	1,076,386
1,120,000	2.000	06/15/16	1,146,544
790,000	2.000	06/15/17	806,314
1,165,000	2.000	06/15/18	1,175,427
1,445,000	3.000	06/15/19	1,521,513

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Oregon – (continued)
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2010 A (A+/A2)
$500,000	5.000%	03/15/14	$ 513,945
Oregon State Facilities Authority RB Refunding for Legacy Health System Series 2011 A (A+/A2)
500,000	5.000	05/01/15	533,300
2,000,000	5.000	05/01/16	2,184,320
Oregon State GO Bonds Refunding for Oregon University System Series 2012 B (AA+/Aa1)
1,175,000	3.000	08/01/17	1,258,437
1,120,000	3.000	08/01/18	1,198,993

			20,160,074

Pennsylvania – 1.9%
Allegheny County Higher Education Building Authority RB for Chatham University Series 2012 A (BBB/NR)
750,000	5.000	09/01/18	810,015
Allegheny County Redevelopment Authority Tax Increment Refunding for Waterfront Project Series 2007 A (A/NR)
1,345,000	4.250	12/15/13	1,360,293
1,050,000	4.250	12/15/15	1,103,371
645,000	4.250	12/15/17	685,809
Carbon County Hospital Authority RB Refunding for Gnaden Huetten Memorial Hospital Series 2000 (AMBAC) (CNTY GTD) (NR/WR)
540,000	5.400	11/15/14	549,337
Chester County Health & Education Facilities Authority RB for Jefferson Health System Series 2010 A (AA/Aa3)
1,775,000	4.000	05/15/14	1,829,599
Chester County IDA RB for University Student Housing, LLC Project at West Chester University Series 2013 A (NR/Baa3)
295,000	3.000	08/01/16	293,451
515,000	3.000	08/01/17	506,822
530,000	3.000	08/01/18	509,627
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 A (AA+/Aaa)
10,000,000	3.000	01/01/16	10,532,100
Pennsylvania Economic Development Financing Authority RB Refunding for Unemployment Compensation Series 2012 B (AA+/Aaa)
9,500,000	5.000	07/01/22	10,493,605
7,000,000	5.000	01/01/23	7,586,880
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2009 (BBB/NR)(b)
5,250,000	1.750	12/01/15	5,271,000
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (BBB/NR)
285,000	3.000	05/01/15	288,648
390,000	3.000	05/01/16	394,220
440,000	3.000	05/01/17	441,095
1,165,000	5.000	05/01/18	1,256,441
1,000,000	5.000	05/01/19	1,079,510
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2006 B (AGM) (AA-/A1)
6,455,000	5.000	09/01/14	6,773,812

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Commonwealth GO Bonds for City of Pittsburgh Series 2012 A (A/A1)
$625,000	4.000%	09/01/15	$ 662,075
600,000	4.000	09/01/16	641,520
500,000	3.000	09/01/17	516,215
550,000	4.000	09/01/17	590,733
Pennsylvania State Commonwealth RB for Harrisburg Area Community College Project Series 2011 (AGM) (AA-/NR)
1,305,000	4.000	10/01/15	1,383,861
Pennsylvania State University Bonds Refunding Series 2002 (AA/Aa2)
1,000,000	5.250	08/15/15	1,095,420
Pennsylvania Turnpike Commission RB Series 2013 A (A+/A1)(a)
7,500,000	0.660	12/01/17	7,463,325
Philadelphia GO Bonds Series 2011 (AGM) (AA-/A2)
1,460,000	5.000	08/01/16	1,606,628
Philadelphia Hospitals & Higher Education Facilities Authority Hospital RB Refunding for Temple University Health System Series 2012 B (BB+/Ba1)
1,500,000	5.000	07/01/15	1,557,945
1,500,000	5.000	07/01/16	1,573,890
2,000,000	5.000	07/01/17	2,115,520
Philadelphia School District GO Bonds Refunding Series 2005 A (AMBAC) (ST AID WITHHLDG) (A+/Aa3)
1,000,000	5.000	08/01/13	1,003,640
Pittsburgh Water & Sewer Authority RB Refunding Subordinate Series 2012 C-1D (AGM) (AA-/NR)(b)
6,000,000	1.400	09/01/15	5,979,660
Southeastern Pennsylvania Transportation Authority RB Refunding Series 2010 (AA-/A1)
3,000,000	3.000	03/01/14	3,046,230
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa1)(b)
2,000,000	5.500	09/15/13	2,021,180

			83,023,477

Puerto Rico – 3.0%
Government Development Bank for Puerto Rico RB Refunding RMKT 12/30/09 Series 1985 (NATL-RE) (COMWLTH GTD) (A/Baa1)
14,620,000	4.750	12/01/15	14,804,066
Government Development Bank for Puerto Rico Senior Notes RB Series 2006 B (BBB-/Baa3)
5,530,000	5.000	12/01/14	5,762,758
2,645,000	5.000	12/01/15	2,725,990
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (BB+/Ba1)
250,000	5.000	07/01/13	250,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2012 A (BB+/Ba1)
2,025,000	5.000	07/01/15	2,076,738
14,595,000	5.000	07/01/17	14,694,684
7,285,000	5.000	07/01/19	7,112,710
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A (ASSURED GTY) (AA-/A3)
825,000	5.000	07/01/14	852,893
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2001 A (NATL-RE-IBC) (A/Baa1)
3,935,000	5.500	07/01/15	4,073,040

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority RB Refunding for Transportation Series 2004 I (FGIC) (BBB/Baa3)
$2,100,000	5.000%	07/01/24	$ 2,037,798
Puerto Rico Commonwealth Public Improvement GO Bonds Refunding Series 2002 A (FGIC) (BBB-/Baa3)
1,030,000	5.500	07/01/17	1,066,895
Puerto Rico Electric Power Authority Power RB Refunding Series 2005 SS (NATL-RE) (A/Baa1)
1,000,000	5.000	07/01/13	1,000,000
Puerto Rico Electric Power Authority Power RB Refunding Series 2007 UU (NATL-RE) (A/Baa1)
835,000	4.000	07/01/14	850,197
Puerto Rico Electric Power Authority Power RB Refunding Series 2012 B (BBB/Baa3)
2,000,000	5.000	07/01/16	2,079,960
Puerto Rico Electric Power Authority RB Refunding LIBOR Series 2007 UU (BBB/Baa3)(a)
25,850,000	0.890	07/01/31	17,755,589
Puerto Rico Electric Power Authority RB Refunding Series 1999 OO (AGC) (AA-/A3)
500,000	5.000	07/01/13	500,000
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (BBB/Baa3)
150,000	3.000	07/01/13	150,000
3,250,000	4.000	07/01/16	3,288,415
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (AA-/A2)(a)
27,300,000	0.710	07/01/29	19,757,556
Puerto Rico Electric Power Authority RB Series 2008 WW (BBB/Baa3)
4,500,000	5.250	07/01/15	4,684,815
8,175,000	5.500	07/01/16	8,616,941
Puerto Rico Municipal Finance Agency GO Bonds Series 2002 A (AGM) (AA-/A2)
1,125,000	5.250	08/01/16	1,127,115
Puerto Rico Public Buildings Authority RB for Government Facilities Series 2007 N (COMWLTH GTD) (BBB-/Baa3)
3,940,000	5.000	07/01/14	4,043,583
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2002 C (COMWLTH GTD) (BBB-/Baa3)
2,250,000	5.500	07/01/16	2,329,582
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (AMBAC) (COMWLTH GTD) (BBB-/Baa3)(b)
1,000,000	5.500	07/01/17	1,021,160
Puerto Rico Public Buildings Authority RB Refunding for Government Facilities Series 2013 M-2 (BBB-/Baa3)(b)
10,850,000	5.750	07/01/17	11,176,910

			133,839,395

Rhode Island – 0.1%
Providence GO Bonds Series 2013 A (BBB/Baa1)
665,000	3.000	01/15/16	678,859
315,000	4.000	01/15/18	330,574
1,545,000	5.000	01/15/19	1,690,724
Rhode Island Health and Educational Building Corp. Higher Education Facility RB Refunding for University of Rhode Island Auxiliary Enterprise Series 2013 C (A+/A1)
400,000	4.000	09/15/14	415,840
600,000	5.000	09/15/17	679,398
500,000	4.000	09/15/18	547,330

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Rhode Island – (continued)
Rhode Island Health and Educational Building Corp. RB for Newport Public School Financing Program Series 2013 C (AA/NR)
$390,000	2.000%	05/15/15	$ 398,872
515,000	3.000	05/15/16	541,934
385,000	3.000	05/15/17	407,057
280,000	4.000	05/15/18	308,300
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2002 A (BBB/Baa1)
590,000	6.000	06/01/23	595,428

			6,594,316

South Carolina – 1.1%
Beaufort-Jasper South Carolina Water & Sewer Authority Waterworks and Sewer System RB Series 2010 B (AA/Aa1)
2,400,000	5.000	03/01/14	2,470,848
Clemson University RB Refunding Series 2012 (AA/Aa2)
5,770,000	2.000	05/01/16	5,901,152
4,440,000	2.000	05/01/17	4,533,906
5,000,000	2.000	05/01/18	5,078,500
Columbia City South Carolina Waterworks and Sewer System RB Refunding Series 2011 B (AA/Aa1)
1,205,000	4.000	02/01/15	1,266,696
Columbia City South Carolina Waterworks and Sewer System RB Series 2011 A (AA/Aa1)
1,020,000	3.000	02/01/15	1,056,251
1,025,000	3.000	02/01/16	1,077,306
Florence County South Carolina Hospital RB for McLeod Regional Medical Center Project Series 2010 A (AA-/NR)
1,905,000	4.000	11/01/16	2,044,217
Georgetown County South Carolina School District GO Bonds Refunding Series 2011 B (SCSDE) (AA/Aa1)
4,330,000	5.000	03/01/16	4,772,829
5,895,000	5.000	03/01/17	6,660,996
Oconee County PCRB Refunding for Duke Power Co. Project Series 2009 (A/A1)
6,000,000	3.600	02/01/17	6,426,420
Richland County South Carolina GO Bonds Series 2012 A (ST AID WITHHLDG) (AA+/Aa1)
2,000,000	4.000	03/01/17	2,206,020
Richland County South Carolina School District No. 2 GO Bonds Refunding Series 2009 C (SCSDE) (AA/Aa1)
1,595,000	3.000	03/01/14	1,624,492
South Carolina Jobs-Economic Development Authority Hospital RB Refunding and Improvement for Palmetto Health Series 2009 (BBB+/Baa1)
1,080,000	3.500	08/01/13	1,082,516
1,000,000	5.000	08/01/14	1,040,780
Western Carolina Regional Sewer Authority RB Refunding for Sewer System Series 2005 B (AGM) (AA/Aa2)
2,200,000	5.000	03/01/15	2,359,742

			49,602,671

South Dakota – 0.0%
South Dakota State Health & Educational Facilities Authority RB for Sanford Health Series 2009 (A+/A1)
1,250,000	4.250	11/01/14	1,313,312

Tennessee – 0.6%
Johnson City Health & Educational Facilities Board Hospital RB for Mountain States Health Alliance Series 2010 A (BBB+/Baa1)
890,000	5.000	07/01/15	940,695

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Tennessee – (continued)
Maury County Tennessee GO Bonds Series 2006 (XLCA) (NR/Aa2)(e)
$2,180,000	3.600%	04/01/14	$ 2,234,783
Memphis Tennessee Electric System RB Subseries 2003 A (NATL-RE) (AA+/Aa2)(e)
6,000,000	5.000	12/01/13	6,117,780
Metropolitan Nashville Airport Authority Airport Improvement RB Refunding Series 2010 A (A/A2)
3,285,000	4.000	07/01/13	3,285,000
Sevier County Public Building Authority RB for Local Government Public Improvement Series VII-D-1 (MUN GOVT GTD) (AA/NR)
5,000,000	5.000	06/01/14	5,204,250
Tennessee State GO Refunding Bonds Series 2012 B (AA+/Aaa)
6,600,000	5.000	10/01/16	7,456,482

			25,238,990

Texas – 8.0%
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2013 B (BBB-/Baa2)(b)
4,000,000	3.000	01/04/16	4,031,680
City of Carrollton Texas GO Refunding Bonds Series 2012 (AAA/Aa1)
2,005,000	4.000	08/15/19	2,255,665
City of El Paso Water and Sewer RB Refunding for Improvement Series 2012 A (AA/NR)
1,750,000	2.000	03/01/18	1,783,687
845,000	4.000	03/01/19	939,801
Collin & Denton County Texas GO Bonds Refunding Series 2011 (AA/Aa1)
3,335,000	5.000	02/15/16	3,685,975
Collin County Texas GO Bonds Refunding Limited Tax Series 2009 A (AAA/Aaa)
1,135,000	3.000	02/15/14	1,154,431
Collin County Texas GO Bonds Refunding Series 2009 A (AAA/Aaa)
550,000	3.000	02/15/14	559,416
Dallas County Limited Tax GO Notes Series 2011 (AAA/Aaa)
3,855,000	5.000	02/15/18	4,465,786
Dallas-Fort Worth International Airport Joint RB Refunding Series 2009 A (A+/A2)
2,500,000	4.000	11/01/13	2,530,025
2,000,000	4.000	11/01/14	2,094,700
Dallas-Fort Worth International Airport Joint RB Refunding Series 2011 D (A+/A2)
750,000	4.000	11/01/16	818,040
250,000	4.000	11/01/17	275,648
Dallas-Fort Worth International Airport Joint RB Refunding Series 2012 B (A+/A2)
8,045,000	3.000	11/01/13	8,115,313
1,750,000	5.000	11/01/18	2,019,763
Del Mar College District Limited Tax Refunding Bonds Series 2011 (AA/Aa2)
510,000	3.000	08/15/14	525,514
1,145,000	4.000	08/15/15	1,227,509
Fort Bend County Texas GO Bonds Unlimited Tax Road Refunding Series 2009 (AA+/Aa1)
500,000	4.000	03/01/14	512,445

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Fort Worth Texas GO Bonds Refunding and Improvement Series 2012 (AA+/Aa1)
$2,000,000	4.000%	03/01/19	$ 2,241,500
Garland Independent School District Unlimited Tax Refunding Bonds Series 2011 A (PSF-GTD) (AAA/Aaa)(d)
1,930,000	0.000	02/15/17	1,839,001
Gulf Coast Waste Disposal Authority Environmental Facilities RB for BP Products North America, Inc. Project RMKT 09/01/09 Series 2004 (A/A2)(b)
5,000,000	2.300	09/03/13	5,014,300
Harris County Texas Cultural Education Facilities Finance Corp. RB for Texas Children’s Hospitals Project Series 2009 (AA/Aa2)
1,680,000	3.500	10/01/13	1,692,785
Harris County Texas GO Bonds Refunding for Permanent Improvement Series 2009 B (AAA/NR)
1,000,000	4.000	10/01/13	1,009,350
Harris County Texas Spring Independent School District Unlimited Tax Refunding Bonds Series 2011 (PSF-GTD) (AAA/Aaa)
3,040,000	3.000	08/15/16	3,231,885
2,250,000	4.000	08/15/17	2,496,532
Harrison County Texas Health Facilities Development Corp. Hospital RB for Good Shepherd Health System Series 2010 (BBB+/Baa2)
500,000	4.000	07/01/13	500,000
855,000	4.000	07/01/14	875,161
930,000	4.000	07/01/15	962,671
2,005,000	4.500	07/01/16	2,127,746
Houston Airport System RB Subordinate Lien Series 2002 C (AMT) (XLCA) (A/A2)(a)
17,725,000	0.391	07/05/13	16,003,916
Houston Airport System RB Subordinate Lien Series 2002 D-2 (AMT) (XLCA) (A/A2)(a)
21,950,000	0.386	07/01/32	19,821,246
Houston Higher Education Finance Corp. RB for Rice University Project Series 2013 A (AAA/Aaa)(b)
52,505,000	0.460	11/16/16	52,331,208
Houston Independent School District GO Bonds Refunding Series 2012 (PSF-GTD) (AAA/Aaa)(b)
16,000,000	0.875	06/01/16	15,711,680
Houston Utilities System RB Refunding First Lien Series 2012 C (AA/NR)(b)
8,000,000	0.660	08/01/16	7,987,920
Houston Utilities System RB Refunding Series 2012 (AA/NR)(b)
4,500,000	0.610	06/01/15	4,508,325
Klein Texas Independent School District GO Bonds Refunding Series 2003 A (PSF-GTD) (AAA/Aaa)
2,050,000	4.250	08/15/14	2,140,897
Leander Independent School District Unlimited Tax GO Bonds Refunding Series 2010 A (PSF-GTD) (AAA/NR)(d)
1,500,000	0.000	08/15/13	1,499,595
2,000,000	0.000	08/15/14	1,989,980
1,000,000	0.000	08/15/15	985,320
Lower Colorado River Authority RB Refunding Series 2008 (ETM) (NR/NR)(e)
5,000	5.500	05/15/14	5,226
Lower Colorado River Authority RB Series 2008 (ETM) (NR/NR)(e)
205,000	5.500	05/15/14	214,274

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Lower Colorado River Authority RB Unrefunded Series 2012 (A/A1)
$2,240,000	5.500%	05/15/14	$ 2,341,539
Lubbock Health Facilities Development Corp. RB for St. Joseph Health System Series 2008 B (AA-/A1)
3,300,000	5.000	07/01/17	3,736,590
Mansfield Independent School District VRDN GO Bonds Series 2012 (PSF-GTD) (AAA/Aaa)(b)
7,315,000	1.750	08/01/17	7,378,348
Midland Texas COPS GO Bonds Series 2007 (NATL-RE) (AA+/Aa1)
1,255,000	4.000	03/01/14	1,286,237
Mission Economic Development Corp. Solid Waste Disposal RB for Waste Management, Inc. Project RMKT 12/01/09 Series 2006 (BBB/NR)(b)
4,000,000	3.750	06/01/15	4,174,280
North East Independent School District GO Bonds Series 2004 (PSF-GTD) (NR/Aaa)(e)
7,890,000	5.000	08/01/14	8,289,629
North East Independent School District GO Bonds Unrefunded Series 2004 (PSF-GTD) (AAA/Aaa)
5,570,000	5.000	08/01/15	5,842,150
North Texas Tollway Authority RB Refunding for First Tier Series 2008 A (NATL-RE-IBC) (A/A2)
4,250,000	6.000	01/01/19	4,933,570
North Texas Tollway Authority RB Refunding for First Tier Series 2012 C (A-/A2)(b)
16,000,000	1.950	01/01/19	15,600,000
North Texas Tollway Authority System RB Refunding First Tier Series 2008 E-3 (A-/A2)(b)
5,405,000	5.750	01/01/16	6,011,819
North Texas Tollway Authority System RB Refunding First Tier Series 2011 B (A-/A2)
3,000,000	5.000	01/01/19	3,420,810
Northside Texas Independent School District GO Bonds for School Building Series 2010 (PSF-GTD) (AAA/Aaa)(b)
6,000,000	1.200	08/01/17	5,881,560
Northside Texas Independent School District GO Bonds for School Building Series 2012 (PSF-GTD) (AAA/Aaa)(b)
8,000,000	1.000	05/31/16	7,990,800
Northside Texas Independent School District Unlimited Tax Refunding Series 2011 A (PSF-GTD) (AAA/Aaa)(b)
6,760,000	1.350	06/01/14	6,799,208
Plano Texas Independent School District Unlimited Tax GO Bonds Refunding Series 2010 (PSF-GTD) (AAA/Aaa)
4,000,000	5.000	02/15/15	4,284,720
Sam Rayburn Municipal Power Agency RB Refunding Series 2012 (BBB+/NR)
1,700,000	5.000	10/01/15	1,818,711
2,315,000	5.000	10/01/19	2,604,815
San Antonio Electric and Gas Systems Junior Lien RB Refunding Series 2012 C (AA-/Aa2)(b)
7,000,000	2.000	12/01/16	7,108,920
Spring Branch Independent School District Unlimited Tax GO Bonds for Schoolhouse Series 2004 (PSF-GTD) (AAA/Aaa)
1,000,000	4.750	02/01/14	1,003,300
Sugar Land Texas GO Bonds Refunding for Fort Bend County Series 2012 (AAA/NR)
1,815,000	3.000	02/15/14	1,846,073
1,240,000	3.000	02/15/15	1,290,468
Tarrant County Limited Tax GO Bonds Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,115,722

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. III RB Series 2012 D (BBB/A3)
$3,445,000	5.000%	12/15/14	$ 3,630,548
2,200,000	5.000	12/15/15	2,372,920
3,000,000	5.000	12/15/16	3,241,230
5,000,000	5.000	12/15/17	5,463,700
4,500,000	5.000	12/15/18	4,923,270
Texas Municipal Gas Acquisition & Supply Corp. RB for Senior Lien Series 2008 D (A-/Baa2)
13,550,000	5.625	12/15/17	14,662,862
Texas State Public Finance Authority Unemployment Compensation Obligation Assessment RB Series 2010 A (AAA/Aaa)
16,725,000	4.000	07/01/15	17,871,499
7,355,000	5.000	07/01/16	8,085,645
Texas Transportation Commission Central Texas Turnpike System First Tier RB Refunding Series 2012 B (A-/Baa1)(b)
2,500,000	1.250	02/15/15	2,497,600
Tyler Texas Independent School District Series 2011 (PSF-GTD) (AAA/NR)(b)
1,140,000	1.150	08/15/14	1,140,821

			352,835,280

U.S. Virgin Islands – 0.5%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2012 A (BBB+/NR)
19,500,000	2.250	10/01/17	19,068,270
Virgin Islands Public Finance Authority Senior Lien RB Refunding Matching Fund Loan Notes Series 2009 B (BBB/Baa2)
2,500,000	5.000	10/01/13	2,526,175
Virgin Islands Water & Power Authority Electric System RB Refunding Series 2010 A (BBB-/Baa2)
1,285,000	4.000	07/01/13	1,285,000
480,000	4.000	07/01/14	493,680
680,000	4.750	07/01/15	716,380

			24,089,505

Utah – 0.5%
Box Elder School District GO Bonds for Utah School Bond Guaranty Program Series 2011 (SCH BD GTY) (NR/Aaa)
2,510,000	3.000	07/15/13	2,512,661
Centerville Utah Sales Tax RB Series 2009 (ASSURED GTY) (AA/NR)
1,340,000	4.000	05/01/14	1,379,369
Utah Associated Municipal Power Systems RB for Horse Butte Wind Project Series 2012 A (A-/NR)
500,000	5.000	09/01/14	526,015
610,000	5.000	09/01/15	659,843
750,000	5.000	09/01/16	828,773
500,000	5.000	09/01/17	562,575
500,000	5.000	09/01/18	568,985
500,000	5.000	09/01/19	572,485
Utah State GO Bonds Series 2009 A (AAA/Aaa)
5,850,000	5.000	07/01/14	6,128,811
Utah State GO Bonds Series 2009 B (AAA/Aaa)
7,450,000	4.000	07/01/14	7,731,088

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Utah – (continued)
Utah State University RB Refunding for Student Fee and Housing System Series 2009 (ASSURED GTY) (AA/A3)
$1,575,000	3.000%	12/01/14	$ 1,618,344

			23,088,949

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency RB Refunding for St. Michael’s College Project Series 2012 (A-/Baa1)
1,250,000	3.000	10/01/15	1,278,663
1,420,000	4.000	10/01/16	1,496,382
1,680,000	4.000	10/01/17	1,776,667

			4,551,712

Virginia – 1.3%
Amelia County IDA RB Refunding for Waste Management, Inc. Project Series 2002 (AMT) (BBB/NR)(b)
8,500,000	0.850	04/01/14	8,501,870
Fairfax County Virginia Economic Development Authority Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2007 (BBB/NR)
500,000	4.150	10/01/13	502,675
King George County Industrial Development Authority Solid Waste Disposal RB for King George Landfill, Inc. Project RMKT 05/01/13 Series 2003 A (BBB/NR)(b)
4,000,000	3.500	05/01/14	4,000,640
Louisa IDA Pollution Control RB Refunding for Electric and Power Co. Project Series 2008 C (A-/WR)(b)
6,250,000	1.500	12/01/14	6,297,187
Newport News Virginia GO Bonds Series 2009 B (AA/Aa1)
4,315,000	3.000	09/01/13	4,334,763
Smyth County Virginia IDA Hospital RB for Mountain States Health Alliance Series 2010 B (BBB+/Baa1)
3,330,000	5.000	07/01/14	3,443,253
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2005 (AA+/Aaa)(e)
8,765,000	5.625	06/01/15	9,600,655
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2010 A (AA+/Aa1)
3,015,000	2.500	03/01/15	3,068,245
Virginia State Housing Development Authority Homeownership Mortgage RB Series 2011 B (GO OF AUTH) (AA+/Aa1)
1,900,000	2.200	03/01/17	1,945,828
Virginia State Public School Authority School Financing 1997 Resolution RB Series 2005 D (AA+/Aa1)
3,000,000	4.500	08/01/13	3,010,560
Virginia State Public School Authority School Financing 1997 Resolution Series 2004 A (ST AID WITHHLDG) (AA+/Aa1)(e)
6,185,000	5.000	08/01/14	6,501,672
Wise County Virginia IDA Solid Waste and Sewage Disposal RB for Virginia Electric and Power Company Project Series 2010 A (A-/A3)(b)
5,000,000	2.375	11/01/15	5,136,750
York County Economic Development Authority Electricity and Power RB Refunding Series 2009 A (A-/A3)(b)
2,000,000	4.050	05/01/14	2,054,180

			58,398,278

Principal Amount	Interest Rate	Maturity Date	Value
State-Specific Municipal Debt Obligations – (continued)
Washington – 1.0%
Snohomish County School District No. 015 GO Bonds Unlimited Tax Series 2006 (NATL-RE FGIC) (SCH BD GTY) (AA+/Aa1)(e)
$2,550,000	5.000%	06/01/16	$ 2,852,073
Tobacco Settlement Authority of Washington RB Asset-Backed Bonds Series 2002 (BBB/A3)
2,485,000	6.500	06/01/26	2,500,034
Washington State GO Bonds Series 2005 D (AGM) (AA+/Aa1)(e)
10,000,000	5.000	01/01/15	10,669,200
Washington State Various Purpose GO Bonds Refunding Series 2013 R-C (AA+/Aa1)
27,125,000	3.000	07/01/16	28,696,623

			44,717,930

West Virginia – 0.4%
Kanawha Putnam County Huntington Compound RB for Single Family Mortgage Series 1984 A (ETM) (NR/Aaa)(d)(e)
10,125,000	0.000	12/01/16	9,756,450
Mason County Pollution Control RB for Appalachian Power Co. Project Series 2003 L (NR/Baa2)(b)
5,300,000	2.000	10/01/14	5,348,230
Princeton West Virginia Hospitals RB Refunding Princeton Community Hospital Project Series 2012 A (BBB/NR)
500,000	5.000	05/01/17	537,950
1,445,000	5.000	05/01/18	1,564,473
1,565,000	5.000	05/01/19	1,702,344

			18,909,447

Wisconsin – 0.3%
Kenosha City Promissory Notes GO Bonds for Capital Appreciation Series 2005 D (AMBAC) (AA/Aa2)(d)
1,500,000	0.000	09/01/15	1,472,115
Madison City Promissory Notes GO Bonds Series 2011 A (NR/Aaa)
5,500,000	5.000	10/01/16	6,208,070
Milwaukee Wisconsin GO Bonds Series 2010 N-1 (AA/Aa2)
4,050,000	5.000	02/01/16	4,468,851

			12,149,036

TOTAL INVESTMENTS – 98.9%			$4,367,644,477

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			50,231,403

NET ASSETS – 100.0%			$4,417,875,880

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(c)	When-issued security.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

(e)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $27,681,526, which represents approximately 0.6% of net assets as of June 30, 2013.

(g)	Inverse floating rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AGC	— Insured by ACE Guaranty Corp.
AGC-ICC	— Agency Insured Custody Certificate
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance
Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BANS	— Bond Anticipation Notes
BHAC-CR	— Insured by Berkshire Hathaway Assurance
Corp. - Insured Custodial Receipts
CITY APPROP	— City Appropriation
CNTY GTD	— County Guaranteed
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF CITY	— General Obligation of City
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MUN GOVT GTD	— Municipal Government Guaranteed
NATL-RE	— Insured by National Public Finance Guarantee
Corp.
NATL-RE FGIC	— Insured by National Public Finance Guarantee
Corp., which reinsures Financial Guaranty
Insurance Co.
NATL-RE-IBC	— Insured by National Public Finance Guarantee
Corp. - Insured Bond Certificates
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PRIV MTGS	— Private Mortgages
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FD	— School Bond Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
ST AID DIR DEP	— State Aid Direct Deposit
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TRANS	— Tax & Revenue Anticipation Notes
VA	— Veterans Administration
VRDN	— Variable Rate Demand Notes
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	$5,000	1.000%	03/20/23	1.520%	$(5)	$(188,131)
JPMorgan Chase Bank, N.A.	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	10,000	1.000	03/20/23	1.520	(482,437)	106,165
Morgan Stanley & Co. International PLC	California State Various Purpose GO Bonds Series 2003, 5.250%, 02/01/18	11,000	1.000	03/20/23	1.520	(448,830)	34,932

TOTAL						$(931,272)	$(47,034)

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$4,361,433,243

Gross unrealized gain	39,332,035
Gross unrealized loss	(33,120,801)

Net unrealized security gain	$6,211,234

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

ii. Forward Contracts — A rate lock is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether the referenced obligation is above or below a specified level on the termination date of the contract. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2013:

HIGH YIELD MUNICIPAL

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$5,239	$—	$—
Municipal Debt Obligations	—	3,361,992,646	—
Total	$5,239	$3,361,992,646	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$792,281	$—
Interest Rate Swap Contracts	—	6,505,565	—
Total	$—	$7,297,846	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(65,421)	$—
Forward Contracts	—	(522,000)	—
Total	$—	$(587,421)	$—

MUNICIPAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$568,278,700	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$24,397	$—
Interest Rate Swap Contracts	—	1,148,041	—
Total	$—	$1,172,438	$—

SHORT DURATION TAX-FREE

Investment Type	Level 1	Level 2	Level 3
Assets
Municipal Debt Obligations	$—	$4,367,644,477	$—

Derivative Type
Assets(a)
Credit Default Swap Contracts	$—	$141,097	$—
Liabilities(a)
Credit Default Swap Contracts	$—	$(188,131)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — High Yield Municipal Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 27, 2013

*	Print the name and title of each signing officer under his or her signature.